UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Knights of Columbus Limited Duration Fund	Knights of Columbus Core Bond Fund

Knights of Columbus Long/Short Equity Fund	Knights of Columbus Large Cap Value Fund

Knights of Columbus Large Cap Growth Fund	Knights of Columbus Small Cap Fund

Knights of Columbus U.S. All Cap Index Fund	Knights of Columbus Real Estate Fund

Knights of Columbus International Equity Fund

Semi-Annual Report | April 30, 2022

The Advisors’ Inner Circle Fund III

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2022

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-523-8637; and (ii) on the SEC’s website at http:// www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 65.9%

	Face Amount	Value
COMMUNICATION SERVICES — 2.7%
Bell Canada
0.750%, 03/17/24	$610,000	$582,515
Charter Communications Operating
4.500%, 02/01/24	620,000	627,639
Cox Communications
2.950%, 06/30/23(A)	562,000	561,319
Discovery Communications
3.800%, 03/13/24	675,000	674,996
NTT Finance
0.583%, 03/01/24(A)	1,260,000	1,201,269

		3,647,738

CONSUMER DISCRETIONARY — 2.3%
Aptiv
2.396%, 02/18/25	585,000	562,526
Brunswick
0.850%, 08/18/24	695,000	648,905
Daimler Finance North America
3.650%, 02/22/24(A)	635,000	636,277
General Motors Financial
4.250%, 05/15/23	555,000	561,378
Genuine Parts
1.750%, 02/01/25	750,000	712,126

		3,121,212

CONSUMER STAPLES — 6.8%
7-Eleven
0.800%, 02/10/24(A)	1,230,000	1,171,813
Coca-Cola European Partners
0.800%, 05/03/24(A)	850,000	803,612
Conagra Brands
4.300%, 05/01/24	480,000	486,022

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Constellation Brands
4.750%, 11/15/24	$460,000	$474,061
Diageo Capital
2.125%, 10/24/24	1,210,000	1,178,161
General Mills
2.054%, ICE LIBOR USD 3 Month + 1.010%, 10/17/23(B)	490,000	495,537
JDE Peet’s
0.800%, 09/24/24(A)	1,355,000	1,264,955
Kellogg
2.750%, 03/01/23	300,000	300,556
McCormick
3.150%, 08/15/24	640,000	638,038
Molson Coors Beverage
3.500%, 05/01/22	520,000	520,000
Mondelez International Holdings Netherlands BV
2.250%, 09/19/24(A)	655,000	637,811
Nestle Holdings
0.375%, 01/15/24(A)	590,000	566,087
Suntory Holdings
2.250%, 10/16/24(A)	660,000	632,313

		9,168,966

ENERGY — 5.3%
Chevron USA
7.250%, 10/15/23	500,000	529,906
Continental Resources
3.800%, 06/01/24	660,000	661,109
Devon Energy
5.250%, 09/15/24	660,000	680,581
Enable Midstream Partners
3.900%, 05/15/24	770,000	767,702
Enbridge
2.500%, 02/14/25	750,000	726,541
Gray Oak Pipeline
2.000%, 09/15/23(A)	575,000	562,678
Halliburton
3.500%, 08/01/23	26,000	26,111
Hess
3.500%, 07/15/24	825,000	819,641
MarkWest Energy Partners
4.500%, 07/15/23	575,000	580,408
Ovintiv Exploration
5.625%, 07/01/24	660,000	685,880
Southern Natural Gas
0.625%, 04/28/23(A)	340,000	332,076
Western Midstream Operating
3.950%, 06/01/25	750,000	723,394

		7,096,027

FINANCIALS — 24.7%
Ally Financial
3.875%, 05/21/24	1,520,000	1,525,229

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Antares Holdings
6.000%, 08/15/23(A)	$650,000	$659,577
Ares Capital
4.200%, 06/10/24	630,000	630,396
Banco Santander
0.701%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.450%, 06/30/24(B)	800,000	773,435
Bank of America MTN
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/24(B)	560,000	560,357
Bank of Montreal MTN
1.500%, 01/10/25	1,100,000	1,043,379
Bank of Nova Scotia
0.700%, 04/15/24	680,000	646,432
0.650%, 07/31/24	680,000	637,363
BlackRock TCP Capital
3.900%, 08/23/24	1,270,000	1,258,071
Blackstone Private Credit Fund
1.750%, 09/15/24(A)	905,000	845,754
Business Development Corp of America
4.850%, 12/15/24(A)	700,000	694,796
Canadian Imperial Bank of Commerce
2.606%, ICE LIBOR USD 3 Month + 0.785%, 07/22/23(B)	750,000	749,543
Capital One Financial
3.300%, 10/30/24	630,000	621,917
Charles Schwab
6.106%, ICE LIBOR USD 3 Month + 4.820%(B)(C)	410,000	407,950
Citigroup
1.569%, ICE LIBOR USD 3 Month + 1.100%, 05/17/24(B)	955,000	953,121
Discover Financial Services
3.950%, 11/06/24	620,000	621,869
E*TRADE Financial
2.950%, 08/24/22	725,000	726,248
Emera US Finance
0.833%, 06/15/24	975,000	913,267
Equitable Financial Life Global Funding
1.100%, 11/12/24(A)	690,000	649,212
F&G Global Funding
0.900%, 09/20/24(A)	1,050,000	980,107
First Horizon National
3.550%, 05/26/23	540,000	540,486
First Republic Bank
1.912%, U.S. SOFR + 0.620%, 02/12/24(B)	850,000	840,710

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
First-Citizens Bank & Trust
3.929%, U.S. SOFR + 3.827%, 06/19/24(B)	$970,000	$975,593
FS KKR Capital
4.625%, 07/15/24	650,000	649,617
Goldman Sachs Group
1.056%, U.S. SOFR + 0.790%, 12/09/26(B)	570,000	558,790
0.627%, U.S. SOFR + 0.538%, 11/17/23(B)	600,000	590,794
Golub Capital BDC
3.375%, 04/15/24	655,000	642,713
KeyBank
1.250%, 03/10/23	550,000	543,796
Main Street Capital
5.200%, 05/01/24	620,000	626,909
Morgan Stanley MTN
4.100%, 05/22/23	760,000	768,369
National Bank of Canada MTN
0.550%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.400%, 11/15/24(B)	1,225,000	1,171,964
Owl Rock Capital
5.250%, 04/15/24	625,000	632,317
People’s United Financial
3.650%, 12/06/22	470,000	471,380
PNC Bank
2.500%, 08/27/24	500,000	489,881
PNC Financial Services Group
4.964%, ICE LIBOR USD 3 Month + 3.678%(B)(C)	420,000	416,360
Principal Life Global Funding II
1.375%, 01/10/25(A)	725,000	684,244
Royal Bank of Canada MTN
1.622%, ICE LIBOR USD 3 Month + 0.660%, 10/05/23(B)	500,000	502,293
0.500%, 10/26/23	655,000	632,344
Santander Holdings USA
3.500%, 06/07/24	320,000	318,029
3.400%, 01/18/23	510,000	511,406
Sixth Street Specialty Lending
3.875%, 11/01/24	640,000	635,817
Synchrony Financial
4.375%, 03/19/24	620,000	625,128
Synovus Financial
3.125%, 11/01/22	250,000	250,360
Toyota Motor Credit MTN
0.500%, 08/14/23	500,000	486,298
Trinity Acquisition
4.625%, 08/15/23	117,000	118,835
UBS
0.700%, 08/09/24(A)	1,150,000	1,084,033

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Webster Financial
4.375%, 02/15/24	$1,100,000	$1,106,290
Wells Fargo MTN
0.805%, U.S. SOFR + 0.510%, 05/19/25(B)	650,000	611,136

		33,383,915

HEALTH CARE — 0.8%
Baxter International
1.322%, 11/29/24(A)	497,000	468,851
Zimmer Biomet Holdings
1.450%, 11/22/24	705,000	667,169

		1,136,020

INDUSTRIALS — 8.7%
AerCap Ireland Capital DAC
4.875%, 01/16/24	270,000	271,533
Air Lease MTN
0.700%,02/15/24	615,000	582,977
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	287,315	280,935
Canadian Pacific Railway
1.350%, 12/02/24	1,425,000	1,349,759
CNH Industrial Capital
4.200%, 01/15/24	625,000	632,599
Cytec Industries
3.500%, 04/01/23	500,000	499,325
Daimler Trucks Finance North America
1.625%, 12/13/24(A)	1,420,000	1,348,449
Delta Air Lines
4.500%, 10/20/25(A)	595,000	590,973
Georgia-Pacific
0.625%, 05/15/24(A)	600,000	569,077
Howmet Aerospace
5.125%, 10/01/24	630,000	641,025
Johnson Controls International
3.625%, 07/02/24	560,000	561,071
Lennox International
3.000%, 11/15/23	600,000	596,340
Penske Truck Leasing Lp
4.125%, 08/01/23(A)	495,000	498,463
Pentair Finance Sarl
3.150%, 09/15/22	830,000	830,179
Quanta Services
0.950%, 10/01/24	690,000	646,615
Roper Technologies
2.350%, 09/15/24	650,000	631,638
Teledyne Technologies
0.950%, 04/01/24	615,000	584,837

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Westinghouse Air Brake Technologies
4.400%, 03/15/24	$630,000	$635,282

		11,751,077

INFORMATION TECHNOLOGY — 2.7%
Broadcom
3.625%, 10/15/24	575,000	574,511
Fidelity National Information Services
0.600%, 03/01/24	620,000	588,148
Infor
1.450%, 07/15/23(A)	540,000	527,092
Microchip Technology
0.983%, 09/01/24(A)	400,000	375,256
0.972%, 02/15/24	590,000	562,278
Renesas Electronics
1.543%, 11/26/24(A)	960,000	901,587
VMware
0.600%, 08/15/23	165,000	159,648

		3,688,520

MATERIALS — 6.1%
Albemarle
4.150%, 12/01/24	600,000	606,580
Anglo American Capital
3.625%, 09/11/24(A)	595,000	591,436
Avery Dennison
0.850%, 08/15/24	700,000	659,521
Berry Global
0.950%, 02/15/24	600,000	572,417
Celanese US Holdings
3.500%, 05/08/24	815,000	811,641
Freeport-McMoRan
4.550%, 11/14/24	1,000,000	1,013,390
Martin Marietta Materials
0.650%, 07/15/23	550,000	536,040
Mosaic
4.250%, 11/15/23	640,000	647,823
Sonoco Products
1.800%, 02/01/25	725,000	687,880
Steel Dynamics
2.800%, 12/15/24	615,000	601,837
West Fraser Timber
4.350%, 10/15/24(A)	742,000	750,539
Westlake Chemical
0.875%, 08/15/24	717,000	682,284

		8,161,388

REAL ESTATE — 1.6%
American Tower
0.600%, 01/15/24	925,000	884,346
Jones Lang LaSalle
4.400%, 11/15/22	450,000	452,533

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Kimco Realty 3.125%, 06/01/23	$192,000	$192,322
Vornado Realty 3.500%, 01/15/25	575,000	568,451

		2,097,652

UTILITIES — 4.2%
Alliant Energy Finance 3.750%, 06/15/23(A)	500,000	502,678
American Electric Power 2.031%, 03/15/24	725,000	705,843
Black Hills 1.037%, 08/23/24	1,030,000	972,152
CenterPoint Energy Resources 0.700%, 03/02/23	605,000	592,286
Dominion Energy 3.071%, 08/15/24	565,000	557,525
Evergy 5.292%, 06/15/22	450,000	450,419
Exelon 3.497%, 06/01/22	720,000	720,000
Southern 0.600%, 02/26/24	620,000	590,816
WEC Energy Group 0.800%, 03/15/24	630,000	599,357

		5,691,076

Total Corporate Obligations (Cost $92,762,698)		88,943,591

U.S. TREASURY OBLIGATIONS — 20.2%

U.S. Treasury Notes 2.250%, 03/31/24	10,950,000	10,857,609
1.500%, 02/15/25	4,500,000	4,332,305
0.125%, 01/15/24	12,650,000	12,125,223

Total U.S. Treasury Obligations (Cost $28,036,118)		27,315,137

ASSET-BACKED SECURITIES — 14.2%

ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A2A
3.213%, ICE LIBOR USD 3 Month + 2.150%, 01/20/32 (A)(B)	1,250,000	1,242,026
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/25 (A)	600,000	596,390
Amur Equipment Finance Receivables VII, Ser 2019-1A, Cl A2
2.630%, 06/20/24 (A)	108,757	108,913

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/46 (A)	$537,291	$506,607
Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2
2.494%, ICE LIBOR USD 3 Month + 1.450%, 07/15/29 (A)(B)	600,000	595,922
Blackrock Mount Adams CLO IX, Ser 2021-9A, Cl A1
2.304%, ICE LIBOR USD 3 Month + 1.370%, 09/22/31 (A)(B)	1,025,000	1,016,908
Business Jet Securities, Ser 2021-1A, Cl A
2.162%, 04/15/36 (A)	639,459	588,117
California Street CLO IX, Ser 2021-9A, Cl AR3
2.144%, ICE LIBOR USD 3 Month + 1.100%, 07/16/32 (A)(B)	660,000	656,654
Cerberus Loan Funding XXXVI, Ser 2021-6A, Cl B
2.794%, ICE LIBOR USD 3 Month + 1.750%, 11/22/33 (A)(B)	700,000	696,611
Churchill MMSLF CLO-I, Ser 2021-2A, Cl A
1.535%, ICE LIBOR USD 3 Month + 1.450%, 10/01/32 (A)(B)	1,240,000	1,229,089
CoreVest American Finance Trust, Ser 2017-1, Cl D
4.358%, 10/15/49 (A)	158,094	157,866
Encina Equipment Finance, Ser 2021-1A, Cl B
1.210%, 02/16/27 (A)	810,000	776,725
FOCUS Brands Funding, Ser 2021-1A, Cl A2IB
3.857%, 04/30/47 (A)	663,039	647,914
Ford Credit Auto Owner Trust, Ser 2021-A, Cl C
0.830%, 08/15/28	400,000	370,823
Fortress Credit Opportunities XI CLO, Ser 2018-11A, Cl A1T
2.344%, ICE LIBOR USD 3 Month + 1.300%, 04/15/31 (A)(B)	1,235,000	1,228,598
Fortress Credit Opportunities XVII CLO, Ser 2022-17A, Cl B
2.167%, TSFR3M + 1.950%, 01/15/30 (A)(B)	710,000	702,698

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Invitation Homes, Ser 2018-SFR2, Cl A
1.454%, ICE LIBOR USD 1 Month + 0.900%, 06/17/37 (A)(B)	$15,734	$15,690
KKR Lending Partners III Clo, Ser 2021-1A, Cl B
2.963%, ICE LIBOR USD 3 Month + 1.900%, 10/20/30 (A)(B)	660,000	654,935
Master Credit Card Trust II, Ser 2018-1A, Cl C
3.737%, 07/21/24 (A)	675,000	678,242
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/41 (A)	613,703	571,905
Nassau, Ser 2017-IIA, Cl AF
3.380%, 01/15/30 (A)	533,830	525,739
Octane Receivables Trust, Ser 2021-1A, Cl B
1.530%, 04/20/27 (A)	700,000	639,454
RIN II, Ser 2019-1A, Cl A
2.353%, ICE LIBOR USD 3 Month + 1.650%, 09/10/30 (A)(B)	620,000	617,118
Santander Retail Auto Lease Trust, Ser 2021-B, Cl C
1.100%, 06/20/25 (A)	820,000	778,946
Stonepeak, Ser 2021-1A, Cl AA
2.301%, 02/28/33 (A)	748,996	701,449
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (A)(B)	174,993	173,809
VCP CLO II, Ser 2021-2A, Cl A1
2.714%, ICE LIBOR USD 3 Month + 1.670%, 04/15/31 (A)(B)	750,000	747,062
Verizon Master Trust, Ser 2021-1, Cl C
0.890%, 05/20/27	650,000	614,352
Wellfleet CLO, Ser 2018-2A, Cl A1R
2.203%, ICE LIBOR USD 3 Month + 1.140%, 10/20/28 (A)(B)	371,553	370,290
Wellfleet CLO, Ser 2021-1A, Cl BR4
2.613%, ICE LIBOR USD 3 Month + 1.550%, 07/20/29 (A)(B)	660,000	656,816
Zais CLO VIII, Ser 2018-1A, Cl A
1.994%, ICE LIBOR USD 3 Month + 0.950%, 04/15/29 (A)(B)	275,067	274,421

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Total Asset-Backed Securities (Cost $19,621,017)		$19,142,089

MORTGAGE-BACKED SECURITIES — 7.5%

BPR Trust, Ser 2021-KEN, Cl B
2.504%, ICE LIBOR USD 1 Month + 1.950%, 02/15/29 (A)(B)	805,000	799,803
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1
2.065%, 09/15/50	52,393	52,372
Cold Storage Trust, Ser 2020-ICE5, Cl C
2.204%, ICE LIBOR USD 1 Month + 1.650%, 11/15/37 (A)(B)	909,266	898,148
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	198,917	197,514
COMM Mortgage Trust, Ser 2013-CR10, Cl ASB
3.795%, 08/10/46	280,440	281,721
FREMF Mortgage Trust, Ser 2015-K48, Cl C
3.769%, 08/25/48 (A)(B)	800,000	771,148
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.538%, 07/25/22 (A)(B)	510,000	510,277
FREMF Mortgage Trust, Ser 2017-K729, Cl B
3.797%, 11/25/49 (A)(B)	835,000	826,947
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (A)(B)	1,458,656	1,384,005
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (A)(B)	1,224,602	1,193,297
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.275%, 07/25/44 (A)(B)	58,935	60,721
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
2.366%, 06/25/46 (A)(B)	82,781	78,153
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1
2.346%, 12/25/46 (A)(B)	158,868	152,896
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (A)(B)	1,510,000	1,481,859
NADG NNN Operating, Ser 2019-1, Cl A
3.368%, 12/28/49 (A)	1,106,933	1,070,665

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Sequoia Mortgage Trust, Ser 2013-4, Cl B3
3.449%, 04/25/43 (B)	$99,096	$96,658
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	289,465	275,479

Total Mortgage-Backed Securities (Cost $10,442,698)		10,131,663

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.0%
FHLMC
6.000%, 01/01/37	902	954
6.000%, 11/01/37	1,072	1,140
5.500%, 07/01/34	2,406	2,529
5.000%, 02/15/24	12,282	12,455
4.000%, 03/01/39	3,195	3,235
FNMA
6.000%, 05/01/36	324	360
6.000%, 08/01/36	278	299
5.500%, 07/01/38	2,502	2,644
GNMA
6.000%, 03/15/32	800	881
6.000%, 09/15/33	4,869	5,342
6.000%, 09/15/37	1,890	2,099
5.500%, 06/15/38	741	779
5.000%, 06/15/33	1,261	1,331

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $34,774)		34,048

Total Investments in Securities — 107.8% (Cost $150,897,305)		$145,566,528

Percentages are based on Net Assets of $134,985,208.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2022 was $48,950,160 and represented 36.3% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — United States Dollar

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 45.2%

	Face Amount	Value
COMMUNICATION SERVICES — 2.1%
AT&T
3.900%, 03/11/24	$480,000	$485,558
Comcast
2.887%, 11/01/51(A)	514,000	379,013
2.650%, 02/01/30	240,000	217,013
Crown Castle Towers
4.241%, 07/15/28(A)	400,000	398,381
Discovery Communications
4.125%, 05/15/29	635,000	606,666
NBN MTN
2.625%, 05/05/31(A)	600,000	521,693
Verizon Communications
3.875%, 02/08/29	480,000	473,412

		3,081,736

CONSUMER DISCRETIONARY — 1.8%
7-Eleven
2.800%, 02/10/51(A)	1,160,000	801,955
General Motors Financial
4.000%, 10/06/26	550,000	537,245
Mars
2.375%, 07/16/40(A)	540,000	405,639
Tiffany
4.900%, 10/01/44	904,000	953,364

		2,698,203

CONSUMER STAPLES — 2.0%
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	308,737
Bacardi
5.150%, 05/15/38(A)	520,000	519,361
Bunge Finance
3.250%, 08/15/26	250,000	241,513
1.630%, 08/17/25	250,000	232,002

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Conagra Brands
4.600%, 11/01/25	$615,000	$622,396
JBS USA LUX
3.000%, 05/15/32(A)	695,000	579,192
Mondelez International
1.500%, 02/04/31	535,000	433,026

		2,936,227

ENERGY — 2.2%
Boardwalk Pipelines
4.800%, 05/03/29	630,000	619,699
Chevron USA
8.000%, 04/01/27	250,000	296,562
Eastern Gas Transmission & Storage
3.000%, 11/15/29(A)	560,000	509,941
Energy Transfer Operating
2.900%, 05/15/25	565,000	545,354
Gray Oak Pipeline
2.000%, 09/15/23(A)	515,000	503,964
MarkWest Energy Partners
4.875%, 06/01/25	375,000	374,648
Rockies Express Pipeline
3.600%, 05/15/25(A)	480,000	455,861

		3,306,029

FINANCIALS — 21.6%
Ally Financial
3.875%, 05/21/24	875,000	878,010
Antares Holdings
3.950%, 07/15/26(A)	700,000	642,345
Ares Capital
4.250%, 03/01/25	570,000	561,239
Ares Finance II
3.250%, 06/15/30(A)	645,000	582,423
Bain Capital Specialty Finance
2.950%, 03/10/26	600,000	550,519
2.550%, 10/13/26	700,000	615,705
Bank of America
5.875%, ICE LIBOR USD 3 Month + 2.931%(B)(C)	705,000	674,897
Bank of Montreal
3.803%, USD Swap Semi 30/360 5 Yr Curr + 1.432%, 12/15/32(B)	825,000	781,352
Barings BDC
3.300%, 11/23/26(A)	700,000	625,806
BlackRock TCP Capital
3.900%, 08/23/24	55,000	54,483
2.850%, 02/09/26	655,000	604,604
Blackstone Private Credit Fund
2.625%, 12/15/26(A)	680,000	596,019
Brookfield Finance
4.250%, 06/02/26	705,000	712,171

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Business Development Corp of America
3.250%, 03/30/26	$587,000	$536,698
Carlyle Finance Subsidiary
3.500%, 09/19/29(A)	650,000	611,483
Charles Schwab
4.000%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.079%(B)(C)	560,000	474,667
CI Financial
3.200%, 12/17/30	1,295,000	1,096,237
Citigroup
3.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.417%(B)(C)	815,000	736,206
Deutsche Bank NY
3.742%, U.S. SOFR + 2.257%, 01/07/33(B)	750,000	612,679
Discover Bank
4.682%, USD Swap Semi 30/360 5 Yr Curr + 1.730%, 08/09/28(B)	715,000	719,623
E*TRADE Financial
3.800%, 08/24/27	855,000	836,090
First Republic Bank
4.375%, 08/01/46	435,000	416,325
FS KKR Capital 3.125%, 10/12/28	675,000	587,553
Goldman Sachs Group
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(B)(C)	150,000	134,523
1.056%, U.S. SOFR + 0.790%, 12/09/26(B)	520,000	509,773
Hercules Capital
3.375%, 01/20/27	800,000	736,303
Huntington Bancshares
5.700%, ICE LIBOR USD 3 Month + 2.880%(B)(C)	750,000	706,650
JPMorgan Chase
3.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.850%(B)(C)	660,000	592,350
Legg Mason
5.625%, 01/15/44	830,000	912,742
M&T Bank
6.450%, ICE LIBOR USD 3 Month + 3.610%(B)(C)	507,000	509,535
3.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.679%(B)(C)	665,000	558,609
Main Street Capital
5.200%, 05/01/24	555,000	561,185

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
MSCI
3.250%, 08/15/33(A)	$675,000	$570,375
National Australia Bank
3.347%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.700%, 01/12/37(A)(B)	750,000	650,547
Neuberger Berman Group
4.500%, 03/15/27(A)	970,000	987,668
Nuveen Finance
4.125%, 11/01/24(A)	400,000	402,241
Owl Rock Capital
3.750%, 07/22/25	490,000	469,994
Owl Rock Technology Finance
3.750%, 06/17/26(A)	555,000	517,656
PennantPark Floating Rate Capital
4.250%, 04/01/26	650,000	604,744
PennantPark Investment
4.000%, 11/01/26	750,000	693,777
Prospect Capital
6.375%, 01/15/24	200,000	204,352
5.875%, 03/15/23	380,000	384,622
Raymond James Financial
3.750%, 04/01/51	790,000	692,865
Santander Holdings USA
3.450%, 06/02/25	200,000	196,333
2.490%, U.S. SOFR + 1.249%, 01/06/28(B)	750,000	679,418
Sixth Street Specialty Lending
4.500%, 01/22/23	370,000	373,031
3.875%, 11/01/24	115,000	114,248
Stifel Financial
4.250%, 07/18/24	445,000	449,181
Synchrony Financial
4.250%, 08/15/24	600,000	599,368
Synovus Financial
5.900%, USD Swap Semi 30/360 5 Yr Curr + 3.379%, 02/07/29(B)	605,000	614,121
Texas Capital Bancshares
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.150%, 05/06/31(B)	825,000	790,453
Truist Financial
5.050%, ICE LIBOR USD 3 Month + 3.102%(B)(C)	740,000	704,850
UBS Group
3.179%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/43(A)(B)	750,000	589,321
Willis North America
3.600%, 05/15/24	415,000	413,364

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Zions Bancorp
3.250%, 10/29/29	$750,000	$685,964

		32,117,297

INDUSTRIALS — 5.5%
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	259,232	253,475
Ashtead Capital
1.500%, 08/12/26(A)	650,000	578,204
Aviation Capital Group
4.375%, 01/30/24(A)	390,000	389,162
Canadian Pacific Railway
3.100%, 12/02/51	1,070,000	828,416
Daimler Trucks Finance North America
2.500%, 12/14/31(A)	1,450,000	1,210,201
Delta Air Lines
4.500%, 10/20/25(A)	540,000	536,345
2.900%, 10/28/24	455,000	433,924
Flowserve
2.800%, 01/15/32	675,000	555,820
Howmet Aerospace
3.000%, 01/15/29	665,000	580,312
Masco
6.500%, 08/15/32	317,000	350,939
Northern Group Housing
5.605%, 08/15/33(A)	531,784	560,946
Parker-Hannifin
4.000%, 06/14/49	425,000	378,313
Roper Technologies
2.950%, 09/15/29	420,000	387,543
Teledyne Technologies
2.250%, 04/01/28	590,000	526,479
Westinghouse Air Brake Technologies
3.200%, 06/15/25	530,000	511,943

		8,082,022

INFORMATION TECHNOLOGY — 2.0%
Infor
1.750%, 07/15/25(A)	335,000	312,010
Microsoft
2.921%, 03/17/52	450,000	364,794
NXP BV
5.550%, 12/01/28(A)	390,000	408,648
Oracle
2.875%, 03/25/31	600,000	509,152
VMware
1.800%, 08/15/28	975,000	828,006
Vontier
1.800%, 04/01/26	590,000	524,829

		2,947,439

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — 2.7%
Anglo American Capital
4.500%, 03/15/28(A)	$525,000	$525,477
Berry Global
1.650%, 01/15/27	625,000	554,194
CF Industries
4.500%, 12/01/26(A)	520,000	529,134
International Flavors & Fragrances
3.468%, 12/01/50(A)	540,000	417,680
Sealed Air
1.573%, 10/15/26(A)	1,000,000	883,259
Silgan Holdings
1.400%, 04/01/26(A)	585,000	523,024
Vulcan Materials
4.500%, 04/01/25	400,000	409,904

		3,842,672

REAL ESTATE — 2.2%
Alexandria Real Estate Equities
2.000%, 05/18/32	745,000	611,522
Extra Space Storage
2.350%, 03/15/32	730,000	600,825
Safehold Operating Partnership
2.850%, 01/15/32	700,000	580,550
STORE Capital
4.500%, 03/15/28	380,000	376,820
UDR
3.000%, 08/15/31	560,000	496,425
Vornado Realty
3.500%, 01/15/25	565,000	558,565

		3,224,707

UTILITIES — 3.1%
DPL
4.350%, 04/15/29	425,000	388,875
Duquesne Light Holdings
2.532%, 10/01/30(A)	540,000	457,230
Emera US Finance
4.750%, 06/15/46	410,000	383,726
IPALCO Enterprises
3.700%, 09/01/24	435,000	432,621
Jersey Central Power & Light
2.750%, 03/01/32(A)	670,000	588,409
Monongahela Power
3.550%, 05/15/27(A)	550,000	534,267
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,089,035
NiSource
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.843%(B)(C)	385,000	371,525

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Spire
3.543%, 02/27/24	$250,000	$244,845

		4,490,533

Total Corporate Obligations (Cost $73,480,606)		66,726,865

MORTGAGE-BACKED SECURITIES — 16.9%

Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	218,080	219,017
COLT Mortgage Loan Trust, Ser 2022-4, Cl A1
4.301%, 03/25/67 (A)(B)	1,025,000	1,018,766
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A)(B)	154,922	145,125
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A)(B)	146,662	140,276
FHLMC
4.000%, 04/01/52	1,508,800	1,507,863
3.500%, 04/01/52	1,135,647	1,103,249
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.874%, 04/25/50 (A)(B)	462,020	466,460
FNMA
3.000%, 02/01/50	1,517,633	1,437,066
3.000%, 02/01/51	1,483,649	1,405,133
3.000%, 02/01/52	1,489,709	1,409,819
FREMF Mortgage Trust, Ser 2017- K65, Cl C
4.215%, 07/25/50 (A)(B)	725,000	698,625
FREMF Mortgage Trust, Ser 2017- K66, Cl C
4.174%, 07/25/27 (A)(B)	175,000	170,238
FREMF Mortgage Trust, Ser 2017- K67, Cl B
4.080%, 09/25/49 (A)(B)	1,500,000	1,469,814
FREMF Mortgage Trust, Ser 2019- K99, Cl C
3.765%, 10/25/52 (A)(B)	750,000	697,350
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (A)(D)	232,791	267,874
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (A)(B)	1,366,612	1,256,856
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (A)(B)	1,901,472	1,750,981
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (A)(B)	1,315,064	1,212,736

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (A)(B)	$1,900,329	$1,761,963
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (A)(B)	2,050,000	1,949,502
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	327,180	327,162
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.275%, 07/25/44 (A)(B)	48,662	50,136
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.366%, 06/25/46 (A)(B)	82,781	78,153
JPMorgan Mortgage Trust, Ser 2016-5, Cl B3
2.332%, 12/25/46 (A)(B)	375,137	357,673
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (A)(B)	1,369,303	1,266,065
RCKT Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (A)(B)	2,020,000	1,908,348
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	695,906	686,810
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A)(B)	29,480	28,293
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A)(B)	57,880	54,970
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A)(B)	81,417	78,076

Total Mortgage-Backed Securities (Cost $25,844,836)		24,924,399

U.S. TREASURY OBLIGATIONS — 14.7%

U.S. Treasury Bonds
3.750%, 08/15/41	4,900,000	5,315,926
3.000%, 05/15/45	1,725,000	1,668,398
2.250%, 08/15/46	4,100,000	3,460,656
1.875%, 11/15/51	1,300,000	1,019,688
1.250%, 05/15/50	1,850,000	1,233,213
U.S. Treasury Notes
1.500%, 02/15/25	940,000	904,970
1.375%, 11/15/31	2,000,000	1,746,563
0.625%, 05/15/30	1,000,000	836,797
0.250%, 05/15/24	5,500,000	5,230,371
0.250%, 09/30/25	400,000	365,234

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2022 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value

Total U.S. Treasury Obligations (Cost $24,566,753)		$21,781,816

ASSET-BACKED SECURITIES — 10.0%

Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl C
1.750%, 06/21/27 (A)	500,000	472,617
BCRED MML CLO, Ser 2022-1A, Cl A2
3.410%, 04/20/35 (A)	1,130,000	1,100,006
Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2
2.494%, ICE LIBOR USD 3 Month + 1.450%, 07/15/29 (A)(B)	585,000	581,024
BlackRock Elbert CLO V, Ser 2022-5A, Cl AFR
4.480%, 06/15/34 (A)	1,100,000	1,099,725
CARS-DB4, Ser 2020-1A, Cl A6
3.810%, 02/15/50 (A)	746,719	707,693
Cerberus Loan Funding XXVII, Ser 2019-2A, Cl A2
3.500%, 01/15/32 (A)	590,000	580,221
DataBank Issuer, Ser 2021-2A, Cl A2
2.400%, 10/25/51 (A)	680,000	624,239
FOCUS Brands Funding, Ser 2018-1, Cl A2
5.184%, 10/30/48 (A)	677,250	667,563
Ford Credit Auto Owner Trust, Ser 2021-1, Cl C
1.910%, 10/17/33 (A)	495,000	453,527
Golub Capital Partners CLO XLVII, Ser 2020-47A, Cl A2B
3.008%, 05/05/32 (A)	800,000	786,189
Great Lakes CLO V, Ser 2021-5A, Cl B
3.144%, ICE LIBOR USD 3 Month + 2.100%, 04/15/33 (A)(B)	735,000	725,681
MC, Ser 2021-1, Cl A
2.627%, 11/05/35 (A)	676,411	630,467
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	760,000	681,917
Oak Street Investment Grade Net Lease Fund, Ser 2021-2A, Cl B1
4.080%, 11/20/51 (A)	345,000	329,251
RIN II, Ser 2019-1A, Cl A
2.353%, ICE LIBOR USD 3 Month + 1.650%, 09/10/30 (A)(B)	600,000	597,211

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/49 (A)	$850,000	$853,283
Silver Point Scf CLO I, Ser 2021-1A, Cl A2B
2.807%, 10/15/32 (A)	675,000	606,232
Textainer Marine Containers, Ser 2021-3A, Cl A
1.940%, 08/20/46 (A)	946,667	838,703
Trinity Rail Leasing, Ser 2021-1A, Cl A
2.260%, 07/19/51 (A)	649,454	584,682
Vault DI Issuer, Ser 2021-1A, Cl A2
2.804%, 07/15/46 (A)	670,000	612,294
VCP CLO II, Ser 2021-2A, Cl B1
3.294%, ICE LIBOR USD 3 Month + 2.250%, 04/15/31 (A)(B)	650,000	645,704
Willis Engine Structured Trust V, Ser 2020-A, Cl A
3.228%, 03/15/45 (A)	701,481	621,195

Total Asset-Backed Securities
(Cost $15,584,808)		14,799,424

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 9.0%

FHLMC
4.500%, 12/01/48	143,778	147,612
4.000%, 02/01/47	289,745	291,998
4.000%, 11/01/47	277,714	279,292
4.000%, 11/01/48	104,811	104,665
3.500%, 11/01/44	257,760	254,969
3.500%, 04/01/46	167,168	164,785
3.500%, 07/01/47	355,693	349,497
3.500%, 12/01/48	223,220	218,855
3.000%, 02/01/45	276,334	265,318
3.000%, 08/01/45	136,459	130,765
3.000%, 02/01/48	164,331	156,462
3.000%, 04/01/50	575,128	544,605
2.500%, 02/01/30	180,163	176,848
2.000%, 08/01/50	1,164,527	1,032,520
FHLMC REMIC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	221,823	222,290
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
3.489%, 02/25/43(B)	86,924	87,717
FNMA
4.500%, 02/01/41	398,688	415,722
4.500%, 03/01/48	273,687	280,442
4.000%, 03/01/35	122,619	123,885
4.000%, 01/01/42	296,443	299,343
4.000%, 05/01/49	332,421	332,724

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2022 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
3.500%, 02/01/47	$285,244	$282,953
3.500%, 12/01/47	149,431	146,225
3.500%, 08/01/48	151,529	148,080
3.500%, 03/01/49	272,651	268,858
3.500%, 06/01/49	544,481	532,063
3.500%, 07/01/50	953,509	930,181
3.000%, 10/01/48	279,192	255,834
3.000%, 02/01/50	416,600	395,007
2.500%, 12/01/49	379,671	347,880
2.500%, 09/01/50	785,904	719,495
2.500%, 06/01/51	1,251,728	1,144,276
2.000%, 10/01/50	959,004	849,433
2.000%, 02/01/51	692,801	613,476
GNMA
4.000%, 07/20/48	117,865	118,990
3.500%, 06/20/48	692,885	683,620

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $14,467,258)		13,316,685

MUNICIPAL BONDS — 3.0%
California State, City of Riverside, Ser A, RB
3.857%, 06/01/45	780,000	716,267
Camp Pendleton & Quantico Housing, RB
6.165%, 10/01/50 (A)	400,000	452,734
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	262,460
Grand Parkway Transportation, Ser B, RB
3.216%, 10/01/49	640,000	520,397
Hawaii State, Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	135,520	136,241
Massachusetts State, Housing Finance Agency, Ser B, RB
3.350%, 12/01/40	200,000	199,310
New York City, Housing Development, Ser D, RB
3.083%, 11/01/46	900,000	733,019
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	571,823
Rhode Island State, Housing and Mortgage Finance, Ser 1-T, RB
2.993%, 10/01/38	540,000	481,948
Virginia State, Housing Development Authority, Ser C, RB
2.829%, 04/01/41	500,000	418,728

MUNICIPAL BONDS — continued

		Value

Total Municipal Bonds (Cost $5,182,187)		$4,492,927

PREFERRED STOCK — 0.3%

	Shares
FINANCIALS — 0.3% Signature Bank NY, 5.000%	22,200	424,686

Total Preferred Stock (Cost $555,000)		424,686

Total Investments in Securities — 99.1% (Cost $159,681,448)		$146,466,802

Percentages are based on Net Assets of $147,780,487.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2022 was $52,385,318 and represented 35.4% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2022 (Unaudited)

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$66,726,865	$—	$66,726,865
Mortgage-Backed Securities	—	24,656,525	267,874	24,924,399
U.S. Treasury Obligations	—	21,781,816	—	21,781,816
Asset-Backed Securities	—	14,799,424	—	14,799,424
U.S. Government Agency Mortgage-Backed Obligations	—	13,316,685	—	13,316,685
Municipal Bonds	—	4,492,927	—	4,492,927
Preferred Stock	—	424,686	—	424,686

Total Investments in Securities	$—	$146,198,928	$267,874	$146,466,802

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting

Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

	Long	Short	Net
Financials	9.6%	(0.2)%	9.4%
Consumer Staples	8.1	(0.4)	7.7
Information Technology	12.3	(6.1)	6.2
Health Care	7.7	(1.5)	6.2
Communication Services	6.4	(1.8)	4.6
Energy	3.3	(0.0)	3.3
Materials	3.2	(0.0)	3.2
Industrials	4.5	(2.0)	2.5
Consumer Discretionary	4.1	(2.0)	2.1
Utilities	0.3	0.0	0.3
Exchange Traded Funds	2.5	(20.6)	(18.1)

Total Investments			27.4

Other Assets and Liabilities, Net			72.6

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 59.5%

	Shares	Value
COMMUNICATION SERVICES — 6.4%
Alphabet, Cl A *(A)	75	$171,164
DISH Network, Cl A *	8,064	229,905
Fox	18,785	673,254
Interpublic Group of Companies (A)	27,077	883,252
Liberty Global PLC *	20,118	476,797
Meta Platforms, Cl A *	1,971	395,126
Omnicom Group	7,603	578,816
Warner Bros Discovery *	9,521	172,806

		3,581,120

CONSUMER DISCRETIONARY — 4.1%
Advance Auto Parts	846	168,887
Ford Motor	28,304	400,785
Mohawk Industries *	1,270	179,146
Service International	3,255	213,560
Tapestry	8,552	281,532
Whirlpool (A)	3,523	639,495
Williams-Sonoma	3,168	413,361

		2,296,766

CONSUMER STAPLES — 8.1%
Albertsons, Cl A	31,544	986,696
Altria Group	18,563	1,031,546
Archer-Daniels-Midland	9,237	827,266
Philip Morris International	9,551	955,100
Tyson Foods, Cl A	7,795	726,182

		4,526,790

ENERGY — 3.3%
ConocoPhillips (A)	8,758	836,564
Devon Energy	10,439	607,237
Occidental Petroleum	7,575	417,307

		1,861,108

FINANCIALS — 9.6%
Allstate	5,222	660,792

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
American Financial Group	4,291	$594,218
Ameriprise Financial (A)	763	202,569
Berkshire Hathaway, Cl B *	3,223	1,040,481
Discover Financial Services (A)	6,839	769,114
Fidelity National Financial	6,336	252,299
Goldman Sachs Group	1,776	542,550
JPMorgan Chase (A)	921	109,931
Morgan Stanley (A)	727	58,589
Synchrony Financial (A)	18,214	670,457
US Bancorp	9,459	459,329

		5,360,329

HEALTH CARE — 7.7%
Amgen (A)	4,300	1,002,717
Bristol-Myers Squibb (A)	3,574	269,015
DaVita *(A)	6,048	655,422
Gilead Sciences (A)	11,586	687,513
Hologic *	2,897	208,555
Humana (A)	697	309,858
Molina Healthcare *(A)	3,195	1,001,473
Quest Diagnostics	1,453	194,470

		4,329,023

INDUSTRIALS — 4.5%
AGCO	1,598	203,585
AMERCO	330	176,708
CNH Industrial (A)	43,819	621,792
Deere (A)	1,385	522,907
Iveco Group *	7,498	44,677
Owens Corning	8,413	764,994
Snap-on	1,013	215,252

		2,549,915

INFORMATION TECHNOLOGY — 12.3%
Akamai Technologies *(A)	2,541	285,304
Apple (A)	5,914	932,342
Broadcom	1,148	636,440
Cisco Systems (A)	3,159	154,728
GoDaddy, Cl A *(A)	777	62,789
Intel (A)	20,255	882,915
Keysight Technologies *	3,767	528,397
Microsoft (A)	2,546	706,566
NetApp (A)	8,151	597,061
Oracle (A)	4,954	363,623
QUALCOMM (A)	4,233	591,308
Seagate Technology Holdings PLC	9,326	765,105
Teradyne (A)	1,718	181,180
VMware, Cl A	2,091	225,912

		6,913,670

MATERIALS — 3.2%
Celanese, Cl A (A)	2,624	385,571
CF Industries Holdings	5,865	567,908
Freeport-McMoRan	5,290	214,509
Sealed Air	961	61,706

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Steel Dynamics	3,414	$292,751
Westlake Chemical	2,039	258,035

		1,780,480

UTILITIES — 0.3%
NRG Energy	5,102	183,162

Total Common Stock (Cost $34,563,074)		33,382,363

EXCHANGE TRADED FUNDS — 2.5%
iShares S&P	45,770	556,515
iShares U.S. Broker-Dealers & Securities Exchanges ETF	9,654	857,951

Total Exchange Traded Funds (Cost $1,538,732)		1,414,466

Total Investments in Securities — 62.0% (Cost $36,101,806)		$34,796,829

SECURITIES SOLD SHORT

COMMON STOCK — (14.0)%

	Shares	Value
COMMUNICATION SERVICES — (1.8)%
Roku, Cl A *	(1,012)	$(94,015)
Snap, Cl A *	(9,967)	(283,661)
Walt Disney *	(5,826)	(650,356)

		(1,028,032)

CONSUMER DISCRETIONARY — (2.0)%
Airbnb, Cl A *	(941)	(144,171)
Carvana, Cl A *	(1,814)	(105,139)
DoorDash, Cl A *	(2,399)	(195,351)
Hilton Worldwide Holdings	(1,355)	(210,418)
Las Vegas Sands *	(6,481)	(229,622)
Tesla *	(282)	(245,554)

		(1,130,255)

CONSUMER STAPLES — (0.4)%
Hormel Foods	(3,982)	(208,617)

ENERGY — (0.0)%
ConocoPhillips	—	(23)

FINANCIALS — (0.2)%
CME Group, Cl A	(626)	(137,307)

HEALTH CARE — (1.5)%
10X Genomics, Cl A *	(1,234)	(58,936)
agilon health *	(8,058)	(143,190)
DexCom *	(353)	(144,229)
Illumina *	(725)	(215,071)
Penumbra *	(724)	(124,933)
Teladoc Health *	(4,272)	(144,223)

		(830,582)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — (2.0)%
Generac Holdings *	(1,422)	$(311,958)
Plug Power *	(12,837)	(269,834)
Uber Technologies *	(16,262)	(511,928)

		(1,093,720)

INFORMATION TECHNOLOGY — (6.1)%
Affirm Holdings, Cl A *	(1,083)	(31,082)
Asana, Cl A *	(4,502)	(120,654)
Atlassian PLC, Cl A *	(801)	(180,089)
Bill.com Holdings *	(632)	(107,889)
Ceridian HCM Holding *	(3,397)	(190,674)
Cloudflare, Cl A *	(2,049)	(176,501)
Coupa Software *	(864)	(74,563)
Crowdstrike Holdings, Cl A *	(988)	(196,375)
Datadog, Cl A *	(901)	(108,823)
DocuSign, Cl A *	(1,514)	(122,634)
HubSpot *	(278)	(105,482)
Marvell Technology	(3,612)	(209,785)
MongoDB, Cl A *	(388)	(137,713)
Okta, Cl A *	(811)	(96,760)
Palantir Technologies, Cl A *	(32,125)	(334,100)
RingCentral, Cl A *	(2,531)	(214,755)
ServiceNow *	(252)	(120,481)
Snowflake, Cl A *	(560)	(96,006)
Trade Desk, Cl A *	(4,751)	(279,929)
Twilio, Cl A *	(2,198)	(245,780)
Wolfspeed *	(1,532)	(140,500)
Zscaler *	(583)	(118,197)

		(3,408,772)

Total Common Stock (Proceeds $9,907,758)		(7,837,308)

EXCHANGE TRADED FUNDS — (20.6)%
ARK Fintech Innovation ETF*	(60,529)	(1,283,215)
iShares Core S&P Small-Cap ETF	(23,443)	(2,330,703)
iShares Russell 3000 ETF	(20,975)	(5,006,313)
Vanguard Russell 1000 Value	(42,949)	(2,949,737)

Total Exchange Traded Funds (Proceeds $13,325,669)		(11,569,968)

Total Securities Sold Short — (34.6)% (Proceeds $23,233,427)		$(19,407,276)

PURCHASED OPTIONS*(B) — 0.5%

	Contracts	Value

Total Purchased Options (Cost $225,041)	171	$288,203

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2022 (Unaudited)

A list of the open option contracts held by the Fund at April 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.5%

Put Options
iShares Russell 2000 ETF*	124	$2,293,380	$155.00	01/23/23	$91,884
SPDR S&P 500 ETF Trust*	47	1,936,400	430.00	01/23/23	196,319

TOTAL PURCHASED OPTIONS
(Cost $225,041)		$4,229,780			$288,203

Percentages are based on Net Assets of $56,111,546.

*	Non-income producing security.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.
(B)	Refer to table below for details on Options Contracts.

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR— Standard & Poor’s Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$33,382,363	$—	$—	$33,382,363
Exchange Traded Funds	1,414,466	—	—	1,414,466

Total Investments in Securities	$34,796,829	$—	$—	$34,796,829

Securities Sold Short	Level 1	Level 2	Level 3	Total

Common Stock	$(7,837,308)	$—	$—	$(7,837,308)
Exchange Traded Funds	(11,569,968)	—	—	(11,569,968)

Total Securities Sold Short	$(19,407,276)	$—	$—	$(19,407,276)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$288,203	$—	$—	$288,203

Total Other Financial Instruments	$288,203	$—	$—	$288,203

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%

	Shares	Value
COMMUNICATION SERVICES — 4.0%
Alphabet, Cl A *	1,238	$2,825,351
Electronic Arts	12,914	1,524,498
Meta Platforms, Cl A *	4,247	851,396

		5,201,245

CONSUMER DISCRETIONARY — 5.3%
General Motors *	35,510	1,346,184
Lennar, Cl A	20,945	1,602,083
Target	11,632	2,659,657
Tractor Supply	6,396	1,288,474

		6,896,398

CONSUMER STAPLES — 7.5%
Colgate-Palmolive	25,184	1,940,427
Flowers Foods	30,472	808,118
General Mills	33,023	2,335,717
PepsiCo	12,358	2,121,992
Procter & Gamble	15,757	2,529,786

		9,736,040

ENERGY — 8.7%
Canadian Natural Resources	43,057	2,663,936
ConocoPhillips	36,588	3,494,886
Exxon Mobil	34,093	2,906,428
Pioneer Natural Resources	9,995	2,323,538

		11,388,788

FINANCIALS — 23.1%
Allstate	16,924	2,141,563
Ameriprise Financial	8,927	2,370,029
Berkshire Hathaway, Cl B *	14,933	4,820,820
Carlyle Group	26,415	958,600
Citigroup	42,377	2,042,995
Citizens Financial Group	43,147	1,699,992
Fifth Third Bancorp	33,970	1,274,894
First Horizon	124,621	2,789,018

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Hartford Financial Services Group	36,359	$2,542,585
JPMorgan Chase	15,685	1,872,162
Morgan Stanley	28,802	2,321,153
Prudential Financial	19,206	2,084,043
Signature Bank NY	2,099	508,483
State Street	22,768	1,524,773
Wells Fargo	28,065	1,224,476

		30,175,586

HEALTH CARE — 13.3%
Amgen	10,275	2,396,027
Bristol-Myers Squibb	46,278	3,483,345
Catalent *	15,446	1,398,790
DaVita *	15,891	1,722,108
DENTSPLY SIRONA	31,883	1,275,001
Eli Lilly	8,984	2,624,496
Exact Sciences *	16,669	917,629
Quest Diagnostics	16,574	2,218,264
Select Medical Holdings	55,994	1,266,024

		17,301,684

INDUSTRIALS — 10.3%
AECOM	35,859	2,530,211
CSX	65,242	2,240,410
Cummins	7,945	1,503,115
ManpowerGroup	18,457	1,664,822
Oshkosh	18,554	1,715,132
Quanta Services	20,785	2,410,644
United Rentals *	4,120	1,304,062

		13,368,396

INFORMATION TECHNOLOGY — 6.4%
Dell Technologies, Cl C	36,785	1,729,263
Intel	26,780	1,167,340
Lam Research	3,116	1,451,308
Microsoft	6,549	1,817,479
Salesforce *	6,479	1,139,915
Visa, Cl A	5,023	1,070,552

		8,375,857

MATERIALS — 4.7%
Mosaic	33,997	2,122,093
Sealed Air	39,521	2,537,643
Steel Dynamics	16,941	1,452,691

		6,112,427

REAL ESTATE — 6.3%
Extra Space Storage ‡	10,980	2,086,200
Host Hotels & Resorts ‡	92,575	1,883,901
Invitation Homes ‡	48,356	1,925,536
Lamar Advertising, Cl A ‡	21,015	2,320,266

		8,215,903

UTILITIES — 7.6%
Constellation Energy	14,698	870,269
Entergy	16,629	1,976,357
Exelon	44,100	2,062,998

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES — continued
FirstEnergy	35,684	$1,545,474
Fortis	34,358	1,671,517
Vistra	71,526	1,789,580

		9,916,195

Total Common Stock (Cost $109,587,905)		126,688,519

Total Investments in Securities — 97.2% (Cost $109,587,905)		$126,688,519

Percentages are based on Net Assets of $130,302,982.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.5%#

	Shares	Value
COMMUNICATION SERVICES — 9.8%
Alphabet, Cl A *	2,523	$5,757,965
Charter Communications, Cl A *	3,845	1,647,544
Match Group *	10,522	832,816
Meta Platforms, Cl A *	14,254	2,857,500
Netflix *	2,996	570,319

		11,666,144

CONSUMER DISCRETIONARY — 19.2%
Darden Restaurants	11,495	1,514,236
Etsy *	9,840	916,990
Expedia Group *	7,489	1,308,703
Lithia Motors, Cl A	5,138	1,454,722
Lowe’s	14,978	2,961,600
Lululemon Athletica *	4,093	1,451,501
Marriott International, Cl A	10,189	1,808,751
MercadoLibre *	1,274	1,240,405
Target	9,840	2,249,916
Tesla *	5,136	4,472,223
Tractor Supply	6,792	1,368,248
Ulta Beauty *	5,486	2,176,845

		22,924,140

CONSUMER STAPLES — 4.3%
BJ’s Wholesale Club Holdings *	19,855	1,277,669
Monster Beverage *	22,903	1,962,329
PepsiCo	11,022	1,892,588

		5,132,586

ENERGY — 0.3%
Cheniere Energy	2,331	316,573

FINANCIALS — 2.4%
American Express	13,759	2,403,835
SoFi Technologies *	73,414	449,293

		2,853,128

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 6.8%
Align Technology *	3,396	$984,534
Amgen	8,544	1,992,376
Catalent *	6,357	575,690
Exact Sciences *	8,795	484,165
Intuitive Surgical *	2,293	548,715
Seagen *	4,963	650,203
Syneos Health, Cl A *	15,936	1,164,762
Zoetis, Cl A	10,014	1,774,981

		8,175,426

INDUSTRIALS — 6.4%
Caterpillar	8,630	1,816,960
FedEx	7,837	1,557,525
Generac Holdings *	4,354	955,181
Howmet Aerospace	48,942	1,669,901
Waste Management	9,666	1,589,477

		7,589,044

INFORMATION TECHNOLOGY — 45.3%
Accenture PLC, Cl A	7,924	2,380,053
Adobe *	5,312	2,103,286
Apple	97,624	15,390,423
Dynatrace *	19,768	758,301
Five9 *	7,228	795,803
Intuit	867	363,056
KLA	4,528	1,445,609
Mastercard, Cl A	5,415	1,967,703
Microchip Technology	25,168	1,640,954
Microsoft	50,655	14,057,776
NVIDIA	15,588	2,891,106
ON Semiconductor *	24,819	1,293,318
Paycom Software *	1,741	490,039
PayPal Holdings *	12,680	1,114,952
QUALCOMM	14,978	2,092,277
ServiceNow *	3,831	1,831,601
Visa, Cl A	16,198	3,452,280

		54,068,537

MATERIALS — 1.1%
Chemours	20,813	688,286
Linde PLC	2,090	651,996

		1,340,282

REAL ESTATE — 1.9%
American Tower ‡	9,492	2,287,762

Total Common Stock (Cost $110,032,979)		116,353,622

Total Investments in Securities — 97.5% (Cost $110,032,979)		$116,353,622

Percentages are based on Net Assets of $119,316,041.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2022 (Unaudited)

‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.7%

	Shares	Value
COMMUNICATION SERVICES — 1.9%
Cars.com *	70,968	$789,164
Magnite *	55,539	535,952
TechTarget *	13,168	886,338

		2,211,454

CONSUMER DISCRETIONARY — 9.4%
Adient PLC *	19,119	652,723
Bally’s *	19,449	580,358
Bloomin’ Brands	42,453	933,541
Boot Barn Holdings *	12,975	1,168,528
Boyd Gaming	19,913	1,206,330
Dana	44,776	663,133
Deckers Outdoor *	1,845	490,309
Hibbett	10,177	439,443
KB Home	49,751	1,613,425
Lovesac *	13,168	577,285
Revolve Group, Cl A *	17,411	735,789
Ruth’s Hospitality Group	42,949	900,640
YETI Holdings *	8,815	430,789
Zumiez *	18,170	665,567

		11,057,860

CONSUMER STAPLES — 5.1%
BJ’s Wholesale Club Holdings *	17,328	1,115,057
Darling Ingredients *	16,261	1,193,395
Edgewell Personal Care	36,458	1,390,508
MGP Ingredients	9,862	900,696
Sprouts Farmers Market *	47,356	1,411,209

		6,010,865

ENERGY — 7.2%
Civitas Resources	24,871	1,457,938
Crescent Point Energy	166,277	1,150,637
Magnolia Oil & Gas, Cl A	96,037	2,231,900
Oasis Petroleum	7,543	1,000,654

COMMON STOCK — continued

	Shares	Value
ENERGY — continued
PDC Energy	38,225	$2,665,812

		8,506,941

FINANCIALS — 15.4%
Cohen & Steers	10,331	802,615
ConnectOne Bancorp	29,855	831,760
Customers Bancorp *	15,819	665,505
Essent Group	18,530	751,021
First Internet Bancorp	22,845	879,304
Focus Financial Partners, Cl A *	21,047	830,304
Hancock Whitney	21,740	1,016,780
Hilltop Holdings	35,318	900,256
Home BancShares	47,874	1,035,036
Merchants Bancorp	23,425	550,944
Metropolitan Bank Holding *	8,650	770,282
OFG Bancorp	41,844	1,112,214
Old Second Bancorp	83,691	1,152,425
PacWest Bancorp	20,410	671,285
Piper Sandler	6,940	797,961
QCR Holdings	22,982	1,247,693
SiriusPoint *	67,290	422,581
Stewart Information Services	12,970	669,252
Stifel Financial	16,261	1,005,743
United Community Banks	34,543	1,041,126
Wintrust Financial	12,527	1,093,858

		18,247,945

HEALTH CARE — 13.4%
Accuray *	149,538	397,771
Apellis Pharmaceuticals *	7,161	311,718
Castle Biosciences *	9,917	221,546
CONMED	6,969	926,598
Editas Medicine, Cl A *	10,083	133,499
Ensign Group	13,692	1,099,878
Fate Therapeutics *	11,102	317,073
Halozyme Therapeutics *	22,315	890,369
Heron Therapeutics *	36,519	165,066
ICU Medical *	7,374	1,577,962
Inmode *	18,713	469,883
Insmed *	27,439	602,835
Integer Holdings *	10,259	771,169
Invitae *	24,657	130,929
LHC Group *	6,639	1,101,078
Merit Medical Systems *	15,589	966,674
Natera *	12,226	429,377
NuVasive *	30,769	1,582,757
PTC Therapeutics *	10,867	383,931
Shockwave Medical *	5,206	786,783
Surface Oncology *	108,749	230,548
TG Therapeutics *	17,191	119,306
Varex Imaging *	62,097	1,232,625
Vericel *	34,879	994,052

		15,843,427

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 15.3%
Altra Industrial Motion	34,198	$1,333,722
ASGN *	18,301	2,076,248
Atkore *	10,606	1,019,237
Comfort Systems USA	12,804	1,080,914
CSW Industrials	8,678	915,616
Great Lakes Dredge & Dock *	64,054	884,586
H&E Equipment Services	24,254	860,532
Helios Technologies	11,631	781,371
Herc Holdings	6,722	859,206
KBR	23,025	1,133,521
Maxar Technologies	16,787	540,709
McGrath RentCorp	14,132	1,179,457
MillerKnoll	24,089	764,344
MYR Group *	11,338	896,722
Shyft Group	21,268	541,696
Sterling Construction *	43,753	1,001,506
Triton International	20,161	1,231,635
WESCO International *	8,154	1,005,062

		18,106,084

INFORMATION TECHNOLOGY — 12.6%
Corsair Gaming *	37,109	561,459
DigitalOcean Holdings *	15,143	597,089
FormFactor *	26,227	999,511
Ichor Holdings *	40,440	1,177,208
Instructure Holdings *	11,485	207,879
Itron *	12,113	578,759
LivePerson *	26,274	594,318
MACOM Technology Solutions Holdings *	16,116	821,110
Mitek Systems *	53,508	597,684
Perficient *	15,883	1,578,929
Plantronics *	23,066	919,411
Rapid7 *	10,468	999,903
Repay Holdings, Cl A *	44,382	593,831
Sapiens International	29,946	695,945
Silicon Laboratories *	8,540	1,152,132
Sprout Social, Cl A *	7,631	467,628
SPS Commerce *	7,367	881,314
Viavi Solutions *	50,167	719,395
Workiva, Cl A *	8,016	773,624

		14,917,129

MATERIALS — 4.7%
Allegheny Technologies *	48,289	1,312,495
Greif, Cl A	16,787	1,018,635
Summit Materials, Cl A *	67,624	1,879,947
Tronox Holdings PLC	75,700	1,302,040

		5,513,117

REAL ESTATE — 9.0%
Apple Hospitality ‡	52,523	929,132
Armada Hoffler Properties ‡	61,924	839,070
Corporate Office Properties Trust ‡	41,844	1,116,816
Independence Realty Trust ‡	47,237	1,287,681

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
National Storage Affiliates Trust ‡	44,851	$2,538,567
Plymouth Industrial ‡	41,042	989,933
STAG Industrial ‡	25,361	946,472
UMH Properties ‡	86,198	2,027,377

		10,675,048

UTILITIES — 2.7%
Clearway Energy, Cl C	57,481	1,754,895
Southwest Gas Holdings	16,230	1,430,025

		3,184,920

Total Common Stock (Cost $106,736,089)		114,274,790

Total Investments in Securities — 96.7% (Cost $106,736,089)		$114,274,790

Percentages are based on Net Assets of $118,205,226.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.1%#

	Shares	Value
COMMUNICATION SERVICES — 9.0%
Activision Blizzard	1,248	$94,349
Advantage Solutions *	115	578
Alphabet, Cl A *	515	1,175,328
Alphabet, Cl C *	478	1,099,080
Altice USA, Cl A *	308	2,858
AMC Entertainment Holdings, Cl A *	835	12,775
AMC Networks, Cl A *	38	1,240
Angi, Cl A *	113	498
Anterix *	22	1,140
AT&T	12,225	230,563
ATN International	14	553
Audacy, Cl A *	168	427
Bandwidth, Cl A *	30	664
Boston Omaha, Cl A *	36	750
Cable One	6	6,997
Cardlytics *	42	1,433
Cargurus, Cl A *	118	3,856
Cars.com *	91	1,012
Charter Communications, Cl A *	218	93,411
Cinemark Holdings *	152	2,411
Clear Channel Outdoor Holdings, Cl A *	667	1,641
Cogent Communications Holdings	62	3,627
Comcast, Cl A	7,792	309,810
comScore *	97	196
Consolidated Communications Holdings *	104	619
CuriosityStream *	38	77
Daily Journal *	1	257
DISH Network, Cl A *	405	11,547
EchoStar, Cl A *	51	1,191
Electronic Arts	462	54,539

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES — continued
Endeavor Group Holdings, Cl A *	212	$4,823
Eventbrite, Cl A *	104	1,100
EverQuote, Cl A *	25	347
EW Scripps, Cl A *	82	1,350
Fox	543	19,461
fuboTV *	170	644
Gannett *	194	778
Globalstar *	1,058	1,227
Gogo *	60	1,105
Gray Television	112	2,074
IAC *	128	10,609
IDT, Cl B *	27	715
iHeartMedia *	156	2,494
Interpublic Group of Companies	677	22,084
Iridium Communications *	167	5,964
John Wiley & Sons, Cl A	57	2,901
Liberty Broadband, Cl C *	245	27,396
Liberty TripAdvisor Holdings, Cl A *	98	147
Live Nation Entertainment *	260	27,269
Loyalty Ventures *	27	340
Lumen Technologies	1,917	19,285
Madison Square Garden
Entertainment *	34	2,490
Madison Square Garden Sports *	20	3,242
Magnite *	163	1,573
Marcus *	29	456
Match Group *	457	36,172
MediaAlpha, Cl A *	28	413
Meta Platforms, Cl A *	4,031	808,095
National CineMedia	115	254
Netflix *	747	142,199
New York Times, Cl A	268	10,270
News	634	12,591
Nexstar Media Group, Cl A	60	9,505
NII Holdings *	46	100
Omnicom Group	361	27,483
Ooma *	28	360
Pinterest, Cl A *	935	19,186
PubMatic, Cl A *	23	519
QuinStreet *	70	666
Radius Global Infrastructure, Cl A *	101	1,254
Roku, Cl A *	199	18,487
Scholastic	38	1,400
Shenandoah Telecommunications	69	1,394
Sinclair Broadcast Group, Cl A	70	1,557
Sirius XM Holdings	1,327	7,962
Skillz, Cl A *	348	713
Snap, Cl A *	1,833	52,167
Take-Two Interactive Software *	187	22,348
TechTarget *	33	2,221

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES — continued
TEGNA	317	$6,990
Telephone and Data Systems	144	2,638
Thryv Holdings *	38	982
T-Mobile US *	1,015	124,987
TripAdvisor *	138	3,542
TrueCar *	121	433
Twitter *	1,330	65,197
United States Cellular *	20	576
Verizon Communications	7,094	328,452
Vimeo *	205	2,089
Walt Disney *	3,110	347,169
Warner Bros Discovery *	3,193	57,961
Warner Music Group, Cl A	147	4,376
WideOpenWest *	75	1,504
World Wrestling Entertainment, Cl A	59	3,445
Yelp, Cl A *	101	3,286
Ziff Davis *	67	5,920
ZoomInfo Technologies, Cl A *	42	1,991
Zynga, Cl A *	1,673	13,836

		5,425,991

CONSUMER DISCRETIONARY — 9.2%
1-800-Flowers.com, Cl A *	37	377
Aaron’s	42	862
Abercrombie & Fitch, Cl A *	83	2,870
Academy Sports & Outdoors	121	4,521
Accel Entertainment, Cl A *	94	1,112
Acushnet Holdings	45	1,833
Adient PLC *	133	4,541
Adtalem Global Education *	69	2,022
Advance Auto Parts	108	21,560
Airbnb, Cl A *	514	78,750
American Axle & Manufacturing Holdings *	157	1,039
American Eagle Outfitters	221	3,339
American Outdoor Brands *	18	227
American Public Education *	23	447
America’s Car-Mart *	8	647
Aramark	415	15,044
Arcimoto *	37	124
Arko	101	936
Asbury Automotive Group *	25	4,593
Aterian *	42	215
AutoNation *	53	6,143
AutoZone *	33	64,531
Bally’s *	69	2,059
Barnes & Noble Education *	38	116
Bassett Furniture Industries	12	199
Bath & Body Works	442	23,377
Beazer Homes USA *	38	573
Bed Bath & Beyond *	141	1,919
Best Buy	376	33,814

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
Big 5 Sporting Goods	27	$391
Big Lots	40	1,236
BJ’s Restaurants *	27	750
Bloomin’ Brands	118	2,595
Bluegreen Vacations Holding, Cl A	19	500
Booking Holdings *	65	143,670
Boot Barn Holdings *	38	3,422
BorgWarner	410	15,100
Boyd Gaming	123	7,451
Bright Horizons Family Solutions *	98	11,196
Brinker International *	59	2,144
Brunswick	126	9,527
Buckle	39	1,211
Burlington Stores *	115	23,409
Caesars Entertainment *	348	23,065
Caleres	48	1,101
Callaway Golf *	192	4,213
Camping World Holdings, Cl A	55	1,412
Canoo *	143	686
Capri Holdings *	242	11,543
CarLotz *	95	84
CarMax *	277	23,761
Carnival *	1,449	25,068
CarParts.com *	55	329
Carriage Services, Cl A	21	901
Carter’s	62	5,223
Carvana, Cl A *	141	8,172
Cato, Cl A	25	339
Cavco Industries *	11	2,599
Century Casinos *	35	366
Century Communities	39	2,056
Cheesecake Factory	70	2,584
Chegg *	214	5,294
Chewy, Cl A *	127	3,691
Chico’s FAS *	170	901
Children’s Place *	18	834
Chipotle Mexican Grill, Cl A *	44	64,047
Choice Hotels International	47	6,602
Churchill Downs	52	10,553
Chuy’s Holdings *	26	650
Citi Trends *	12	336
Clarus	29	648
Columbia Sportswear	47	3,862
Container Store Group *	40	306
Cooper-Standard Holdings *	22	102
Coursera *	114	2,144
Cracker Barrel Old Country Store	30	3,330
Crocs *	82	5,447
Dana	208	3,080
Darden Restaurants	221	29,112
Dave & Buster’s Entertainment *	68	3,094

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
Deckers Outdoor *	41	$10,896
Denny’s *	89	1,141
Designer Brands, Cl A	85	1,175
Dick’s Sporting Goods	102	9,835
Dillard’s, Cl A	15	4,557
Dine Brands Global	21	1,506
Dollar General	398	94,537
Dollar Tree *	381	61,893
Domino’s Pizza	56	18,928
DoorDash, Cl A *	288	23,452
Dorman Products *	35	3,455
DR Horton	553	38,483
DraftKings, Cl A *	538	7,360
Drive Shack *	120	148
eBay	1,072	55,658
El Pollo Loco Holdings *	43	458
Ethan Allen Interiors	30	712
Etsy *	216	20,129
Everi Holdings *	127	2,205
Expedia Group *	247	43,163
Fiesta Restaurant Group *	33	224
Fisker *	230	2,314
Five Below *	89	13,982
Flexsteel Industries	8	174
Floor & Decor Holdings, Cl A *	173	13,792
Foot Locker	129	3,781
Ford Motor	6,748	95,552
Fossil Group *	65	642
Fox Factory Holding *	55	4,503
Franchise Group	36	1,342
Frontdoor *	123	3,802
Full House Resorts *	42	380
Funko, Cl A *	31	505
GameStop, Cl A *	102	12,757
Gap	290	3,602
Garmin	257	28,203
General Motors *	2,365	89,657
Genesco *	19	1,179
Genius Brands International *	410	291
Gentex	389	11,417
Gentherm *	43	2,899
Genuine Parts	241	31,342
G-III Apparel Group *	56	1,483
Golden Entertainment *	25	1,199
Golden Nugget Online Gaming *	56	281
Goodyear Tire & Rubber *	403	5,368
GoPro, Cl A *	176	1,570
Graham Holdings, Cl B	5	2,962
Grand Canyon Education *	64	6,142
Green Brick Partners *	69	1,359
Group 1 Automotive	23	4,005
Groupon, Cl A *	32	624

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
GrowGeneration *	73	$431
Guess?	51	1,146
H&R Block	257	6,700
Hanesbrands	526	6,975
Harley-Davidson	251	9,149
Hasbro	219	19,285
Haverty Furniture	22	546
Hayward Holdings *	226	3,593
Helen of Troy *	31	6,650
Hibbett	18	777
Hilton Grand Vacations *	127	5,947
Hilton Worldwide Holdings	469	72,831
Home Depot	1,816	545,526
Hooker Furnishings	15	253
Hovnanian Enterprises, Cl A *	6	276
Hyatt Hotels, Cl A *	70	6,647
Installed Building Products	31	2,495
International Game Technology PLC	144	3,144
iRobot *	36	1,823
Jack in the Box	28	2,317
JOANN	17	177
Johnson Outdoors, Cl A	11	841
KB Home	123	3,989
Kirkland’s *	16	116
Kohl’s	244	14,123
Kontoor Brands	77	3,059
Lakeland Industries *	10	162
Lands’ End *	19	266
Las Vegas Sands *	565	20,018
Latham Group *	39	468
Laureate Education, Cl A *	108	1,224
La-Z-Boy, Cl Z	63	1,656
LCI Industries	32	3,114
Lear	98	12,538
Leggett & Platt	189	6,734
Lennar, Cl A	456	34,879
Leslie’s *	219	4,292
Levi Strauss, Cl A	128	2,318
LGI Homes *	29	2,718
Light & Wonder *	138	7,736
Lindblad Expeditions Holdings *	39	597
Liquidity Services *	35	505
Lithia Motors, Cl A	44	12,458
LKQ	504	25,014
LL Flooring Holdings *	37	511
Lordstown Motors, Cl A *	163	355
Lovesac *	16	701
Lowe’s	1,186	234,508
Luminar Technologies, Cl A *	292	3,612
M/I Homes *	38	1,683
Macy’s	500	12,085

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
Malibu Boats, Cl A *	27	$1,358
MarineMax *	28	1,146
Marriott International, Cl A	477	84,677
Marriott Vacations Worldwide	59	8,810
MasterCraft Boat Holdings *	24	578
Mattel *	568	13,808
MDC Holdings	82	3,027
Meritage Homes *	48	3,962
MGM Resorts International	666	27,333
Modine Manufacturing *	71	561
Mohawk Industries *	90	12,695
Monarch Casino & Resort *	17	1,193
Monro	43	1,966
Motorcar Parts of America *	24	365
Movado Group	21	755
Murphy USA	31	7,242
National Vision Holdings *	116	4,367
Nautilus *	39	117
NIKE, Cl B	2,124	264,863
Noodles, Cl A *	47	262
Nordstrom	159	4,086
Norwegian Cruise Line Holdings *	598	11,978
NVR *	4	17,505
ODP *	75	3,227
Ollie’s Bargain Outlet Holdings *	81	3,892
OneWater Marine, Cl A *	10	327
O’Reilly Automotive *	115	69,753
Overstock.com *	56	1,879
Oxford Industries	21	1,882
Papa John’s International	47	4,279
Party City Holdco *	150	464
Patrick Industries	29	1,805
Peloton Interactive, Cl A *	421	7,393
Penn National Gaming *	271	9,910
Penske Automotive Group	42	4,402
Perdoceo Education *	97	1,084
Petco Health & Wellness, Cl A *	216	4,160
PetMed Express	25	548
Planet Fitness, Cl A *	135	10,804
Playa Hotels & Resorts *	188	1,775
PLBY Group *	27	239
Polaris	93	8,829
Pool	61	24,718
Porch Group *	106	392
Poshmark, Cl A *	43	475
PulteGroup	431	17,999
Purple Innovation, Cl A *	95	391
PVH	116	8,443
QuantumScape, Cl A *	277	4,138
Quotient Technology *	124	658
Qurate Retail *	602	2,534
Ralph Lauren, Cl A	78	8,139

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
RealReal *	122	$661
Red Robin Gourmet Burgers *	19	251
Red Rock Resorts, Cl A	93	4,088
Regis *	39	53
Rent-A-Center, Cl A	87	2,098
Revolve Group, Cl A *	50	2,113
RH *	28	9,411
Rocky Brands	9	347
Ross Stores	598	59,662
Royal Caribbean Cruises *	375	29,149
Rush Street Interactive *	75	476
Ruth’s Hospitality Group	43	902
Sally Beauty Holdings *	160	2,419
SeaWorld Entertainment *	118	7,958
Service International	266	17,452
Shake Shack, Cl A *	49	2,834
Shift Technologies *	81	109
Shoe Carnival	23	694
Shutterstock	31	2,347
Signet Jewelers	74	5,195
Six Flags Entertainment *	121	4,631
Skechers USA, Cl A *	216	8,273
Skyline Champion *	80	4,083
Sleep Number *	30	1,217
Sonic Automotive, Cl A	27	1,149
Sonos *	179	4,085
Sportsman’s Warehouse Holdings *	62	596
Standard Motor Products	26	1,110
Starbucks	2,025	151,146
Stellantis	3,642	48,694
Steven Madden	111	4,558
Stitch Fix, Cl A *	108	1,026
Stoneridge *	34	670
Strategic Education	31	2,003
Stride *	54	2,122
Superior Group of	14	223
Tapestry	456	15,012
Target	836	191,151
Taylor Morrison Home, Cl A *	173	4,531
Tempur Sealy International	315	8,540
Tenneco, Cl A *	115	1,975
Terminix Global Holdings *	188	8,627
Tesla *	1,374	1,196,424
Texas Roadhouse, Cl A	101	8,315
Thor Industries	76	5,818
Tilly’s, Cl A *	36	318
TJX	2,065	126,543
Toll Brothers	186	8,625
TopBuild *	48	8,695
Tractor Supply	196	39,484
Travel + Leisure	121	6,713
TRI Pointe Group *	157	3,245

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
Tupperware Brands *	67	$1,178
Ulta Beauty *	91	36,109
Under Armour, Cl A *	270	4,147
Unifi *	22	323
Universal Electronics *	17	502
Urban Outfitters *	86	2,047
Vail Resorts	59	14,995
Vera Bradley *	33	203
VF	632	32,864
Vista Outdoor *	81	2,854
Visteon *	36	3,770
Vivint Smart Home *	47	246
VOXX International, Cl A *	19	144
Vroom *	167	261
Vuzix *	85	439
Waitr Holdings *	143	38
Wayfair, Cl A *	123	9,464
Wendy’s	296	5,849
Whirlpool	102	18,515
Williams-Sonoma	126	16,440
Wingstop	39	3,579
Winmark	4	813
Winnebago Industries	42	2,234
Wolverine World Wide	115	2,279
Workhorse Group *	184	554
WW International *	98	959
Wyndham Hotels & Resorts	149	13,106
XL Fleet *	137	192
XPEL *	24	1,038
YETI Holdings *	125	6,109
Yum! Brands	507	59,324
Zumiez *	28	1,026

		5,550,534

CONSUMER STAPLES — 4.8%
22nd Century Group *	229	437
Albertsons, Cl A	93	2,909
Altria Group	3,156	175,379
Andersons	40	2,009
AppHarvest *	91	374
Archer-Daniels-Midland	952	85,261
B&G Foods	91	2,451
Beauty Health *	122	1,598
BellRing Brands *	166	3,560
Beyond Meat *	81	2,987
BJ’s Wholesale Club Holdings *	220	14,157
Boston Beer, Cl A *	12	4,500
Brown-Forman, Cl B	527	35,541
Bunge	241	27,262
Calavo Growers	22	797
Cal-Maine Foods	49	2,633
Campbell Soup	329	15,535
Casey’s General Stores	50	10,065

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES — continued
Celsius Holdings *	50	$2,600
Central Garden & Pet, Cl A *	53	2,193
Chefs’ Warehouse *	42	1,537
Clorox	210	30,129
Coca-Cola	7,415	479,083
Coca-Cola Consolidated	6	2,649
Colgate-Palmolive	1,444	111,260
Conagra Brands	819	28,608
Constellation Brands, Cl A	264	64,968
Coty, Cl A *	468	3,796
Darling Ingredients *	261	19,155
Duckhorn Portfolio *	30	583
Edgewell Personal Care	78	2,975
elf Beauty *	69	1,679
Energizer Holdings	92	2,787
Estee Lauder, Cl A	398	105,096
Flowers Foods	302	8,009
Fresh Del Monte Produce	49	1,276
Freshpet *	55	5,134
General Mills	1,036	73,276
Grocery Outlet Holding *	126	4,242
Hain Celestial Group *	138	4,629
Herbalife Nutrition *	146	3,881
Hershey	249	56,217
HF Foods Group *	46	269
Honest *	68	269
Hormel Foods	488	25,566
Hostess Brands, Cl A *	186	4,220
Ingles Markets, Cl A	19	1,769
Ingredion	98	8,341
Inter Parfums	23	1,880
J&J Snack Foods	19	2,844
JM Smucker	182	24,921
John B Sanfilippo & Son	11	854
Kellogg	586	40,141
Keurig Dr Pepper	1,330	49,742
Kimberly-Clark	582	80,799
Kraft Heinz	1,705	72,684
Lamb Weston Holdings	238	15,732
Lancaster Colony	25	3,880
Landec *	38	378
Limoneira	19	227
McCormick	426	42,843
Medifast	15	2,675
MGP Ingredients	17	1,553
Mission Produce *	47	598
Molson Coors Beverage, Cl B	316	17,108
Mondelez International, Cl A	2,392	154,236
Monster Beverage *	638	54,664
National Beverage *	31	1,366
NewAge *	191	76
Nu Skin Enterprises, Cl A	71	3,027

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES — continued
PepsiCo	2,378	$408,326
Performance Food Group *	245	12,066
Philip Morris International	2,665	266,500
Pilgrim’s Pride *	68	1,928
Post Holdings *	90	6,695
PriceSmart	32	2,542
Reynolds Consumer Products	78	2,308
Sanderson Farms	27	5,113
Seneca Foods, Cl A *	8	434
Simply Good Foods *	121	5,040
SpartanNash	46	1,577
Spectrum Brands Holdings	55	4,679
Sprouts Farmers Market *	163	4,857
Sysco	875	74,795
Tattooed Chef *	69	551
Tootsie Roll Industries	21	722
TreeHouse Foods *	79	2,489
Turning Point Brands	24	753
Tyson Foods, Cl A	499	46,487
United Natural Foods *	80	3,434
Universal	31	1,793
US Foods Holding *	348	13,092
USANA Health Sciences *	16	1,227
Utz Brands	82	1,158
Vector Group	190	2,417
Vital Farms *	24	276
WD-40	18	3,312
Weis Markets	21	1,677
Whole Earth Brands *	46	318

		2,892,445

ENERGY — 4.9%
Aemetis *	33	301
Alto Ingredients *	100	577
Antero Midstream	441	4,529
Antero Resources *	415	14,608
APA	645	26,400
Arch Resources	20	3,328
Archrock	195	1,698
Aspen Aerogels *	36	778
Baker Hughes, Cl A	1,425	44,204
Berry Petroleum	114	1,251
Brigham Minerals, Cl A	65	1,611
Bristow Group *	38	1,133
Cactus, Cl A	82	4,094
California Resources	106	4,262
Callon Petroleum *	67	3,435
Centennial Resource Development, Cl A *	263	2,036
ChampionX	288	6,077
Cheniere Energy	429	58,263
Chesapeake Energy	161	13,205
Chevron	3,352	525,158

COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Civitas Resources	40	$2,349
Clean Energy Fuels *	241	1,412
CNX Resources *	309	6,350
Comstock Resources *	116	1,976
ConocoPhillips	2,293	219,027
CONSOL Energy *	44	2,092
Continental Resources	93	5,168
Core Laboratories	61	1,586
Coterra Energy	1,386	39,903
Crescent Energy, Cl A	32	496
CVR Energy	144	3,610
Delek US Holdings *	104	2,517
Denbury *	67	4,287
Devon Energy	1,102	64,103
DHT Holdings	202	1,135
Diamondback Energy	291	36,733
DMC Global *	20	400
Dorian LPG	45	662
Dril-Quip *	46	1,328
EOG Resources	998	116,526
Equities	587	23,333
Equitrans Midstream	583	4,582
Expro Group Holdings *	108	1,650
Exxon Mobil	7,344	626,076
Gevo *	280	1,039
Green Plains *	74	2,077
Gulfport Energy *	27	2,537
Halliburton	1,520	54,142
Helix Energy Solutions Group *	204	838
Helmerich & Payne	151	6,951
Hess	476	49,061
HF Sinclair *	244	9,277
International Seaways	72	1,521
Kinder Morgan	3,394	61,601
Laredo Petroleum *	19	1,353
Liberty Energy, Cl A *	151	2,437
Magnolia Oil & Gas, Cl A	209	4,857
Marathon Oil	1,351	33,667
Marathon Petroleum	1,101	96,073
Matador Resources	165	8,055
Murphy Oil	222	8,454
Nabors Industries *	10	1,546
National Energy Services Reunited *	97	649
New Fortress Energy, Cl A	88	3,413
Newpark Resources *	128	447
NexTier Oilfield Solutions *	191	2,107
Northern Oil and Gas	76	1,898
NOV	636	11,531
Oasis Petroleum	23	3,051
Occidental Petroleum	1,598	88,034
Oceaneering International *	140	1,586

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Oil States International *	84	$568
ONEOK	758	48,004
Ovintiv	416	21,295
Par Pacific Holdings *	83	1,218
Patterson-UTI Energy	265	4,357
PBF Energy, Cl A *	137	3,981
PDC Energy	147	10,252
Peabody Energy *	179	4,053
Phillips 66	758	65,764
Pioneer Natural Resources	388	90,198
Plains GP Holdings, Cl A	270	3,016
ProPetro Holding *	109	1,541
Range Resources *	382	11,437
Renewable Energy Group *	70	4,274
REX American Resources *	7	592
RPC *	99	1,024
Schlumberger	2,410	94,014
Select Energy Services, Cl A *	113	877
SM Energy	171	6,076
Solaris Oilfield Infrastructure, Cl A	37	416
Southwestern Energy *	1,506	11,295
Talos Energy *	50	909
Targa Resources	385	28,263
Tellurian *	539	2,684
TETRA Technologies *	164	604
Texas Pacific Land	12	16,399
Tidewater *	51	1,018
Transocean *	866	3,256
US Silica Holdings *	103	1,914
Valaris *	107	5,430
Valero Energy	707	78,817
Viper Energy Partners	86	2,471
W&T Offshore *	134	638
Whiting Petroleum	51	3,726
Williams	2,108	72,283
World Fuel Services	89	2,156

		2,947,271

FINANCIALS — 12.5%
1st Source	23	995
ACNB	11	377
Affiliated Managers Group	62	7,785
AGNC Investment ‡	856	9,399
Alerus Financial	20	511
Alleghany *	20	16,730
Allegiance Bancshares	25	1,021
Allstate	507	64,156
Ally Financial	615	24,575
Amalgamated Financial	36	633
A-Mark Precious Metals *	11	867
Ambac Financial Group *	60	464
Amerant Bancorp, Cl A	25	665

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
American Equity Investment Life
Holding	132	$4,979
American Express	1,327	231,840
American Financial Group	131	18,141
American International Group	1,465	85,717
American National Bankshares	14	486
American National Group	25	4,715
Ameriprise Financial	192	50,974
Ameris Bancorp	95	3,961
AMERISAFE	27	1,251
Ames National	12	281
Annaly Capital Management ‡	2,466	15,832
Apollo Commercial Real Estate Finance ‡	199	2,396
Apollo Global Management	617	30,717
Arbor Realty Trust ‡	199	3,403
Arch Capital Group *	658	30,051
Ares Commercial Real Estate ‡	63	949
Ares Management, Cl A	197	13,045
Argo Group International Holdings	45	1,926
ARMOUR Residential ‡	119	873
Arrow Financial	20	626
Arthur J Gallagher	352	59,308
Artisan Partners Asset
Management, Cl A	91	2,925
AssetMark Financial Holdings *	24	462
Associated Banc-Corp	212	4,229
Assurant	96	17,460
Assured Guaranty	100	5,515
Atlantic Union Bankshares	111	3,750
Atlanticus Holdings *	9	387
Axis Capital Holdings	111	6,364
Axos Financial *	76	2,879
B. Riley Financial	21	948
Banc of California	85	1,533
BancFirst	23	1,880
Bancorp *	72	1,634
Bank First	9	636
Bank of America	14,452	515,647
Bank of Hawaii	58	4,312
Bank of Marin Bancorp	20	625
Bank of New York Mellon	1,475	62,038
Bank OZK	184	7,069
BankUnited	132	4,955
Banner	44	2,363
Bar Harbor Bankshares	19	496
Berkshire Hathaway, Cl B *	2,267	731,856
BGC Partners, Cl A	434	1,575
BlackRock, Cl A	244	152,422
Blackstone, Cl A	1,166	118,431
Blucora *	67	1,357

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
BOK Financial	39	$3,234
Bridgewater Bancshares *	27	433
Brighthouse Financial *	119	6,112
Brightsphere Investment Group	114	2,285
BrightSpire Capital, Cl A ‡	133	1,130
Broadmark Realty Capital ‡	184	1,437
Brookline Bancorp	110	1,591
Brown & Brown	402	24,916
BRP Group, Cl A *	73	1,688
Business First Bancshares	25	554
Byline Bancorp	30	704
Cambridge Bancorp	9	735
Camden National	19	850
Cannae Holdings *	120	2,688
Capital City Bank Group	17	435
Capital One Financial	759	94,587
Capitol Federal Financial	190	1,830
Capstar Financial Holdings	24	484
Carlyle Group	290	10,524
Carter Bankshares *	34	556
Cathay General Bancorp	107	4,290
Cboe Global Markets	183	20,675
CBTX	24	684
Central Pacific Financial	36	870
Charles Schwab	2,882	191,163
Chimera Investment ‡	333	3,337
Chubb	748	154,425
Cincinnati Financial	255	31,278
Citigroup	3,468	167,192
Citizens, Cl A *	64	191
Citizens & Northern	20	468
Citizens Financial Group	98	3,850
City Holding	19	1,470
Civista Bancshares	19	396
CME Group, Cl A	616	135,113
CNA Financial	36	1,708
CNB Financial	21	522
Coastal Financial *	13	534
Cohen & Steers	32	2,486
Columbia Banking System	112	3,145
Columbia Financial *	49	929
Comerica	223	18,264
Commerce Bancshares	195	13,359
Community Bank System	76	4,894
Community Trust Bancorp	23	916
ConnectOne Bancorp	47	1,309
Cowen, Cl A	35	800
Credit Acceptance *	14	7,175
CrossFirst Bankshares *	68	871
Cullen	97	12,832
Curo Group Holdings	27	317
Customers Bancorp *	39	1,641

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Diamond Hill Investment Group	4	$673
Dime Community Bancshares	48	1,509
Discover Financial Services	506	56,905
Donegal Group, Cl A	17	230
Donnelley Financial Solutions *	42	1,229
Dynex Capital ‡	46	747
Eagle Bancorp	41	2,064
East West Bancorp	241	17,183
Eastern Bankshares	245	4,694
eHealth *	33	266
Ellington Financial ‡	80	1,295
Employers Holdings	36	1,416
Encore Capital Group *	39	2,255
Enova International *	46	1,720
Enstar Group *	17	4,008
Enterprise Bancorp	12	407
Enterprise Financial Services	47	2,076
Equitable Holdings	710	20,469
Equity Bancshares, Cl A	16	488
Erie Indemnity, Cl A	33	5,289
Essent Group	157	6,363
Evercore, Cl A	50	5,288
Everest Re Group	68	18,680
EZCORP, Cl A *	74	518
FactSet Research Systems	58	23,402
Farmers & Merchants Bancorp	13	497
Farmers National Banc	34	521
FB Financial	47	1,811
Federal Agricultural Mortgage, Cl C	12	1,229
Federated Hermes, Cl B	134	3,816
Fidelity National Financial	458	18,238
Fifth Third Bancorp	1,177	44,173
Financial Institutions	20	557
First American Financial	172	10,029
First Bancorp	46	1,723
First Bancorp	12	338
First Bancshares	26	837
First Busey	74	1,663
First Citizens BancShares, Cl A	18	11,304
First Commonwealth Financial	137	1,847
First Financial	15	639
First Financial Bancorp	133	2,720
First Financial Bankshares	210	8,396
First Foundation	52	1,155
First Hawaiian	185	4,368
First Horizon	877	19,627
First Internet Bancorp	11	423
First Interstate BancSystem, Cl A	119	3,855
First Merchants	76	2,978
First Mid Bancshares	20	721
First of Long Island	30	503

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
First Republic Bank	303	$45,214
FirstCash Holdings	52	4,149
Flagstar Bancorp	74	2,612
Flushing Financial	38	817
FNB	487	5,610
Focus Financial Partners, Cl A *	75	2,959
Franklin Resources	469	11,533
FS Bancorp	9	265
Fulton Financial	231	3,504
GCM Grosvenor	47	388
Genworth Financial, Cl A *	722	2,679
German American Bancorp	32	1,123
Glacier Bancorp	167	7,642
GoHealth, Cl A *	163	122
Goldman Sachs Group	568	173,518
Goosehead Insurance, Cl A *	24	1,380
Granite Point Mortgage Trust ‡	77	749
Great Ajax ‡	29	270
Great Southern Bancorp	14	794
Green Dot, Cl A *	75	1,986
Greenhill	18	218
Guaranty Bancshares	11	378
Hamilton Lane, Cl A	45	3,086
Hancock Whitney	124	5,799
Hanmi Financial	40	926
Hanover Insurance Group	46	6,754
HarborOne Bancorp	68	911
Hartford Financial Services Group	596	41,678
HCI Group	8	513
Heartland Financial USA	53	2,320
Heritage Commerce	84	943
Heritage Financial	46	1,114
Heritage Insurance Holdings	33	141
Hilltop Holdings	90	2,294
Hingham Institution For Savings The	3	969
Home Bancorp	9	345
Home BancShares	217	4,692
HomeStreet	26	1,055
HomeTrust Bancshares	19	514
Hope Bancorp	165	2,359
Horace Mann Educators	54	2,152
Houlihan Lokey, Cl A	73	6,080
Huntington Bancshares	2,503	32,914
Independent Bank	61	4,701
Independent Bank Group	49	3,322
Independent Bank/MI	27	533
Interactive Brokers Group, Cl A	145	8,636
Intercontinental Exchange	952	110,251
International Bancshares	77	3,064
Invesco	743	13,656
Invesco Mortgage Capital ‡	416	724

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Investors Title	2	$375
James River Group Holdings	47	1,114
Jefferies Financial Group	325	9,997
JPMorgan Chase	5,075	605,752
Kearny Financial	100	1,186
Kemper	88	4,062
KeyCorp	1,600	30,896
Kinsale Capital Group	28	6,207
KKR Real Estate Finance Trust ‡	76	1,444
Ladder Capital, Cl A ‡	162	1,845
Lakeland Bancorp	69	1,037
Lakeland Financial	32	2,330
Lazard, Cl A	159	5,211
Lemonade *	50	1,043
LendingClub *	137	2,089
LendingTree *	15	1,191
Lincoln National	302	18,165
Live Oak Bancshares	41	1,736
Loews	371	23,314
LPL Financial Holdings	137	25,738
M&T Bank	302	50,268
Macatawa Bank	34	297
Markel *	22	29,772
MarketAxess Holdings	57	15,026
Marsh & McLennan	867	140,194
MBIA *	68	819
Mercantile Bank	19	597
Merchants Bancorp	20	459
Mercury General	35	1,765
Meta Financial Group	40	1,746
Metrocity Bankshares	24	489
MetroMile *	87	85
MFA Financial ‡	142	2,027
MGIC Investment	487	6,360
Midland States Bancorp	28	738
MidWestOne Financial Group	19	568
Moelis, Cl A	90	3,983
Moody’s	318	100,641
Morgan Stanley	2,474	199,380
Morningstar	37	9,370
Mr Cooper Group *	120	5,396
MSCI, Cl A	138	58,132
MVB Financial	14	561
Nasdaq	202	31,789
National Bank Holdings, Cl A	39	1,424
National Western Life Group, Cl A	4	795
Navient	227	3,607
NBT Bancorp	61	2,147
Nelnet, Cl A	23	1,888
New Residential Investment ‡	701	7,290
New York Community Bancorp	690	6,376
New York Mortgage Trust ‡	541	1,742

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Nicolet Bankshares *	14	$1,139
NMI Holdings, Cl A *	121	2,224
Northern Trust	352	36,274
Northfield Bancorp	65	851
Northrim BanCorp	8	321
Northwest Bancshares	174	2,206
OceanFirst Financial	84	1,573
Old National Bancorp	444	6,728
Old Republic International	468	10,301
Old Second Bancorp	35	482
OneMain Holdings, Cl A	165	7,578
Open Lending, Cl A *	145	1,978
Oportun Financial *	23	267
Oppenheimer Holdings, Cl A	11	354
Orchid Island Capital, Cl A ‡	224	623
Origin Bancorp	28	1,055
Orrstown Financial Services	14	330
Pacific Premier Bancorp	132	4,140
PacWest Bancorp	176	5,789
Palomar Holdings *	31	1,688
Park National	21	2,475
PCSB Financial	18	330
Peapack-Gladstone Financial	22	682
PennyMac Financial Services	69	3,351
PennyMac Mortgage Investment Trust ‡	139	2,132
Peoples Bancorp	37	1,015
Peoples Financial Services	9	447
Pinnacle Financial Partners	121	9,384
Piper Sandler	23	2,645
PJT Partners	29	1,914
PNC Financial Services Group	722	119,924
PRA Group *	59	2,480
Premier Financial	48	1,274
Primerica	55	7,126
Primis Financial	27	369
Principal Financial Group	463	31,549
ProAssurance	77	1,892
PROG Holdings *	94	2,488
Progressive	999	107,253
Prosperity Bancshares	145	9,480
Provident Financial Services	104	2,302
Prudential Financial	668	72,485
QCR Holdings	20	1,086
Radian Group	266	5,690
Raymond James Financial	313	30,505
RBB Bancorp	21	449
Ready Capital ‡	101	1,472
Red River Bancshares	6	325
Redwood Trust ‡	161	1,562
Regional Management	13	560
Regions Financial	1,644	34,064

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Reinsurance Group of America, Cl A	111	$11,913
Renasant	79	2,353
Republic Bancorp, Cl A	12	500
RLI	58	6,657
Rocket, Cl A *	188	1,664
S&P Global	607	228,555
S&T Bancorp	50	1,413
Safety Insurance Group	19	1,635
Sandy Spring Bancorp	65	2,553
Sculptor Capital Management, Cl A	26	272
Seacoast Banking Corp of Florida	78	2,535
SEI Investments	187	10,420
Selective Insurance Group	89	7,330
Selectquote *	153	315
ServisFirst Bancshares	69	5,542
Sierra Bancorp	18	391
Signature Bank NY	99	23,983
Silvergate Capital, Cl A *	34	3,977
Simmons First National, Cl A	170	4,059
SLM	439	7,344
SmartFinancial	18	441
Southern First Bancshares *	10	457
Southern Missouri Bancorp	10	422
Southside Bancshares	41	1,607
SouthState	123	9,553
Spirit MTA ‡	23	—
Starwood Property Trust ‡	448	10,250
State Street	622	41,655
StepStone Group, Cl A	39	999
Stewart Information Services	35	1,806
Stifel Financial	166	10,267
Stock Yards Bancorp	33	1,725
StoneX Group *	22	1,491
Summit Financial Group	15	409
SVB Financial Group *	100	48,764
Synchrony Financial	935	34,417
Synovus Financial	234	9,720
T Rowe Price Group	385	47,370
Texas Capital Bancshares *	72	3,698
TFS Financial	76	1,139
Tiptree	27	314
Tompkins Financial	17	1,241
Towne Bank	96	2,647
TPG RE Finance Trust ‡	87	918
Tradeweb Markets, Cl A	170	12,102
Travelers	424	72,529
TriCo Bancshares	34	1,277
TriState Capital Holdings *	37	1,118
Triumph Bancorp *	31	2,153
Truist Financial	2,297	111,060

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Trupanion *	43	$2,736
TrustCo Bank NY	25	779
Trustmark	81	2,258
Two Harbors Investment ‡	448	2,155
UMB Financial	63	5,681
Umpqua Holdings	311	5,144
United Bankshares	183	6,087
United Community Banks	143	4,301
United Fire Group	32	937
Universal Insurance Holdings	37	465
Univest Financial	38	958
Upstart Holdings *	88	6,602
US Bancorp	2,536	123,148
UWM Holdings	139	516
Valley National Bancorp	604	7,236
Veritex Holdings	69	2,267
Victory Capital Holdings, Cl A	17	459
Virtu Financial, Cl A	139	4,014
Virtus Investment Partners	9	1,594
Voya Financial	184	11,618
Walker & Dunlop	39	4,671
Washington Federal	93	2,830
Washington Trust Bancorp	22	1,033
Waterstone Financial	28	450
Webster Financial	291	14,540
Wells Fargo	6,868	299,651
WesBanco	92	2,966
West Bancorporation	19	475
Westamerica Bancorporation	34	2,003
Western Alliance Bancorp	173	13,167
White Mountains Insurance Group	4	4,192
Willis Towers Watson PLC	217	46,625
Wintrust Financial	85	7,422
WisdomTree Investments	154	898
World Acceptance *	8	1,510
WR Berkley	365	24,236
WSFS Financial	90	3,622
Zions Bancorp	253	14,297

		7,504,349

HEALTH CARE — 6.2%
1Life Healthcare *	218	1,537
2seventy bio *	29	390
Abbott Laboratories	3,012	341,862
ABIOMED *	76	21,780
Acadia Healthcare *	134	9,096
ACADIA Pharmaceuticals *	230	4,241
Accelerate Diagnostics *	46	44
Accolade *	78	434
Accuray *	124	330
Aclaris Therapeutics *	65	801
AdaptHealth, Cl A *	105	1,329

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Adaptive Biotechnologies *	199	$1,642
Addus HomeCare *	20	1,686
Adicet Bio *	22	324
Adverum Biotechnologies *	132	141
Aeglea BioTherapeutics *	53	76
Aerie Pharmaceuticals *	60	427
Agenus *	288	533
agilon health *	250	4,443
Agios Pharmaceuticals *	84	1,845
Akebia Therapeutics *	240	100
Akero Therapeutics *	29	304
Akouos *	26	73
Albireo Pharma *	25	796
Aldeyra Therapeutics *	81	249
Alector *	82	787
Align Technology *	126	36,529
Alignment Healthcare *	97	932
Aligos Therapeutics *	34	40
Alkermes PLC *	229	6,607
Allakos *	45	170
Allogene Therapeutics *	95	793
Allovir *	39	177
Allscripts Healthcare Solutions *	175	3,616
Alnylam Pharmaceuticals *	202	26,953
Alphatec Holdings *	90	977
Altimmune *	44	199
ALX Oncology Holdings *	26	332
Amedisys *	44	5,617
American Well, Cl A *	233	729
Amgen	979	228,293
Amicus Therapeutics *	377	2,669
AMN Healthcare Services *	67	6,549
AnaptysBio *	33	772
Anavex Life Sciences *	105	902
AngioDynamics *	48	1,010
ANI Pharmaceuticals *	13	384
Annexon *	35	89
Apellis Pharmaceuticals *	99	4,309
Apollo Medical Holdings *	39	1,423
Applied Molecular Transport *	33	142
Applied Therapeutics *	20	39
Apyx Medical *	39	147
Arcturus Therapeutics Holdings *	28	543
Arcus Biosciences *	57	1,380
Arcutis Biotherapeutics *	36	727
Arrowhead Pharmaceuticals *	139	5,714
Artivion *	49	994
Arvinas *	54	2,968
Asensus Surgical *	332	151
Aspira Women’s Health *	84	53
Atara Biotherapeutics *	117	744
Atea Pharmaceuticals *	86	505

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Athenex *	123	$59
Athersys *	297	146
Athira Pharma *	45	463
Atreca, Cl A *	38	74
AtriCure *	64	3,324
Atrion	2	1,253
Avanos Medical *	68	1,983
Aveanna Healthcare Holdings *	70	204
AVEO Pharmaceuticals *	40	203
Avid Bioservices *	87	1,171
Avidity Biosciences *	52	744
Avita Medical *	32	195
Avrobio *	49	45
Axonics Modulation Technologies *	49	2,539
Axsome Therapeutics *	39	1,238
Beam Therapeutics *	71	2,665
Berkeley Lights *	71	353
Beyondspring *	27	41
BioCryst Pharmaceuticals *	254	2,360
Biohaven Pharmaceutical Holding *	93	8,293
BioMarin Pharmaceutical *	312	25,381
Bionano Genomics *	400	652
Bioxcel Therapeutics *	25	328
Black Diamond Therapeutics *	33	80
Bluebird Bio *	95	345
Blueprint Medicines *	83	4,843
Bolt Biotherapeutics *	27	42
Boston Scientific *	2,422	101,990
Bridgebio Pharma *	152	1,219
Bristol-Myers Squibb	3,798	285,875
Brookdale Senior Living *	260	1,607
Bruker	166	9,543
Butterfly Network *	200	666
C4 Therapeutics *	50	429
Cara Therapeutics *	53	462
Cardiovascular Systems *	51	954
CareDx *	74	2,253
Cassava Sciences *	49	1,023
Castle Biosciences *	29	648
Catalent *	290	26,262
Catalyst Pharmaceuticals *	137	1,044
Celldex Therapeutics *	58	1,772
CEL-SCI *	54	154
Cerevel Therapeutics Holdings *	79	2,313
Cerner	505	47,288
Certara *	127	2,330
Cerus *	240	1,109
Change Healthcare *	375	8,835
Chemed	23	11,302
ChemoCentryx *	76	1,403

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Chimerix *	111	$488
Chinook Therapeutics *	36	545
ChromaDex *	51	96
Clovis Oncology *	166	332
Codexis *	90	1,083
Co-Diagnostics *	38	167
Cogent Biosciences *	45	289
Coherus Biosciences *	103	931
Collegium Pharmaceutical *	45	725
Computer Programs and Systems *	18	575
CONMED	38	5,052
CorMedix *	48	165
Cortexyme *	20	73
CorVel *	12	1,861
Covetrus *	148	2,042
Crinetics Pharmaceuticals *	39	792
Cross Country Healthcare *	46	862
CryoPort *	51	1,151
Cue Biopharma *	39	154
Cullinan Oncology *	38	373
Cutera *	23	1,249
Cymabay Therapeutics *	92	209
Cytokinetics *	113	4,505
CytomX Therapeutics *	90	154
CytoSorbents *	50	105
DaVita *	173	18,748
Deciphera Pharmaceuticals *	47	476
Denali Therapeutics *	118	2,808
DENTSPLY SIRONA	373	14,916
DermTech *	32	274
Design Therapeutics *	37	442
DexCom *	163	66,599
Durect *	322	145
Dynavax Technologies, Cl A *	152	1,342
Dyne Therapeutics *	36	287
Eargo *	28	106
Edgewise Therapeutics *	31	247
Editas Medicine, Cl A *	98	1,298
Edwards Lifesciences *	1,057	111,809
Eiger BioPharmaceuticals *	40	275
Elanco Animal Health *	776	19,641
Eli Lilly	1,366	399,050
Emergent BioSolutions *	70	2,267
Enanta Pharmaceuticals *	23	1,481
Encompass Health	159	10,944
Enovis *	65	4,238
Ensign Group	75	6,025
Envista Holdings *	261	10,341
Epizyme *	131	85
Esperion Therapeutics *	36	204
Evelo Biosciences *	35	86
Evolent Health, Cl A *	122	3,357

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Evolus *	46	$515
Exact Sciences *	291	16,020
Exelixis *	464	10,366
Fate Therapeutics *	128	3,656
FibroGen *	122	1,135
Forma Therapeutics Holdings *	50	378
Forte Biosciences *	15	17
Fortress Biotech *	103	113
Frequency Therapeutics *	41	53
Fulgent Genetics *	25	1,372
G1 Therapeutics *	44	226
Generation Bio *	65	411
Gilead Sciences	2,147	127,403
Glaukos *	64	3,027
Global Blood Therapeutics *	87	2,671
Gossamer Bio *	79	546
Gritstone bio *	74	192
Guardant Health *	155	9,564
Haemonetics *	73	3,699
Halozyme Therapeutics *	211	8,419
Hanger *	48	789
Harmony Biosciences Holdings *	29	1,306
Harpoon Therapeutics *	27	61
Health Catalyst *	70	1,165
HealthEquity *	124	7,728
HealthStream *	34	649
Heron Therapeutics *	144	651
Heska *	13	1,428
Hims & Hers Health *	111	467
Hologic *	429	30,884
Homology Medicines *	52	86
Horizon Therapeutics PLC *	377	37,157
iBio *	312	91
iCAD *	30	108
ICU Medical *	26	5,564
Ideaya Biosciences *	41	393
IDEXX Laboratories *	144	61,989
IGM Biosciences *	19	318
Ikena Oncology *	35	136
ImmunityBio *	106	385
ImmunoGen *	271	1,309
Immunovant *	53	244
Inari Medical *	46	3,712
Incyte *	375	28,110
Infinity Pharmaceuticals *	125	99
InfuSystem Holdings *	24	190
Innovage Holding *	25	115
Innoviva *	99	1,689
Inogen *	28	708
Inovio Pharmaceuticals *	297	811
Insmed *	160	3,515
Inspire Medical Systems *	37	7,613

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Instil Bio *	87	$615
Insulet *	117	27,962
Integer Holdings *	43	3,232
Integra LifeSciences Holdings *	105	6,422
Intellia Therapeutics *	108	5,295
Intercept Pharmaceuticals *	36	566
Intersect ENT *	42	1,150
Intra-Cellular Therapies *	104	5,263
Intuitive Surgical *	606	145,016
Invacare *	43	71
Invitae *	308	1,635
Ionis Pharmaceuticals *	211	7,756
Iovance Biotherapeutics *	194	2,939
iRhythm Technologies *	38	4,688
Ironwood Pharmaceuticals, Cl A *	228	2,736
IVERIC bio *	134	1,856
Jazz Pharmaceuticals PLC *	98	15,702
Joint *	18	549
Jounce Therapeutics *	41	217
Kala Pharmaceuticals *	75	49
KalVista Pharmaceuticals *	29	369
Karuna Therapeutics *	27	3,009
Kezar Life Sciences *	52	618
Kiniksa Pharmaceuticals, Cl A *	41	383
Kinnate Biopharma *	24	179
Kodiak Sciences *	66	397
Kronos Bio *	48	227
Krystal Biotech *	21	1,273
Kura Oncology *	88	1,263
Kymera Therapeutics *	43	1,348
Lantheus Holdings *	95	6,309
LeMaitre Vascular	25	1,080
Lexicon Pharmaceuticals *	202	366
LHC Group *	40	6,634
LivaNova PLC *	76	5,826
MacroGenics *	85	608
Madrigal Pharmaceuticals *	15	1,050
Magenta Therapeutics *	53	76
MannKind *	338	1,058
Marinus Pharmaceuticals *	42	278
Masimo *	87	9,828
MEI Pharma *	149	73
MeiraGTx Holdings PLC *	42	432
Meridian Bioscience *	62	1,587
Merit Medical Systems *	79	4,899
Mersana Therapeutics *	91	317
Mesa Laboratories	7	1,495
Mettler-Toledo International *	37	47,269
Mirati Therapeutics *	68	4,202
Mirum Pharmaceuticals *	20	476
Moderna *	591	79,436
ModivCare *	18	1,871

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Molecular Templates *	60	$102
Morphic Holding *	27	818
Multiplan *	373	1,652
Mustang Bio *	105	78
Myovant Sciences *	51	475
Myriad Genetics *	108	2,214
NanoString Technologies *	64	1,202
Natera *	121	4,250
National HealthCare	16	1,089
National Research	18	617
Natus Medical *	44	1,464
Nektar Therapeutics, Cl A *	261	1,078
Neogen *	154	4,066
Neoleukin Therapeutics *	43	52
Neurocrine Biosciences *	149	13,414
Neuronetics *	32	78
Nevro *	43	2,653
NextGen Healthcare *	78	1,470
NGM Biopharmaceuticals *	33	412
Nkarta *	23	424
Novavax *	120	5,408
Nurix Therapeutics *	44	487
Nuvation Bio *	225	1,049
Oak Street Health *	142	2,569
Ocugen *	279	611
Ocular Therapeutix *	110	393
Olema Pharmaceuticals *	41	105
Omeros *	86	298
Omnicell *	59	6,441
Oncocyte *	122	142
Oncternal Therapeutics *	57	49
Ontrak *	12	14
OptimizeRx *	20	562
Option Care Health *	204	6,096
OraSure Technologies *	102	626
ORIC Pharmaceuticals *	39	129
Ortho Clinical Diagnostics Holdings *	167	2,941
OrthoPediatrics *	18	811
Outset Medical *	65	2,267
Owens & Minor	104	3,691
Oyster Point Pharma *	14	89
Pacific Biosciences of California *	273	1,731
Pacira BioSciences *	57	4,251
Paratek Pharmaceuticals *	52	115
Passage Bio *	39	76
Patterson	124	3,815
PAVmed *	107	136
PDL BioPharma *	64	—
Pennant Group *	34	557
Penumbra *	52	8,973
Personalis *	46	258

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
PetIQ, Cl A *	38	$756
Phathom Pharmaceuticals *	23	298
Phibro Animal Health, Cl A	27	486
Phreesia *	67	1,533
Pliant Therapeutics *	32	188
PMV Pharmaceuticals *	36	522
Poseida Therapeutics *	46	142
Praxis Precision Medicines *	47	381
Precision BioSciences *	70	139
Prelude Therapeutics *	29	133
Premier, Cl A	175	6,337
Prestige Consumer Healthcare *	71	3,881
Privia Health Group *	151	3,320
Progyny *	95	3,653
Prometheus Biosciences *	33	868
Protagonist Therapeutics *	55	500
Provention Bio *	72	323
PTC Therapeutics *	98	3,462
Pulmonx *	35	844
Pulse Biosciences *	17	43
Puma Biotechnology *	46	109
Quanterix *	42	932
Quest Diagnostics	209	27,972
Quidel *	48	4,830
R1 RCM *	196	4,414
Radius Health *	67	458
RadNet *	65	1,268
RAPT Therapeutics *	30	454
Reata Pharmaceuticals, Cl A *	39	990
Recursion Pharmaceuticals, Cl A *	119	738
Regeneron Pharmaceuticals *	175	115,344
REGENXBIO *	48	1,332
Relay Therapeutics *	92	2,192
Relmada Therapeutics *	21	527
Replimune Group *	39	654
ResMed	247	49,393
Revance Therapeutics *	99	1,622
REVOLUTION Medicines *	82	1,638
Rhythm Pharmaceuticals *	62	388
Rigel Pharmaceuticals *	245	578
Rocket Pharmaceuticals *	89	915
Royalty Pharma PLC, Cl A	579	24,654
Rubius Therapeutics *	65	108
Sage Therapeutics *	74	2,332
Sangamo Therapeutics *	173	718
Sarepta Therapeutics *	132	9,546
Scholar Rock Holding *	36	255
Schrodinger *	77	1,903
Seagen *	309	40,482
SeaSpine Holdings *	41	382
Seer, Cl A *	45	328
Select Medical Holdings	158	3,572

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Selecta Biosciences *	118	$90
Senseonics Holdings *	511	715
Seres Therapeutics *	100	473
Shattuck Labs *	42	161
Shockwave Medical *	45	6,801
SI-BONE *	38	759
Sientra *	72	102
SIGA Technologies *	56	385
Signify Health, Cl A *	81	1,118
Silk Road Medical *	44	1,542
Silverback Therapeutics *	22	68
Simulations Plus	21	980
SmileDirectClub, Cl A *	150	278
Solid Biosciences *	120	67
Sorrento Therapeutics *	402	607
Sotera Health *	128	2,609
Spectrum Pharmaceuticals *	232	187
Spero Therapeutics *	33	160
SpringWorks Therapeutics *	41	1,759
STAAR Surgical *	68	3,882
Stereotaxis *	91	228
STERIS PLC	170	38,089
Stoke Therapeutics *	26	375
Supernus Pharmaceuticals *	74	2,065
Surmodics *	18	696
Sutro Biopharma *	47	282
Syndax Pharmaceuticals *	62	1,040
Syneos Health, Cl A *	168	12,279
Syros Pharmaceuticals *	51	43
Tabula Rasa HealthCare *	31	104
Tactile Systems Technology *	25	422
Tandem Diabetes Care *	101	9,744
Taysha Gene Therapies *	29	106
TCR2 Therapeutics *	48	102
Teladoc Health *	247	8,339
Teleflex	80	22,850
TG Therapeutics *	190	1,319
Theravance Biopharma *	79	762
Tivity Health *	57	1,831
TransMedics Group *	33	692
Travere Therapeutics *	86	2,161
Treace Medical Concepts *	34	666
Turning Point Therapeutics *	62	1,825
Twist Bioscience *	64	1,846
Ultragenyx Pharmaceutical *	90	6,362
United Therapeutics *	73	12,962
US Physical Therapy	17	1,764
Vanda Pharmaceuticals *	77	764
Vapotherm *	26	115
Varex Imaging *	51	1,012
Vaxart *	179	623
Vaxcyte *	39	944

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Veeva Systems, Cl A *	236	$42,940
Veracyte *	101	2,067
Verastem *	256	364
ViewRay *	195	521
Viking Therapeutics *	101	240
Vir Biotechnology *	99	2,015
Vor BioPharma *	32	183
Waters *	104	31,514
West Pharmaceutical Services	126	39,698
Xencor *	83	2,073
Xeris Pharmaceuticals *	174	425
XOMA *	14	269
Y-mAbs Therapeutics *	45	378
Zentalis Pharmaceuticals *	53	1,406
Zimmer Biomet Holdings	357	43,108
Zimvie *	34	765
Zoetis, Cl A	812	143,927
Zynex *	29	182

		3,705,995

INDUSTRIALS — 8.3%
3M	999	144,076
AAON	60	2,924
AAR *	44	2,067
ABM Industries	95	4,586
Acacia Research *	68	319
ACCO Brands	134	982
Acuity Brands	48	8,279
ADT	209	1,432
Advanced Drainage Systems	95	9,734
Advent Technologies Holdings *	34	66
AECOM	231	16,299
AerSale *	9	130
AGCO	101	12,867
AgEagle Aerial Systems *	100	81
Air Lease, Cl A	153	6,163
Air Transport Services Group *	84	2,629
Alamo Group	15	1,897
Alaska Air Group *	203	11,041
Albany International, Cl A	42	3,285
Allegiant Travel, Cl A *	20	3,104
Allegion PLC	152	17,364
Allied Motion Technologies	16	389
Allison Transmission Holdings	152	5,691
Altra Industrial Motion	93	3,627
AMERCO *	13	6,961
Ameresco, Cl A *	38	1,917
American Airlines Group *	1,098	20,609
American Superconductor *	34	181
American Woodmark *	21	984
AMETEK	395	49,873
AO Smith	212	12,387
API Group *	298	5,531

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Apogee Enterprises	32	$1,408
Applied Industrial Technologies	50	5,235
ArcBest	32	2,309
Arcosa	68	3,640
Argan	20	736
Armstrong World Industries	62	5,249
Array Technologies *	181	1,182
ASGN *	78	8,849
Astec Industries	29	1,134
Astronics *	31	300
Atkore *	66	6,343
Atlas Air Worldwide Holdings *	36	2,482
Avis Budget Group *	113	30,247
Axon Enterprise *	104	11,669
AZEK, Cl A *	215	4,567
AZZ	32	1,460
Babcock & Wilcox Enterprises *	120	901
Barnes Group	69	2,317
Barrett Business Services	9	648
Beacon Roofing Supply *	79	4,711
Beam Global *	11	170
Blink Charging *	48	917
Bloom Energy, Cl A *	199	3,693
Blue Bird *	22	353
BlueLinx Holdings *	12	800
Boise Cascade	58	4,384
Brady, Cl A	68	3,043
BrightView Holdings *	72	912
Brink’s	70	4,127
Builders FirstSource *	349	21,488
Carlisle	88	22,824
Carrier Global	1,487	56,907
Casella Waste Systems, Cl A *	71	5,839
Caterpillar	936	197,065
CBIZ *	72	3,016
CH Robinson Worldwide	224	23,778
ChargePoint Holdings *	245	3,170
Chart Industries *	49	8,272
Cintas	151	59,986
CIRCOR International *	26	511
Clean Harbors *	76	7,975
Columbus McKinnon	36	1,276
Comfort Systems USA	46	3,883
Commercial Vehicle Group *	38	273
Construction Partners, Cl A *	46	1,187
Copart *	364	41,369
CoreCivic *	170	2,113
Cornerstone Building Brands *	76	1,854
CoStar Group *	670	42,625
CRA International	9	741
Crane	76	7,313
CSW Industrials	20	2,110

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
CSX	3,806	$130,698
Cummins	244	46,162
Curtiss-Wright	56	8,003
Daseke *	52	437
Deere	482	181,979
Delta Air Lines *	1,092	46,989
Deluxe	56	1,516
Desktop Metal, Cl A *	288	1,009
Donaldson	201	9,857
Douglas Dynamics	29	898
Dover	245	32,659
Driven Brands Holdings *	83	2,315
Dun & Bradstreet Holdings *	237	3,742
DXP Enterprises *	23	543
Dycom Industries *	38	3,227
Eagle Bulk Shipping	17	1,058
Eaton PLC	684	99,194
EMCOR Group	86	9,157
Emerson Electric	1,022	92,164
Encore Wire	26	2,933
Energy Recovery *	52	963
Enerpac Tool Group, Cl A	86	1,727
EnerSys	55	3,600
Ennis	32	552
EnPro Industries	27	2,517
Equifax	209	42,536
Esab *	65	3,071
ESCO Technologies	33	2,061
Evoqua Water Technologies *	178	7,421
Expeditors International of Washington	290	28,730
Exponent	78	7,473
Fastenal	983	54,370
Federal Signal	86	2,927
FedEx	421	83,670
Flowserve	187	6,117
Fluor *	199	4,925
Forrester Research *	15	835
Fortune Brands Home & Security	232	16,530
Forward Air	35	3,394
Franklin Covey *	16	641
Franklin Electric	51	3,567
Frontier Group Holdings *	47	499
FTI Consulting *	44	6,939
FuelCell Energy *	508	2,073
Gates Industrial PLC *	142	1,811
GATX	46	4,756
Genco Shipping & Trading	51	1,124
Generac Holdings *	105	23,035
Gibraltar Industries *	43	1,627
Global Industrial	15	463
GMS *	61	2,925

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Gorman-Rupp	23	$733
Graco	287	17,800
GrafTech International	293	2,660
Granite Construction	65	1,927
Great Lakes Dredge & Dock *	92	1,271
Greenbrier	41	1,751
Griffon	75	1,403
H&E Equipment Services	42	1,490
Harsco *	112	1,145
Hawaiian Holdings *	72	1,221
Healthcare Services Group	108	1,846
Heartland Express	67	925
HEICO	58	8,191
Heidrick & Struggles International	25	799
Helios Technologies	42	2,822
Herc Holdings	38	4,857
Heritage-Crystal Clean *	20	546
Hexcel	126	6,849
Hillenbrand	104	4,245
HNI	57	2,031
Honeywell International	1,187	229,696
Howmet Aerospace	729	24,873
Hub Group, Cl A *	43	2,888
Hubbell, Cl B	88	17,192
Huron Consulting Group *	29	1,502
Hydrofarm Holdings Group *	35	334
Hyliion Holdings *	159	510
Hyster-Yale Materials Handling	9	276
IAA *	203	7,440
ICF International	24	2,371
Ideanomics *	622	447
IDEX	130	24,677
IES Holdings *	26	762
Illinois Tool Works	538	106,045
Ingersoll Rand	718	31,563
Insperity	53	5,621
Insteel Industries	24	1,018
Interface, Cl A	83	1,053
ITT	140	9,831
Jacobs Engineering Group	220	30,481
JB Hunt Transport Services	143	24,432
JELD-WEN Holding *	131	2,723
JetBlue Airways *	456	5,021
John Bean Technologies	41	4,833
Johnson Controls International PLC	1,212	72,562
Kadant	15	2,775
KAR Auction Services *	172	2,522
KBR	210	10,338
Kelly Services, Cl A	44	849
Kennametal	115	2,959

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Kforce	27	$1,891
Kimball International, Cl B	47	361
Kirby *	85	5,542
Knight-Swift Transportation Holdings, Cl A	247	11,829
Korn Ferry	77	4,731
Landstar System	53	8,210
Lawson Products *	11	418
Lennox International	48	10,233
Lincoln Electric Holdings	91	12,260
Lindsay	14	1,892
LSI Industries	32	230
Lyft, Cl A *	484	15,778
Manitowoc *	45	596
ManpowerGroup	88	7,938
Marten Transport	92	1,599
Masco	417	21,972
MasTec *	86	6,193
Matrix Service *	33	224
Matson	56	4,817
Matthews International, Cl A	40	1,192
Maxar Technologies	102	3,285
McGrath RentCorp	31	2,587
Meritor *	96	3,447
Mesa Air Group *	42	143
Middleby *	86	13,235
Miller Industries	14	375
MillerKnoll	109	3,459
Montrose Environmental Group *	31	1,406
Moog, Cl A	38	3,035
MRC Global *	114	1,367
MSA Safety	48	5,793
MSC Industrial Direct, Cl A	66	5,469
Mueller Industries	80	4,332
Mueller Water Products, Cl A	222	2,671
MYR Group *	22	1,740
Nielsen Holdings PLC	581	15,577
Nikola *	279	2,003
NN *	55	167
Nordson	88	18,981
Norfolk Southern	418	107,794
Northwest Pipe *	13	347
NOW *	157	1,711
NV5 Global *	16	1,917
nVent Electric PLC	252	8,513
Old Dominion Freight Line	176	49,301
Omega Flex	4	444
Oshkosh	111	10,261
Otis Worldwide	733	53,392
Owens Corning	166	15,094
PACCAR	587	48,750
Park Aerospace	26	304

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Parker-Hannifin	220	$59,580
Park-Ohio Holdings	11	106
Parsons *	147	5,429
Pentair PLC	284	14,413
PGT Innovations *	82	1,457
Pitney Bowes	240	1,265
Plug Power *	840	17,657
Powell Industries	12	232
Primoris Services	73	1,692
Proto Labs *	36	1,534
Quanex Building Products	43	826
Quanta Services	234	27,139
Radiant Logistics *	51	294
RBC Bearings *	39	6,566
Regal Rexnord	116	14,760
Republic Services, Cl A	357	47,934
Resideo Technologies *	206	4,633
Resources Connection	41	705
REV Group	43	513
Robert Half International	187	18,384
Rockwell Automation	199	50,281
Rollins	361	12,108
Romeo Power *	141	155
Roper Technologies	181	85,056
Rush Enterprises, Cl A	56	2,849
Ryder System	76	5,312
Saia *	39	8,032
Schneider National, Cl B	76	1,796
Sensata Technologies Holding PLC	255	11,580
Shoals Technologies Group, Cl A *	149	1,487
Shyft Group	42	1,070
Simpson Manufacturing	57	5,909
SiteOne Landscape Supply *	66	9,308
SkyWest *	70	2,041
Snap-on	91	19,337
Southwest Airlines *	1,009	47,140
SP Plus *	30	855
Spirit AeroSystems Holdings, Cl A	158	6,642
Spirit Airlines *	155	3,660
SPX *	58	2,430
Standex International	16	1,505
Stanley Black & Decker	281	33,762
Steelcase, Cl A	119	1,396
Stericycle *	139	6,976
Sterling Construction *	36	824
Sun Country Airlines Holdings *	31	853
Sunrun *	300	5,994
Team *	39	56
Tennant	24	1,550
Terex	97	3,298

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Tetra Tech	87	$12,117
Thermon Group Holdings *	43	645
Timken	98	5,649
Titan International *	84	1,164
Titan Machinery *	26	613
Toro	172	13,782
TPI Composites *	47	538
Trane Technologies PLC	406	56,795
Transcat *	9	657
TransDigm Group *	91	54,128
TransUnion	328	28,707
Trex *	197	11,463
TriNet Group *	52	4,612
Trinity Industries	138	3,828
Triumph Group *	91	2,051
TrueBlue *	46	1,176
TuSimple Holdings, Cl A *	143	1,483
Tutor Perini *	60	556
Uber Technologies *	2,783	87,609
UFP Industries	87	6,731
UniFirst	20	3,446
Union Pacific	1,100	257,719
United Airlines Holdings *	553	27,927
United Parcel Service, Cl B	1,254	225,695
United Rentals *	124	39,248
Univar Solutions *	255	7,426
Upwork *	164	3,439
US Ecology *	41	1,968
US Xpress Enterprises, Cl A *	32	106
Valmont Industries	27	6,718
Verisk Analytics, Cl A	274	55,910
Veritiv *	18	2,530
Vertiv Holdings, Cl A	433	5,425
Viad *	26	852
Vicor *	29	1,755
View *	169	260
Virgin Galactic Holdings *	276	2,067
VSE	14	606
Wabash National	70	1,002
Waste Management	694	114,121
Watsco	48	12,805
Watts Water Technologies, Cl A	36	4,589
Welbilt *	203	4,795
Werner Enterprises	86	3,408
WESCO International *	67	8,258
Westinghouse Air Brake Technologies	310	27,872
Willdan Group *	15	403
WillScot Mobile Mini Holdings, Cl A *	359	12,601
Woodward	97	10,717
WW Grainger	80	40,002

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
XPO Logistics *	160	$8,606
Xylem	307	24,714
Yellow *	43	193
Zurn Water Solutions	173	5,401

		4,956,436

INFORMATION TECHNOLOGY — 30.8%
2U *	104	1,038
3D Systems *	175	1,985
8x8 *	155	1,421
908 Devices *	16	284
A10 Networks	90	1,285
Accenture PLC, Cl A	1,080	324,389
ACI Worldwide *	167	4,613
ACM Research, Cl A *	54	816
Adobe *	812	321,511
ADTRAN	69	1,200
Advanced Energy Industries	50	3,826
Advanced Micro Devices *	2,799	239,332
Aeva Technologies *	131	430
Agilysys *	30	1,104
Akamai Technologies *	274	30,765
Akoustis Technologies *	70	311
Alarm.com Holdings *	66	4,031
Alpha & Omega Semiconductor *	28	1,201
Altair Engineering, Cl A *	70	3,802
Alteryx, Cl A *	84	5,393
Ambarella *	46	3,776
Amdocs	206	16,416
American Software, Cl A	41	701
Amkor Technology	148	2,784
Amphenol, Cl A	1,020	72,930
Analog Devices	921	142,184
Anaplan *	220	14,298
ANSYS *	148	40,802
Appfolio, Cl A *	23	2,389
Appian, Cl A *	51	2,438
Apple	28,346	4,468,747
Applied Materials	1,542	170,160
Arista Networks *	386	44,610
Arlo Technologies *	115	890
Arrow Electronics *	117	13,790
Asana, Cl A *	97	2,600
Aspen Technology *	109	17,281
Atomera *	27	282
Autodesk *	375	70,980
Automatic Data Processing	725	158,180
Avalara *	138	10,498
Avaya Holdings *	119	1,101
Aviat Networks *	13	389
Avid Technology *	55	1,744
Avnet	142	6,200
Axcelis Technologies *	43	2,341

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
AXT *	52	$307
Azenta	119	8,920
Badger Meter	38	3,066
Belden	58	2,995
Benchmark Electronics	46	1,093
Benefitfocus *	38	405
Bentley Systems, Cl B	279	11,827
BigCommerce Holdings *	70	1,251
Bill.com Holdings *	162	27,655
Black Knight *	260	17,105
Blackbaud *	61	3,539
Blackline *	74	4,962
Block, Cl A *	674	67,090
Bottomline Technologies DE *	64	3,624
Box, Cl A *	211	6,461
Bread Financial Holdings	71	3,891
Brightcove *	52	367
Broadcom	689	381,975
Broadridge Financial Solutions	198	28,538
BTRS Holdings, Cl A *	99	665
C3.ai, Cl A *	106	1,801
Cadence Design Systems *	468	70,598
CalAmp *	46	252
Calix *	80	3,193
Cambium Networks *	14	214
Cantaloupe *	95	520
Casa Systems *	42	206
Cass Information Systems	17	658
CDK Global	183	9,957
CDW	234	38,184
Cerence *	49	1,445
Ceridian HCM Holding *	221	12,405
CEVA *	29	1,054
ChannelAdvisor *	38	551
Ciena *	249	13,737
Cirrus Logic *	86	6,519
Cisco Systems	7,211	353,195
Citrix Systems *	212	21,221
Cleanspark *	43	279
Clearfield *	15	873
Cloudflare, Cl A *	426	36,696
CMC Materials	40	7,156
Cognex	292	19,748
Cognizant Technology Solutions, Cl A	902	72,972
Coherent *	34	9,109
Cohu *	68	1,806
CommScope Holding *	286	1,725
CommVault Systems *	64	3,904
Comtech Telecommunications	33	449
Concentrix	63	9,921
Conduent *	280	1,576

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
CoreCard *	8	$182
Corsair Gaming *	47	711
Coupa Software *	119	10,270
Crowdstrike Holdings, Cl A *	346	68,771
CSG Systems International	41	2,520
CTS	41	1,450
Daktronics *	49	164
Datadog, Cl A *	350	42,273
Datto Holding *	36	1,249
Dell Technologies, Cl C	483	22,706
Diebold Nixdorf *	104	426
Digi International *	43	814
Digimarc *	17	440
Digital Turbine *	126	3,988
DigitalOcean Holdings *	54	2,129
Diodes *	57	4,163
DocuSign, Cl A *	330	26,730
Dolby Laboratories, Cl A	98	7,592
Domo, Cl B *	37	1,533
DoubleVerify Holdings *	62	1,348
Dropbox, Cl A *	464	10,092
Duck Creek Technologies *	100	1,593
DXC Technology *	407	11,681
Dynatrace *	295	11,316
DZS *	22	266
Eastman Kodak *	80	414
Ebix	31	924
Elastic *	115	8,756
Enphase Energy *	224	36,154
Entegris	231	25,731
Envestnet *	74	5,893
EPAM Systems *	95	25,174
ePlus *	34	1,920
Euronet Worldwide *	83	10,097
Everbridge *	50	2,155
Evo Payments, Cl A *	67	1,510
ExlService Holdings *	42	5,718
Extreme Networks *	182	1,747
F5 *	102	17,076
Fair Isaac *	41	15,314
FARO Technologies *	24	823
Fastly, Cl A *	151	2,401
Fidelity National Information Services	1,051	104,207
First Solar *	152	11,101
Fiserv *	1,020	99,878
Five9 *	109	12,001
FleetCor Technologies *	139	34,683
FormFactor *	111	4,230
Fortinet *	233	67,339
Gartner *	139	40,386
Genasys *	46	144

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Genpact	283	$11,396
Global Payments	498	68,216
GoDaddy, Cl A *	287	23,192
Grid Dynamics Holdings *	50	696
GTY Technology Holdings *	65	396
Guidewire Software *	135	11,737
Hackett Group	32	752
Harmonic *	142	1,179
Hewlett Packard Enterprise	2,253	34,719
HP	1,985	72,710
HubSpot *	76	28,837
I3 Verticals, Cl A *	28	769
Ichor Holdings *	37	1,077
Identiv *	28	341
II-VI *	170	10,406
Immersion *	43	201
Impinj *	30	1,478
Infinera *	294	2,261
Inseego *	147	419
Insight Enterprises *	45	4,472
Intel	6,997	304,999
InterDigital	40	2,274
International Business Machines	1,555	205,586
International Money Express *	41	815
Intuit	454	190,113
IPG Photonics *	46	4,346
Iteris *	60	155
Itron *	65	3,106
Jabil	216	12,470
Jack Henry & Associates	126	23,887
Jamf Holding *	50	1,540
Juniper Networks	528	16,643
Keysight Technologies *	313	43,905
Kimball Electronics *	31	553
KLA	261	83,327
Knowles *	130	2,408
Kopin *	111	178
Kyndryl Holdings *	257	3,060
Lam Research	240	111,782
Lattice Semiconductor *	220	10,569
Limelight Networks *	174	621
Littelfuse	34	7,795
LivePerson *	93	2,104
LiveRamp Holdings *	95	2,975
Lumentum Holdings *	115	9,339
Luna Innovations *	39	215
MACOM Technology Solutions Holdings *	70	3,567
Mandiant *	350	7,693
Manhattan Associates *	102	13,316
Marathon Digital Holdings *	129	2,012
Marvell Technology	1,405	81,602

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Mastercard, Cl A	1,493	$542,526
Maximus	88	6,413
MaxLinear, Cl A *	102	4,883
Methode Electronics	48	2,141
Microchip Technology	922	60,114
Micron Technology	1,909	130,175
Microsoft	12,875	3,573,070
MicroStrategy, Cl A *	10	3,542
MicroVision *	233	753
Mitek Systems *	62	693
MKS Instruments	89	10,144
Model N *	42	1,085
Momentive Global *	184	2,911
MoneyGram International *	117	1,185
MongoDB, Cl A *	105	37,268
Monolithic Power Systems	68	26,672
Motorola Solutions	288	61,543
Napco Security Technologies *	38	665
National Instruments	199	7,192
nCino *	89	3,337
NCR *	196	6,866
NeoPhotonics *	73	1,105
NetApp	383	28,055
NETGEAR *	38	825
NetScout Systems *	102	3,142
New Relic *	81	5,125
nLight *	54	710
NortonLifeLock	994	24,890
Nutanix, Cl A *	315	7,884
NVE	6	278
NVIDIA	4,111	762,467
Okta, Cl A *	243	28,992
ON Semiconductor *	729	37,988
ON24 *	40	507
OneSpan *	46	650
Onto Innovation *	70	4,980
Oracle	2,722	199,795
OSI Systems *	22	1,740
Ouster *	83	275
PagerDuty *	105	3,000
Palantir Technologies, Cl A *	2,659	27,654
Palo Alto Networks *	162	90,927
PAR Technology *	33	1,090
Paya Holdings *	114	580
Paychex	550	69,701
Paycom Software *	87	24,488
Paylocity Holding *	58	10,999
PayPal Holdings *	2,011	176,827
Paysafe *	495	1,376
PC Connection *	15	742
PDF Solutions *	39	907
Pegasystems	52	3,983

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Perficient *	42	$4,175
Photronics *	85	1,274
Ping Identity Holding *	80	2,090
Plantronics *	54	2,152
Plexus *	36	2,921
Power Integrations	89	7,120
Powerfleet *	33	87
Procore Technologies *	162	8,986
Progress Software	57	2,735
PROS Holdings *	52	1,452
PTC *	182	20,786
Pure Storage, Cl A *	431	12,628
Q2 Holdings *	77	3,983
Qorvo *	189	21,504
QUALCOMM	1,938	270,719
Qualys *	44	5,996
Quantum *	75	140
Rackspace Technology *	72	712
Rambus *	155	3,861
Rapid7 *	82	7,833
Rekor Systems *	46	137
Repay Holdings, Cl A *	110	1,472
Ribbon Communications *	171	590
Rimini Street *	62	357
RingCentral, Cl A *	138	11,709
Riot Blockchain *	132	1,338
Rogers *	24	6,497
Sabre *	448	4,691
Sailpoint Technologies Holdings *	130	8,298
Salesforce *	1,621	285,199
Sanmina *	91	3,721
ScanSource *	33	1,130
Science Applications International	86	7,158
Seagate Technology Holdings PLC	386	31,667
Semtech *	91	5,424
ServiceNow *	338	161,598
Shift4 Payments, Cl A *	66	3,462
ShotSpotter *	11	302
Silicon Laboratories *	55	7,420
SiTime *	16	2,697
Skyworks Solutions	284	32,177
SMART Global Holdings *	60	1,360
Smartsheet, Cl A *	195	9,424
Smith Micro Software *	67	206
Snowflake, Cl A *	457	78,348
SolarWinds *	47	581
Splunk *	274	33,433
Sprout Social, Cl A *	57	3,493
SPS Commerce *	46	5,503
SS&C Technologies Holdings	384	24,829
Sumo Logic *	105	985

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
SunPower, Cl A *	114	$1,882
Super Micro Computer *	57	2,400
Switch, Cl A	181	5,405
Synaptics *	57	8,461
Synopsys *	260	74,565
TD SYNNEX	55	5,505
TE Connectivity	563	70,251
Teledyne Technologies *	78	33,661
Telos *	68	530
Tenable Holdings *	146	8,064
Teradata *	161	6,657
Teradyne	283	29,845
Texas Instruments	1,579	268,825
Trade Desk, Cl A *	737	43,424
Trimble *	429	28,614
TTEC Holdings	24	1,771
TTM Technologies *	144	2,009
Turtle Beach *	21	349
Twilio, Cl A *	283	31,645
Tyler Technologies *	63	24,867
Ubiquiti	8	2,258
Ultra Clean Holdings *	57	1,777
Unisys *	93	1,322
Unity Software *	254	16,868
Universal Display	60	7,664
Upland Software *	34	507
Varonis Systems, Cl B *	158	6,826
Veeco Instruments *	71	1,627
Verint Systems *	92	5,020
VeriSign *	189	33,772
Veritone *	39	422
Verra Mobility, Cl A *	213	2,988
Vertex, Cl A *	35	498
Viant Technology, Cl A *	15	88
ViaSat *	100	3,681
Viavi Solutions *	341	4,890
VirnetX Holding *	90	128
Visa, Cl A	2,892	616,372
Vishay Intertechnology	191	3,558
Vishay Precision Group *	16	499
VMware, Cl A *	349	37,681
Vonage Holdings *	341	6,806
Vontier	242	6,200
Western Digital *	520	27,596
Western Union	657	11,011
WEX *	66	10,972
Wolfspeed *	197	18,067
Workday, Cl A *	322	66,557
Workiva, Cl A *	51	4,922
Xerox Holdings	243	4,228
Xperi Holding	148	2,309
Yext *	162	938

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Zebra Technologies, Cl A *	90	$33,269
Zendesk *	203	24,774
Zoom Video Communications, Cl A *	369	36,741
Zscaler *	138	27,978
Zuora, Cl A *	164	1,996

		18,496,060

MATERIALS — 3.0%
AdvanSix	36	1,603
Air Products and Chemicals	377	88,244
Albemarle	200	38,566
Alcoa	318	21,560
Allegheny Technologies *	180	4,892
American Vanguard	35	749
Amyris *	247	847
AptarGroup	106	12,172
Arconic *	155	3,900
Ashland Global Holdings	91	9,552
Avery Dennison	142	25,645
Avient	130	6,401
Axalta Coating Systems *	374	9,488
Balchem	42	5,174
Ball	557	45,206
Berry Global Group *	219	12,341
Cabot	81	5,334
Carpenter Technology	68	2,596
Celanese, Cl A	186	27,331
Century Aluminum *	72	1,215
CF Industries Holdings	369	35,730
Chase	9	759
Chemours	248	8,201
Clearwater Paper *	21	695
Cleveland-Cliffs *	740	18,863
Coeur Mining *	364	1,321
Commercial Metals	171	7,011
Compass Minerals International	44	2,602
Corteva	1,260	72,689
Crown Holdings	220	24,209
Danimer Scientific *	114	447
Diversey Holdings *	78	604
Dow	1,292	85,918
DuPont de Nemours	898	59,205
Eagle Materials	63	7,769
Eastman Chemical	231	23,717
Ecolab	428	72,478
Ecovyst *	78	785
Element Solutions	309	6,372
FMC	219	29,026
Freeport-McMoRan	2,507	101,659
FutureFuel	62	590
Gatos Silver *	67	226
GCP Applied Technologies *	86	2,698

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Glatfelter	57	$627
Graphic Packaging Holding	459	10,006
Greif, Cl A	33	2,002
Hawkins	25	932
Haynes International	16	625
HB Fuller	75	5,003
Hecla Mining	762	3,970
Huntsman	327	11,076
Ingevity *	51	3,055
Innospec	32	3,050
International Flavors & Fragrances	434	52,644
International Paper	674	31,193
Intrepid Potash *	11	842
Kaiser Aluminum	20	1,930
Koppers Holdings	27	655
Kronos Worldwide	29	441
Livent *	230	4,913
Louisiana-Pacific	155	10,001
LyondellBasell Industries, Cl A	456	48,350
Martin Marietta Materials	105	37,193
Materion	27	2,299
Minerals Technologies	43	2,735
Mosaic	591	36,890
MP Materials *	176	6,695
Myers Industries	47	1,031
Neenah	22	779
NewMarket	11	3,571
Newmont	1,379	100,460
Nucor	488	75,533
O-I Glass, Cl I *	223	3,006
Olin	261	14,981
Olympic Steel	12	412
Packaging Corp of America	161	25,948
Pactiv Evergreen	62	611
PPG Industries	407	52,092
PureCycle Technologies *	102	796
Quaker Houghton	18	2,929
Ranpak Holdings, Cl A *	104	1,568
Rayonier Advanced Materials *	88	451
Reliance Steel & Aluminum	103	20,420
Royal Gold	106	13,831
RPM International	219	18,155
Ryerson Holding	21	773
Schnitzer Steel Industries, Cl A	33	1,506
Schweitzer-Mauduit International	41	1,032
Scotts Miracle-Gro, Cl A	54	5,612
Sealed Air	243	15,603
Sensient Technologies	55	4,653
Sherwin-Williams	412	113,284
Silgan Holdings	121	5,369
Sonoco Products	148	9,163

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Steel Dynamics	332	$28,469
Stepan	28	2,859
Summit Materials, Cl A *	169	4,698
SunCoke Energy	120	998
TimkenSteel *	49	1,013
Tredegar	37	424
TriMas	61	1,802
Trinseo PLC	50	2,373
Tronox Holdings PLC	163	2,804
UFP Technologies *	9	618
United States Lime & Minerals	3	329
United States Steel	436	13,294
Valvoline	273	8,253
Venator Materials PLC *	78	145
Vulcan Materials	228	39,282
Warrior Met Coal	73	2,487
Westlake Chemical	44	5,568
WestRock	453	22,437
Worthington Industries	41	1,950
Zymergen *	84	141

		1,797,030

REAL ESTATE — 4.1%
Acadia Realty Trust ‡	126	2,636
Agree Realty ‡	98	6,656
Alexander & Baldwin ‡	103	2,184
Alexander’s ‡	3	745
Alexandria Real Estate Equities ‡	262	47,726
American Assets Trust ‡	71	2,599
American Campus Communities *‡	225	14,551
American Homes 4 Rent, Cl A ‡	473	18,736
American Tower ‡	777	187,273
Americold Realty Trust ‡	425	11,212
Apartment Income ‡	254	12,489
Apartment Investment and Management, Cl A *‡	207	1,304
Apple Hospitality ‡	307	5,431
Armada Hoffler Properties ‡	86	1,165
AvalonBay Communities ‡	238	54,140
Blackstone Mortgage Trust, Cl A ‡	216	6,489
Bluerock Residential Growth, Cl A ‡	34	905
Boston Properties ‡	267	31,399
Brandywine Realty Trust ‡	242	2,824
Brixmor Property Group ‡	482	12,233
Broadstone Net Lease, Cl A ‡	224	4,635
Camden Property Trust ‡	163	25,573
CareTrust ‡	137	2,221
CatchMark Timber Trust, Cl A ‡	70	575
CBRE Group, Cl A *	570	47,333
Centerspace ‡	18	1,661
Chatham Lodging Trust *‡	68	976

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Community Healthcare Trust ‡	30	$1,105
Corporate Office Properties Trust ‡	161	4,297
Cousins Properties ‡	223	8,006
Crown Castle International ‡	736	136,315
CTO Realty Growth ‡	7	446
CubeSmart ‡	327	15,536
Cushman & Wakefield PLC *	264	4,726
DiamondRock Hospitality *‡	298	3,165
Digital Realty Trust ‡	486	71,014
DigitalBridge Group *‡	691	4,809
Diversified Healthcare Trust ‡	338	760
Douglas Elliman	95	576
Douglas Emmett ‡	252	7,424
Duke Realty ‡	651	35,642
Easterly Government Properties, Cl A ‡	129	2,457
EastGroup Properties ‡	59	11,062
Empire State Realty Trust, Cl A ‡	205	1,771
EPR Properties ‡	106	5,567
Equinix ‡	155	111,457
Equity Commonwealth *‡	171	4,478
Equity LifeStyle Properties ‡	300	23,184
Equity Residential ‡	629	51,263
Essential Properties Realty Trust ‡	168	4,032
Essex Property Trust ‡	111	36,549
eXp World Holdings	98	1,312
Extra Space Storage ‡	226	42,940
Farmland Partners ‡	48	707
Federal Realty Investment Trust ‡	126	14,750
First Industrial Realty Trust ‡	199	11,542
Five Point Holdings, Cl A *	81	474
Forestar Group *	24	391
Four Corners Property Trust ‡	108	2,966
Franklin Street Properties ‡	148	764
FRP Holdings *	8	452
Gaming and Leisure Properties ‡	368	16,332
GEO Group *‡	169	1,104
Getty Realty ‡	50	1,346
Gladstone Commercial ‡	48	1,010
Gladstone Land ‡	38	1,383
Global Medical ‡	87	1,284
Global Net Lease ‡	141	1,978
Hannon Armstrong Sustainable Infrastructure Capital ‡	108	4,319
Healthpeak Properties ‡	929	30,480
Hersha Hospitality Trust, Cl A *‡	43	421
Highwoods Properties ‡	149	6,085
Host Hotels & Resorts ‡	1,208	24,583
Howard Hughes *	83	8,324
Hudson Pacific Properties ‡	207	4,819
Independence Realty Trust ‡	150	4,089

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Industrial Logistics Properties Trust ‡	92	$1,487
Innovative Industrial Properties, Cl A ‡	12	1,735
Invitation Homes ‡	1,020	40,616
Iron Mountain ‡	491	26,381
iStar ‡	99	1,667
JBG SMITH Properties ‡	183	4,824
Jones Lang LaSalle *	86	18,811
Kennedy-Wilson Holdings	173	3,901
Kilroy Realty ‡	185	12,950
Kimco Realty ‡	1,021	25,862
Kite Realty Group Trust ‡	120	2,676
Lamar Advertising, Cl A ‡	141	15,568
Life Storage ‡	140	18,549
LTC Properties ‡	51	1,683
LXP Industrial Trust, Cl B ‡	390	4,895
Macerich ‡	296	3,715
Marcus & Millichap	31	1,388
Mid-America Apartment Communities ‡	195	38,353
National Health Investors ‡	63	3,246
National Retail Properties ‡	285	12,494
National Storage Affiliates Trust ‡	123	6,962
Necessity Retail REIT ‡	169	1,262
NETSTREIT ‡	52	1,124
Newmark Group, Cl A	229	2,782
NexPoint Residential Trust ‡	30	2,675
Office Properties Income Trust ‡	67	1,449
Omega Healthcare Investors ‡	397	10,116
One Liberty Properties ‡	21	602
Opendoor Technologies *	456	3,187
Orion Office REIT ‡	90	1,208
Outfront Media ‡	203	5,197
Paramount Group ‡	266	2,530
Park Hotels & Resorts ‡	333	6,563
Pebblebrook Hotel Trust ‡	185	4,518
Piedmont Office Realty Trust, Cl A ‡	179	2,882
Plymouth Industrial ‡	39	941
Postal Realty Trust, Cl A ‡	17	286
PotlatchDeltic ‡	94	5,207
Preferred Apartment Communities, Cl A ‡	73	1,816
Prologis ‡	1,258	201,645
PS Business Parks ‡	26	4,867
Public Storage ‡	269	99,934
Rafael Holdings, Cl B *	15	32
Rayonier ‡	211	9,115
RE/MAX Holdings, Cl A	24	563
Realogy Holdings *	164	1,797
Realty Income ‡	669	46,412

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Redfin *	146	$1,628
Regency Centers ‡	288	19,823
Retail Opportunity Investments ‡	170	3,167
Retail Value *‡	23	72
Rexford Industrial Realty	259	20,212
RLJ Lodging Trust ‡	235	3,295
RMR Group, Cl A	20	546
RPT Realty ‡	115	1,528
Ryman Hospitality Properties *‡	80	7,478
Sabra Health Care ‡	340	3,971
Safehold ‡	21	904
Saul Centers ‡	17	877
SBA Communications, Cl A ‡	186	64,562
Seritage Growth Properties *‡	47	465
Service Properties Trust ‡	234	1,900
Simon Property Group ‡	565	66,670
SITE Centers ‡	260	4,134
SL Green Realty ‡	99	6,861
Spirit Realty Capital ‡	179	7,778
St. Joe	82	4,363
STAG Industrial ‡	264	9,852
STORE Capital ‡	439	12,481
Stratus Properties *	9	378
Summit Hotel Properties *‡	149	1,471
Sun Communities ‡	195	34,236
Sunstone Hotel Investors *‡	310	3,798
Tanger Factory Outlet Centers ‡	145	2,339
Tejon Ranch *	32	586
Terreno Realty ‡	104	7,566
UDR ‡	526	27,988
UMH Properties ‡	56	1,317
Uniti Group ‡	326	4,039
Urban Edge Properties ‡	163	3,046
Urstadt Biddle Properties, Cl A ‡	39	677
Ventas ‡	671	37,274
Veris Residential *‡	123	1,969
VICI Properties ‡	1,382	41,211
Vornado Realty Trust ‡	289	11,187
Washington ‡	120	2,891
Welltower ‡	729	66,200
Weyerhaeuser ‡	1,288	53,091
Whitestone, Cl B ‡	62	753
WP Carey ‡	313	25,281
Xenia Hotels & Resorts *‡	163	3,144
Zillow Group, Cl C *	275	10,951

		2,485,600

UTILITIES — 3.3%
AES	1,138	23,238
ALLETE	75	4,451
Alliant Energy	428	25,171
Ameren	442	41,062
American Electric Power	865	85,730

COMMON STOCK — continued

	Shares	Value
UTILITIES — continued
American States Water	48	$3,776
American Water Works	311	47,919
Artesian Resources, Cl A	11	511
Atmos Energy	224	25,402
Avangrid	102	4,524
Avista	100	4,057
Black Hills	91	6,665
Cadiz *	53	105
California Water Service Group	74	3,838
CenterPoint Energy	1,080	33,059
Chesapeake Utilities	22	2,754
Clearway Energy, Cl C	114	3,480
CMS Energy	498	34,208
Consolidated Edison	611	56,664
Constellation Energy	560	33,177
Dominion Energy	1,390	113,480
DTE Energy	330	43,243
Duke Energy	1,330	146,513
Edison International	651	44,782
Entergy	347	41,241
Essential Utilities	424	18,978
Evergy	391	26,529
Eversource Energy	587	51,304
Exelon	1,682	78,684
FirstEnergy	940	40,711
Hawaiian Electric Industries	157	6,454
IDACORP	77	8,099
Macquarie Infrastructure Holdings *	126	473
MDU Resources Group	294	7,573
MGE Energy	47	3,660
Middlesex Water	22	1,957
National Fuel Gas	131	9,187
New Jersey Resources	138	5,956
NextEra Energy	3,372	239,479
NextEra Energy Partners	108	7,199
NiSource	668	19,452
Northwest Natural Holding	40	1,913
NorthWestern	73	4,138
NRG Energy	381	13,678
OGE Energy	325	12,571
ONE Gas	76	6,412
Ormat Technologies	80	6,216
Otter Tail	49	2,840
PG&E *	2,455	31,056
Pinnacle West Capital	186	13,243
PNM Resources	122	5,693
Portland General Electric	128	6,058
PPL	1,336	37,822
Public Service Enterprise Group	872	60,744
Pure Cycle *	30	314
Sempra Energy	547	88,264

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES — continued
SJW Group	36	$2,124
South Jersey Industries	163	5,573
Southern	1,829	134,230
Southwest Gas Holdings	85	7,489
Spire	73	5,311
Star Group	47	502
Sunnova Energy International *	117	2,021
UGI	340	11,662
Unitil	21	1,071
Vistra	736	18,415
WEC Energy Group	544	54,427
Xcel Energy	921	67,472
York Water	17	658

		1,956,662

Total Common Stock (Cost $58,567,585)		57,718,373

RIGHTS — 0.0%
	Number Of Rights	Value
Achillion Pharmaceuticals*‡‡(A)	78	78
Prevail Therapeutics*‡‡(A)	16	—
Progenics Pharmaceuticals*‡‡(A)	45	—
Pulse Biosciences, Expiration 5/23/2022 *(A)	17	—
Zagg‡‡*(A)	17	—

RIGHTS — continued

	Number Of Rights	Value
Zogenix*‡‡	79	$2,054

Total Rights (Cost $–)		2,132

WARRANTS — 0.0%

	Number Of Warrants
Nabors Industries, Strike Price $166, Expires 6/14/2026*	2	63

Total Warrants (Cost $–)		63

PREFERRED STOCK — 0.0%

	Shares
REAL ESTATE — 0.0%
Brookfield Property Preferred, 6.250%	1	21

Total Preferred Stock (Cost $25)		21

Total Investments in Securities— 96.1% (Cost $58,567,610)		$57,720,589

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.

A list of the open OTC swap agreements held by the Fund at April 30, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Depreciation
Wells Fargo	WFCBL2NV7 Custom Basket*	USD–LIBOR-BBA+ 0.400%	Asset Return	Annually	12/07/2022	USD	2,349,128	$(176,242)	$—	$(176,242)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

*The following table represents the individual common stock exposures comprising the WFCBL2NV7 Custom Basket Total Return Swaps as of April 30, 2022:

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (%)
642	Abbott Laboratories	20,359	(1,527)	0.9
230	Accenture PLC	19,313	(1,449)	0.8
173	Adobe Inc	19,147	(1,436)	0.8
441	Advanced Micro Devices Inc	10,527	(790)	0.4
110	Alphabet Inc, Class A	69,953	(5,248)	3.0
102	Alphabet Inc, Class C	65,667	(4,927)	2.8
283	American Express Co	13,796	(1,035)	0.6
207	Amgen Inc	13,486	(1,012)	0.6
6,034	Apple Inc	265,694	(19,934)	11.3
2,606	AT&T Inc	13,729	(1,030)	0.6
3,066	Bank of America Corp	30,555	(2,292)	1.3
483	Berkshire Hathaway Inc	43,585	(3,270)	1.9
810	Bristol-Myers Squibb Co	17,023	(1,277)	0.7
147	Broadcom Inc	22,735	(1,706)	1.0
200	Caterpillar Inc	11,735	(880)	0.5
613	Charles Schwab Corp/The	11,358	(852)	0.5
706	Chevron Corp	30,913	(2,319)	1.3
1,537	Cisco Systems Inc	21,031	(1,578)	0.9
1,569	Coca-Cola Co/The	28,305	(2,124)	1.2
1,661	Comcast Corp	18,447	(1,384)	0.8
489	Conocophillips	13,042	(978)	0.6
103	Deere & Co	10,826	(812)	0.5
290	Eli Lilly & Co	23,690	(1,777)	1.0
1,545	Exxon Mobil Corp	36,782	(2,760)	1.6
385	Home Depot Inc/The	32,333	(2,426)	1.4
252	Honeywell International Inc	13,624	(1,022)	0.6
1,482	Intel Corp	18,038	(1,353)	0.8
327	International Business Machines Corp	12,077	(906)	0.5
97	Intuit Inc	11,335	(850)	0.5
1,082	JPMorgan Chase & Co	36,074	(2,706)	1.5
253	Lowe’s Cos Inc	13,963	(1,048)	0.6
859	Meta Platforms Inc	48,113	(3,610)	2.0
2,740	Microsoft Corp	212,356	(15,932)	9.0
527	Morgan Stanley	11,866	(890)	0.5
716	Nextera Energy Inc	14,196	(1,065)	0.6
452	Nike Inc	15,743	(1,181)	0.7
876	Nvidia Corp	45,399	(3,406)	1.9
580	Oracle Corp	11,896	(893)	0.5
429	Paypal Holdings Inc	10,533	(790)	0.4
504	Pepsico Inc	24,147	(1,812)	1.0
568	Philip Morris International Inc	15,869	(1,191)	0.7
412	Qualcomm Inc	16,062	(1,205)	0.7
346	Salesforce Inc	16,984	(1,274)	0.7
178	Target Corp	11,353	(852)	0.5
293	Tesla Inc	71,283	(5,348)	3.0
337	Texas Instruments Inc	16,016	(1,202)	0.7
234	Union Pacific Corp	15,335	(1,151)	0.7
266	United Parcel Service Inc	13,367	(1,003)	0.6
1,513	Verizon Communications Inc	19,559	(1,467)	0.8
663	Walt Disney Co/The	20,672	(1,551)	0.9
29,907	Other	769,237	(57,711)	32.6

		$2,349,128	$ (176,242)	100.0%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2022 (Unaudited)

Percentages are based on Net Assets of $60,072,700.

Cl — Class

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a summary of the level of the inputs used as of April 30, 2022, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Common Stock	$57,718,373	$—	$—	$57,718,373
Rights	—	—	2,132	2,132
Preferred Stock	21	—	—	21
Warrants	63	—	—	63

Total Investments in Securities	$57,718,457	$—	$2,132	$57,720,589

Other Financial Instruments	Level 1	Level 2	Level 3	Total

OTC Swaps
Total Return Swaps* Unrealized Depreciation	$—	$(176,242)	$—	$(176,242)

Total Other Financial Instruments	$—	$(176,242)	$—	$(176,242)

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets

*	Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND
APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.7%#

	Shares	Value
FINANCIALS — 3.3%
Ellington Financial ‡	290,407	$4,701,690

REAL ESTATE — 95.4%
Acadia Realty Trust ‡	61,201	1,280,325
Alexandria Real Estate Equities ‡	55,483	10,106,783
American Campus Communities *‡	27,886	1,803,388
American Homes 4 Rent, Cl A ‡	137,224	5,435,443
Americold Realty Trust ‡	232,325	6,128,733
Camden Property Trust ‡	47,186	7,403,011
CatchMark Timber Trust, Cl A ‡	471,405	3,870,235
CBRE Group, Cl A *	85,699	7,116,445
Corporate Office Properties Trust ‡	54,475	1,453,938
CubeSmart ‡	104,345	4,957,431
DigitalBridge Group *‡	442,025	3,076,494
Easterly Government Properties, Cl A ‡	208,665	3,975,068
Equinix	8,140	5,853,311
Extra Space Storage ‡	14,509	2,756,710
Gaming and Leisure Properties ‡	139,155	6,175,699
Independence Realty Trust ‡	184,345	5,025,245
Kilroy Realty ‡	45,717	3,200,190
Lamar Advertising, Cl A ‡	62,889	6,943,574
National Storage Affiliates Trust ‡	118,806	6,724,420
Prologis	31,699	5,081,033
Retail Opportunity Investments ‡	316,638	5,898,966
SBA Communications, Cl A	5,363	1,861,551
Sun Communities ‡	53,651	9,419,506
UDR ‡	134,782	7,171,750
Ventas ‡	55,205	3,066,638
VICI Properties ‡	143,948	4,291,090
Washington ‡	131,048	3,156,946
Weyerhaeuser ‡	123,232	5,079,623

		138,313,546

Total Common Stock (Cost $148,273,352)		143,015,236

Total Investments in Securities — 98.7% (Cost $148,273,352)		$143,015,236

Percentages are based on Net Assets of $144,931,069.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.0%

	Shares	Value
AUSTRALIA — 3.7%
BHP Group	81,936	$2,719,773
Macquarie Group	17,804	2,548,082

		5,267,855

BRAZIL — 1.3%
Suzano	177,000	1,790,067

CANADA — 7.4%
Bank of Montreal	24,193	2,565,157
Canadian Natural Resources	42,100	2,605,668
Magna International	27,679	1,668,087
Stantec	46,945	2,154,942
TFI International	17,216	1,384,892

		10,378,746

CHINA — 8.2%
Alibaba Group Holding *	78,760	971,087
Baidu ADR *	11,940	1,482,590
China Merchants Bank, Cl H	275,750	1,666,548
COSCO SHIPPING Holdings, Cl H	945,000	1,472,189
CSPC Pharmaceutical Group	1,556,002	1,597,047
Lenovo Group	1,748,300	1,687,847
NetEase	103,215	1,958,402
Zai Lab *	169,000	693,261

		11,528,971

DENMARK — 2.3%
AP Moller - Maersk, Cl B	740	2,160,754
Pandora	11,303	1,002,377

		3,163,131

FRANCE — 7.5%
Credit Agricole	148,554	1,603,946
Ipsen	18,286	1,894,353
L’Oreal	6,250	2,261,389

COMMON STOCK — continued

	Shares	Value
FRANCE — continued
LVMH Moet Hennessy Louis Vuitton	4,220	$2,715,123
Veolia Environnement	68,808	2,019,573

		10,494,384

GERMANY — 4.2%
Brenntag	23,232	1,792,664
Daimler Truck Holding *	64,076	1,717,605
Mercedes-Benz Group	33,752	2,346,423

		5,856,692

HONG KONG — 1.6%
CK Asset Holdings	337,000	2,282,137

INDIA — 2.9%
ICICI Bank	193,000	1,853,532
Infosys	112,000	2,263,264

		4,116,796

INDONESIA — 1.3%
Bank Negara Indonesia Persero	2,970,000	1,883,647

JAPAN — 15.7%
ENEOS Holdings	372,800	1,309,090
Fuji Electric	40,030	1,760,972
Fujitsu	12,700	1,810,083
Hoya	16,460	1,621,834
ITOCHU	62,200	1,872,081
Mitsubishi UFJ Financial Group	465,000	2,667,972
Nintendo	5,140	2,346,107
Nippon Telegraph & Telephone	80,820	2,393,533
Sony	23,900	2,054,635
Tokio Marine Holdings	40,000	2,141,772
Tokyo Electron	4,840	2,051,623

		22,029,702

LUXEMBOURG — 1.3%
ArcelorMittal	61,432	1,796,873

MALAYSIA — 1.2%
Kuala Lumpur Kepong	255,000	1,724,181

MEXICO — 0.8%
Cemex *	2,609,100	1,151,985

NETHERLANDS — 3.4%
ASML Holding	4,550	2,575,577
Koninklijke Ahold Delhaize	73,871	2,170,285

		4,745,862

NORWAY — 2.9%
DNB Bank	107,584	2,087,960
Equinor	59,750	2,026,459

		4,114,419

SINGAPORE — 1.6%
United Overseas Bank	104,440	2,234,427

SOUTH AFRICA — 2.6%
MTN Group	154,541	1,643,237

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SOUTH AFRICA — continued
Sasol *	82,500	$2,029,704

		3,672,941

SOUTH KOREA — 4.5%
KB Financial Group	45,571	2,095,593
NAVER	6,355	1,420,510
Samsung Electronics	52,530	2,786,058

		6,302,161

SPAIN — 1.6%
Repsol	153,133	2,283,806

SWEDEN — 1.4%
Boliden	46,530	2,015,973

SWITZERLAND — 2.7%
Sonova Holding	6,420	2,305,182
Straumann Holding	12,840	1,516,380

		3,821,562

TAIWAN — 3.0%
Taiwan Semiconductor
Manufacturing	230,160	4,146,601

UNITED KINGDOM — 7.5%
3i Group PLC	130,000	2,140,770
J Sainsbury PLC	433,700	1,275,656
JD Sports Fashion PLC	618,800	1,024,543
Legal & General Group PLC	605,385	1,904,178
Unilever PLC	56,250	2,616,495
Weir Group PLC	82,928	1,608,235

		10,569,877

UNITED STATES — 5.4%
CONSUMER STAPLES — 2.4%
Nestle	26,530	3,415,619

INDUSTRIALS — 1.6%
Schneider Electric	15,581	2,230,578

REAL ESTATE — 1.4%
American Tower ‡	7,989	1,925,509

		7,571,706

Total Common Stock (Cost $133,912,294)		134,944,502

Total Investments in Securities — 96.0% (Cost $133,912,294)		$134,944,502

Percentages are based on Net Assets of $140,585,842.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$5,267,855	$—	$5,267,855
Brazil	1,790,067	—	—	1,790,067
Canada	10,378,746	—	—	10,378,746
China	1,482,590	10,046,381	—	11,528,971
Denmark	—	3,163,131	—	3,163,131
France	—	10,494,384	—	10,494,384
Germany	—	5,856,692	—	5,856,692
Hong Kong	—	2,282,137	—	2,282,137
India	—	4,116,796	—	4,116,796
Indonesia	—	1,883,647	—	1,883,647
Japan	—	22,029,702	—	22,029,702
Luxembourg	—	1,796,873	—	1,796,873
Malaysia	—	1,724,181	—	1,724,181
Mexico	1,151,985	—	—	1,151,985
Netherlands	—	4,745,862	—	4,745,862
Norway	—	4,114,419	—	4,114,419
Singapore	—	2,234,427	—	2,234,427
South Africa	—	3,672,941	—	3,672,941
South Korea	—	6,302,161	—	6,302,161
Spain	—	2,283,806	—	2,283,806
Sweden	—	2,015,973	—	2,015,973
Switzerland	—	3,821,562	—	3,821,562
Taiwan	—	4,146,601	—	4,146,601
United Kingdom	—	10,569,877	—	10,569,877
United States	1,925,509	5,646,197	—	7,571,706

Total Common Stock	16,728,897	118,215,605	—	134,944,502

Total Investments in Securities	$16,728,897	$118,215,605	$—	$134,944,502

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2022
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Assets:
Investments in securities, at value†	$145,566,528	$146,466,802	$34,796,829	$126,688,519	$116,353,622
Purchased options, at value††	–	–	288,203	–	–
Cash	4,313,937	1,595,757	12,963,340	4,808,727	4,034,838
Receivable due from Prime Broker	–	–	27,187,871	–	–
Cash collateral on short sales	–	–	880,000	–	–
Dividends and Interest receivable	721,260	978,370	35,932	127,104	61,903
Receivable for capital shares sold	128,536	84,469	51,260	111,904	69,353
Receivable for investment securities sold	–	–	–	–	2,165,681
Tax reclaim receivable	–	–	–	12,773	2,979
Prepaid expenses	19,121	20,049	16,129	21,914	19,129

Total Assets	150,749,382	149,145,447	76,219,564	131,770,941	122,707,505

Liabilities:
Securities sold short, at value†††	–	–	19,407,276	–	–
Payable for investment securities purchased	–	1,100,000	–	1,190,549	3,195,562
Payable for capital shares redeemed	15,684,114	184,534	106,802	160,415	86,919
Audit fees payable	13,485	13,485	11,881	11,881	11,881
Dividend and Interest Payable	–	–	8,691	–	–
Foreign currency payable††††	–	–	495,422	–	–
Investment Adviser fees payable	30,888	30,732	51,952	76,403	71,067
Payable due to administrator	10,853	10,829	3,943	9,915	9,260
Chief Compliance Officer fees payable	1,756	1,754	–	1,450	1,401
Shareholder servicing fees payable (Class S Shares)	40	288	–	79	559
Payable due to trustees	–	–	61	–	–
Accrued expenses	23,038	23,338	21,990	17,267	14,815

Total Liabilities	15,764,174	1,364,960	20,108,018	1,467,959	3,391,464

Net Assets	$134,985,208	$147,780,487	$56,111,546	$130,302,982	$119,316,041

† Cost of securities	$150,897,305	$159,681,448	$36,101,806	$109,587,905	$110,032,979
†† Cost of purchased option contracts	–	–	225,041	–	–
††† Proceeds from securities sold short	–	–	(23,233,427)	–	–
†††† Proceeds from foreign currency	–	–	(493,883)	–	–

Net Assets:
Paid-in Capital	$140,358,098	$161,169,424	$50,279,838	$107,227,733	$113,065,828
Total Distributable Earnings / (Loss)	(5,372,890)	(13,388,937)	5,831,708	23,075,249	6,250,213

Net Assets	$134,985,208	$147,780,487	$56,111,546	$130,302,982	$119,316,041

I Shares:
Net Assets	$134,782,501	$146,813,505	$56,111,546	$129,884,109	$118,070,575
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	13,973,078	15,776,796	5,004,968	8,827,940	8,646,393
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.65	$9.31	$11.21	$14.71	$13.66
Class S Shares:
Net Assets	$202,707	$966,982	N/A	$418,873	$1,245,466
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	21,028	104,019	N/A	28,472	91,658
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.64	$9.30	N/A	$14.71	$13.59

N/A Not Applicable.

Amounts designated as “—” are $0 or round to $0.

*	Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2022
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Assets:
Investments in securities, at value†	$114,274,790	$57,720,589	$143,015,236	$134,944,502
Foreign currency, at value††	–	–	73	87,529
Cash	3,170,832	2,402,003	3,891,166	2,873,933
Receivable for capital shares sold	1,012,188	31,231	1,026,367	2,023,657
Receivable for investment securities sold	1,004,006	–	2,014,955	–
Dividends and Interest receivable	9,198	35,121	95,897	545,098
Receivable due from Investment Adviser	–	7,797	–	–
Receivable from Custodian	–	75,584	–	–
Tax reclaim receivable	–	418	12,390	375,915
Prepaid expenses	20,373	15,605	14,167	19,286

Total Assets	119,491,387	60,288,348	150,070,251	140,869,920

Liabilities:
OTC Swap Contracts, at Value	–	176,242	–	–
Payable for investment securities purchased	1,115,509	–	4,971,024	–
Unrealized loss on foreign currency spot contracts	–	–	–	340
Payable for capital shares redeemed	42,877	9,960	21,182	83,521
Audit fees payable	11,881	11,880	22,084	11,881
Investment Adviser fees payable	84,569	–	99,888	103,682
Payable due to administrator	9,084	4,594	10,888	10,771
Chief Compliance Officer fees payable	1,444	24	1,517	1,783
Shareholder servicing fees payable (Class S Shares)	646	–	–	111
Payable due to trustees	–	94	34	–
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	–	59,234
Accrued expenses	20,151	12,854	12,565	12,755

Total Liabilities	1,286,161	215,648	5,139,182	284,078

Net Assets	$118,205,226	$60,072,700	$144,931,069	$140,585,842

† Cost of securities	$106,736,089	$58,567,610	$148,273,352	$133,912,294
†† Cost of foreign currency	–	–	78	87,111
†††Premiums received from OTC swap contracts	–	–	–	–

Net Assets:
Paid-in Capital	$107,103,271	$60,863,906	$140,617,573	$142,838,974
Total Distributable Earnings / (Loss)	11,101,955	(791,206)	4,313,496	(2,253,132)

Net Assets	$118,205,226	$60,072,700	$144,931,069	$140,585,842

I Shares:
Net Assets	$118,148,089	$60,072,700	$144,931,069	$140,422,588
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	10,129,109	4,722,974	14,079,172	12,256,491
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$11.66	$12.72	$10.29	$11.46
Class S Shares:
Net Assets	$57,137	N/A	N/A	$163,254
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	4,921	N/A	N/A	14,293
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$11.61	N/A	N/A	$11.42

N/A Not Applicable.

*	Redemption price per share may vary depending on the length of time shares are held.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income
Interest	$1,066,933	$1,972,859	$1,982	$652	$774
Dividends	–	13,875	448,510	1,231,857	364,084
Less: Foreign Taxes Withheld	–	–	(2,685)	(16,555)	–

Total Investment Income	1,066,933	1,986,734	447,807	1,215,954	364,858

Expenses
Investment Advisory Fees	290,256	291,880	288,189	387,913	394,416
Administration Fees	65,578	65,943	20,787	58,428	59,494
Trustees’ Fees	5,542	5,534	1,615	4,885	4,982
Chief Compliance Officer Fees	2,748	2,765	1,116	2,476	2,486
Shareholder Servicing Fees (Class S Shares)	101	553	–	233	745
Transfer Agent Fees	22,383	22,297	8,757	21,247	22,014
Pricing Fees	19,766	18,963	1,022	1,159	1,068
Legal Fees	15,119	15,166	4,581	13,404	13,651
Registration & Filing Fees	14,227	15,165	12,072	14,812	15,230
Audit Fees	13,920	13,920	12,315	12,315	12,315
Printing Fees	11,292	10,917	3,544	9,567	9,528
Custodian Fees	1,730	2,007	14,527	3,160	1,416
Dividend Expense	–	–	102,867	–	–
Interest Expense	–	–	77,698	–	–
Other Expenses	9,946	9,947	2,907	8,725	8,970

Total Expenses	472,608	475,057	551,997	538,324	546,315

Recovery of Investment Advisory fees previously waived (Note 7)	–	–	–	43,785	46,058
Less:
Investment Advisory Fees Waiver	(109,574)	(109,726)	(25,596)	–	–

Net Expenses	363,034	365,331	526,401	582,109	592,373

Net Investment Income (Loss)	703,899	1,621,403	(78,594)	633,845	(227,515)

Net Realized Gain (Loss) on Investments	(220,794)(A)	(375,910)	1,875,533	5,983,991	160,662
Net Realized Gain on Securities Sold Short	–	–	4,595,310	–	–
Net Realized Loss on Purchased Option Contracts	–	–	(137,706)	–	–
Net Realized Gain on Foreign Currency Transactions	–	–	5,642	–	–
Net Change in Unrealized Depreciation on Investments	(5,297,454)	(16,635,907)	(4,038,005)	(12,941,826)	(29,411,391)
Net Change in Unrealized Appreciation on Securities Sold Short	–	–	4,173,013	–	–
Net Change in Unrealized Appreciation on Purchased Option Contracts	–	–	43,484	–	–
Net Change in Unrealized Depreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	(1,538)	–	–

Net Gain (Loss) on Investments, Securities Sold Short and Option Contracts and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(5,518,248)	(17,011,817)	6,515,733	(6,957,835)	(29,250,729)

Net Increase (Decrease) in Net Assets from Operations	$(4,814,349)	$(15,390,414)	$6,437,139	$(6,323,990)	$(29,478,244)

(A)	Includes realized gains and losses as a result of an In-Kind redemption (see Note 11 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2022
(Unaudited)

STATEMENTS OF OPERATIONS

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Investment Income
Dividends	$683,415	$383,557	$1,429,085	$2,534,671
Interest	780	437	1,736	805
Less: Foreign Taxes Withheld	(4,157)	(445)	–	(291,400)

Total Investment Income	680,038	383,549	1,430,821	2,244,076

Expenses
Investment Advisory Fees	460,845	57,355	575,431	684,291
Administration Fees	57,501	25,873	61,135	68,755
Trustees’ Fees	4,904	1,943	5,010	5,693
Chief Compliance Officer Fees	2,441	1,318	2,602	2,887
Shareholder Servicing Fees (Class S Shares)	108	–	–	77
Transfer Agent Fees	21,540	9,268	16,623	21,436
Registration & Filing Fees	14,638	13,352	13,755	15,721
Legal Fees	13,423	5,606	13,842	15,811
Audit Fees	12,315	12,315	15,419	12,315
Printing Fees	9,417	4,561	10,187	14,038
Custodian Fees	4,159	18,189	1,993	11,251
Pricing Fees	1,852	20,167	2,666	2,005
Other Expenses	8,244	3,431	8,210	10,849

Total Expenses	611,387	173,378	726,873	865,129

Recovery of Investment Advisory fees previously waived (Note 7)	56,160	–	–	–
Less:
Investment Advisory Fees Waiver	–	(57,355)	(50,114)	(28,682)
Reimbursement from Adviser	–	(44,329)	–	–

Net Expenses	667,547	71,694	676,759	836,447

Net Investment Income	12,491	311,855	754,062	1,407,629

Net Realized Gain (Loss) on Investments	4,324,521	323,424	10,461,150	(3,534,130)
Net Realized Loss on Foreign Capital Gains Tax	–	–	–	(24,207)
Net Realized Loss on Swap Contracts	–	(124,912)	–	–
Net Realized Loss on Foreign Currency Transactions	–	–	–	(32,380)
Net Change in Unrealized Depreciation on Investments	(26,533,413)	(8,972,297)	(6,187,499)	(20,732,291)
Net Change in Foreign Capital Gains Tax on Appreciated Securities	–	–	–	68,519
Net Change in Unrealized Depreciation on Swap Contracts	–	(197,629)	–	–
Net Change in Unrealized Depreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	(1,193)	(44,319)
Net Gain (Loss) on Investments, Swap Contracts, Foreign Capital Gains Tax on Appreciated Securities and Translation of Other Assets and Liabilities

Denominated in Foreign Currencies	(22,208,892)	(8,971,414)	4,272,458	(24,298,808)

Net Increase (Decrease) in Net Assets from Operations	$(22,196,401)	$(8,659,559)	$5,026,520	$(22,891,179)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended		Year Ended
	April 30, 2022		October 31,
	(Unaudited)		2021
Operations:
Net Investment Income	$703,899		$1,359,289
Net Realized Gain (Loss) on Investments	(220,794	)(A)	713,032
Net Change in Unrealized Depreciation on Investments	(5,297,454)		(1,631,529)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,814,349)		440,792

Distributions:
I Shares	(770,328)		(1,443,368)
Class S Shares	(944)		(840)

Total Distributions	(771,272)		(1,444,208)

Capital Share Transactions:
I Shares
Issued	28,925,272		31,792,456
Reinvestment of Dividends	766,851		1,432,024
Redemption Fees — Note 2	90		19
Redeemed	(28,336,539)		(11,851,856)

Net Increase in Net Assets from I Shares Transactions	1,355,674		21,372,643

Class S Shares
Issued	190,249		31,004
Reinvestment of Dividends	943		839
Redeemed	(59,311)		(29,360)

Net Increase in Net Assets from Class S Shares Transactions	131,881		2,483

Investor Shares(B)
Issued	—		250
Redeemed	—		(594,284)

Net Decrease in Net Assets from Investor Shares Transactions	—		(594,034)

Net Increase in Net Assets from Capital Share Transactions	1,487,555		20,781,092

Total Increase (Decrease) in Net Assets	(4,098,066)		19,777,676
Net Assets:
Beginning of Period/Year	139,083,274		119,305,598

End of Period/Year	$134,985,208		$139,083,274

Share Transactions:
I Shares
Issued	2,930,340		3,151,094
Reinvestment of Dividends	77,835		142,168
Redeemed	(2,911,274)		(1,174,463)

Total Increase in I Shares	96,901		2,118,799

Class S Shares
Issued	19,084		3,068
Reinvestment of Dividends	96		83
Redeemed	(6,040)		(2,907)

Total Increase in Class S Shares	13,140		244

Investor Shares(B)
Issued	—		24
Reinvestment of Dividends	—		—
Redeemed	—		(58,748)

Total Decrease in Investor Shares	—		(58,724)

Net Increase in Shares Outstanding	110,041		2,060,319

(A)	Includes realized gains and losses as a result of an In-Kind redemption (See Note 11 in the Notes to Financial Statements).
(B)	Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	April 30, 2022	October 31,
	(Unaudited)	2021
Operations:
Net Investment Income	$1,621,403	$2,526,670
Net Realized Gain (Loss) on Investments	(375,910)	205,509
Net Change in Unrealized Depreciation on Investments	(16,635,907)	(1,510,951)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,390,414)	1,221,228

Distributions:
I Shares	(1,615,930)	(3,392,201)
Class S Shares	(11,457)	(30,825)
Investor Shares(A)	—	(1,842)

Total Distributions	(1,627,387)	(3,424,868)

Capital Share Transactions:
I Shares
Issued	32,944,025	49,328,298
Reinvestment of Dividends	1,596,400	3,342,822
Redemption Fees — Note 2	85	79
Redeemed	(7,233,708)	(21,977,034)

Net Increase in Net Assets from I Shares Transactions	27,306,802	30,694,165

Class S Shares
Issued	94,418	108,808
Reinvestment of Dividends	11,457	30,825
Redeemed	(169,320)	(57,810)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(63,445)	81,823

Investor Shares(A)
Issued	—	16,973
Reinvestment of Dividends	—	1,816
Redeemed	—	(181,251)

Net Decrease in Net Assets from Investor Shares Transactions	—	(162,462)

Net Increase in Net Assets from Capital Share Transactions	27,243,357	30,613,526

Total Increase in Net Assets	10,225,556	28,409,886
Net Assets:
Beginning of Period/Year	137,554,931	109,145,045

End of Period/Year	$147,780,487	$137,554,931

Share Transactions:
I Shares
Issued	3,262,471	4,701,391
Reinvestment of Dividends	159,955	318,282
Redeemed	(728,366)	(2,102,065)

Total Increase in I Shares	2,694,060	2,917,608

Class S Shares
Issued	9,499	10,316
Reinvestment of Dividends	1,148	2,936
Redeemed	(17,509)	(5,515)

Total Increase (Decrease) in Class S Shares	(6,862)	7,737

Investor Shares(A)
Issued	—	1,602
Reinvestment of Dividends	—	170
Redeemed	—	(17,323)

Total Decrease in Investor Shares	—	(15,551)

Net Increase in Shares Outstanding	2,687,198	2,909,794

(A)	Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	April 30, 2022	October 31,
	(Unaudited)	2021
Operations:
Net Investment Loss	$(78,594)	$(275,121)
Net Realized Gain on Investments	1,875,533	4,603,857
Net Realized Gain (Loss) on Securities Sold Short	4,595,310	(3,619,505)
Net Realized Loss on Purchased Option Contracts	(137,706)	(93,844)
Net Realized Gain on Foreign Currency Transactions	5,642	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,038,005)	1,586,618
Net Change in Unrealized Appreciation on Securities Sold Short	4,173,013	209,953
Net Change in Unrealized Appreciation on Purchased Option Contracts	43,484	19,678
Net Change in Unrealized Depreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(1,538)	—

Net Increase in Net Assets Resulting from Operations	6,437,139	2,431,636

Distributions:
I Shares	(41,624)	—

Total Distributions	(41,624)	—

Capital Share Transactions:
I Shares
Issued	19,213,118	12,232,524
Reinvestment of Dividends	41,587	—
Redemption Fees — Note 2	—	2,011
Redeemed	(2,843,197)	(2,303,607)

Net Increase in Net Assets from I Shares Transactions	16,411,508	9,930,928

Net Increase in Net Assets from Capital Share Transactions	16,411,508	9,930,928

Total Increase in Net Assets	22,807,023	12,362,564
Net Assets:
Beginning of Period/Year	33,304,523	20,941,959

End of Period/Year	$56,111,546	$33,304,523

Share Transactions:
I Shares
Issued	1,815,535	1,271,163
Reinvestment of Dividends	3,812	—
Redeemed	(263,829)	(253,083)

Total Increase in I Shares	1,555,518	1,018,080

Net Increase in Shares Outstanding	1,555,518	1,018,080

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	April 30, 2022	October 31,
	(Unaudited)	2021
Operations:
Net Investment Income	$633,845	$784,003
Net Realized Gain on Investments	5,983,991	6,260,570
Net Change in Unrealized Appreciation (Depreciation) on Investments	(12,941,826)	27,972,572

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,323,990)	35,017,145

Distributions:
I Shares	(6,563,871)	(913,608)
Class S Shares	(24,378)	(3,324)
Investor Shares(A)	—	(379)

Total Distributions	(6,588,249)	(917,311)

Capital Share Transactions:
I Shares
Issued	23,807,493	29,748,452
Reinvestment of Dividends	6,547,503	908,427
Redemption Fees — Note 2	117	540
Redeemed	(12,680,877)	(10,345,096)

Net Increase in Net Assets from I Shares Transactions	17,674,236	20,312,323

Class S Shares
Issued	12,825	66,252
Reinvestment of Dividends	24,378	3,324
Redeemed	(50,067)	(48,011)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(12,864)	21,565

Investor Shares(A)
Issued	—	13,662
Reinvestment of Dividends	—	380
Redeemed	—	(171,329)
Net Decrease in Net Assets from Investor Shares Transactions	—	(157,287)

Net Increase in Net Assets from Capital Share Transactions	17,661,372	20,176,601

Total Increase in Net Assets	4,749,133	54,276,435
Net Assets:
Beginning of Period/Year	125,553,849	71,277,414

End of Period/Year	$130,302,982	$125,553,849

Share Transactions:
I Shares
Issued	1,516,717	2,003,840
Reinvestment of Dividends	421,616	62,414
Redeemed	(802,587)	(686,781)

Total Increase in I Shares	1,135,746	1,379,473

Class S Shares
Issued	824	4,781
Reinvestment of Dividends	1,570	230
Redeemed	(3,307)	(3,484)

Total Increase (Decrease) in Class S Shares	(913)	1,527

Investor Shares(A)
Issued	—	1,031
Reinvestment of Dividends	—	29
Redeemed	—	(12,059)

Total Decrease in Investor Shares	—	(10,999)

Net Increase in Shares Outstanding	1,134,833	1,370,001

(A)            Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund. See Note 1 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	April 30, 2022	October 31,
	(Unaudited)	2021
Operations:
Net Investment Loss	$(227,515)	$(321,452)
Net Realized Gain on Investments	160,662	18,031,727
Net Change in Unrealized Appreciation (Depreciation) on Investments	(29,411,391)	14,698,085

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,478,244)	32,408,360

Distributions:
I Shares	(17,143,438)	(5,510,859)
Class S Shares	(202,145)	(91,415)
Investor Shares(A)	—	(35,974)

Total Distributions	(17,345,583)	(5,638,248)

Capital Share Transactions:
I Shares
Issued	19,564,160	29,588,519
Reinvestment of Dividends	17,110,130	5,502,729
Redemption Fees — Note 2	53	1,732
Redeemed	(11,015,803)	(11,580,008)

Net Increase in Net Assets from I Shares Transactions	25,658,540	23,512,972

Class S Shares
Issued	62,517	171,531
Reinvestment of Dividends	202,145	91,415
Redeemed	(112,174)	(484,645)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	152,488	(221,699)

Investor Shares(A)
Issued	—	519,767
Reinvestment of Dividends	—	35,825
Redeemed	—	(709,079)

Net Decrease in Net Assets from Investor Shares Transactions	—	(153,487)

Net Increase in Net Assets from Capital Share Transactions	25,811,028	23,137,786

Total Increase (Decrease) in Net Assets	(21,012,799)	49,907,898
Net Assets:
Beginning of Period/Year	140,328,840	90,420,942

End of Period/Year	$119,316,041	$140,328,840

Share Transactions:
I Shares
Issued	1,186,828	1,652,261
Reinvestment of Dividends	997,094	330,892
Redeemed	(621,775)	(660,784)

Total Increase in I Shares	1,562,147	1,322,369

Class S Shares
Issued	3,953	9,804
Reinvestment of Dividends	11,835	5,514
Redeemed	(7,462)	(27,559)

Total Increase (Decrease) in Class S Shares	8,326	(12,241)

Investor Shares(A)
Issued	—	30,938
Reinvestment of Dividends	—	2,175
Redeemed	—	(41,373)

Total Decrease in Investor Shares	—	(8,260)

Net Increase in Shares Outstanding	1,570,473	1,301,868

(A)            Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund. See Note 1 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	April 30, 2022	October 31,
	(Unaudited)	2021
Operations:
Net Investment Income (Loss)	$12,491	$(367,410)
Net Realized Gain on Investments	4,324,521	17,512,082
Net Change in Unrealized Appreciation (Depreciation) on Investments	(26,533,413)	27,550,564

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,196,401)	44,695,236

Distributions:
I Shares	(13,768,922)	—
Class S Shares	(8,284)	—

Total Distributions	(13,777,206)	—

Capital Share Transactions:
I Shares
Issued	17,590,785	14,547,129
Reinvestment of Dividends	13,756,947	—
Redemption Fees — Note 2	23	446
Redeemed	(6,431,947)	(10,854,413)

Net Increase in Net Assets from I Shares Transactions	24,915,808	3,693,162

Class S Shares
Issued	19,500	129,911
Reinvestment of Dividends	8,284	—
Redeemed	(682,608)	(25,707)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(654,824)	104,204

Investor Shares(A)
Issued	—	14,562
Redeemed	—	(110,993)

Net Decrease in Net Assets from Investor Shares Transactions	—	(96,431)

Net Increase in Net Assets from Capital Share Transactions	24,260,984	3,700,935

Total Increase (Decrease) in Net Assets	(11,712,623)	48,396,171
Net Assets:
Beginning of Period/Year	129,917,849	81,521,678

End of Period/Year	$118,205,226	$129,917,849

Share Transactions:
I Shares
Issued	1,266,545	1,030,973
Reinvestment of Dividends	1,005,119	—
Redeemed	(454,669)	(792,045)

Total Increase in I Shares	1,816,995	238,928

Class S Shares
Issued	1,264	9,386
Reinvestment of Dividends	608	—
Redeemed	(44,751)	(1,880)

Total Increase (Decrease) in Class S Shares	(42,879)	7,506

Investor Shares(A)
Issued	—	1,089
Redeemed	—	(7,793)

Total Decrease in Investor Shares	—	(6,704)

Net Increase in Shares Outstanding	1,774,116	239,730

(A)                Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund. See Note 1 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	April 30, 2022	October 31,
	(Unaudited)	2021
Operations:
Net Investment Income	$311,855	$279,349
Net Realized Gain on Investments	323,424	214,768
Net Realized Gain (Loss) on Swap Contracts	(124,912)	213,988
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,972,297)	7,729,576
Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts	(197,629)	21,387

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,659,559)	8,459,068

Distributions:
I Shares	(647,678)	(277,894)

Total Distributions	(647,678)	(277,894)

Capital Share Transactions:
I Shares
Issued	32,511,886	17,017,517
Reinvestment of Dividends	647,437	277,792
Redemption Fees — Note 2	73	—
Redeemed	(4,272,621)	(972,515)

Net Increase in Net Assets from Capital Share Transactions	28,886,775	16,322,794

Total Increase in Net Assets	19,579,538	24,503,968
Net Assets:
Beginning of Period/Year	40,493,162	15,989,194

End of Period/Year	$60,072,700	$40,493,162

Share Transactions:
I Shares
Issued	2,233,991	1,226,845
Reinvestment of Dividends	44,114	21,177
Redeemed	(297,664)	(75,900)

Net Increase in Shares Outstanding	1,980,441	1,172,122

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$754,062	$968,231
Net Realized Gain on Investments	10,461,150	23,086,681
Net Realized Gain on Foreign Currency Transactions	—	75
Net Change in Unrealized Appreciation (Depreciation) on Investments	(6,187,499)	8,544,485
Net Change in Unrealized Depreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(1,193)	(190)

Net Increase in Net Assets Resulting from Operations	5,026,520	32,599,282

Distributions:
I Shares	(24,092,258)	(3,325,980)

Total Distributions	(24,092,258)	(3,325,980)

Capital Share Transactions:
I Shares
Issued	22,935,265	7,597,839
Reinvestment of Dividends	24,083,697	3,325,779
Redemption Fees — Note 2	35	—
Redeemed	(2,899,654)	(846,165)

Net Increase in Net Assets from I Shares Transactions	44,119,343	10,077,453

Net Increase in Net Assets from Capital Share Transactions	44,119,343	10,077,453

Total Increase in Net Assets	25,053,605	39,350,755
Net Assets:
Beginning of Period/Year	119,877,464	80,526,709

End of Period/Year	$144,931,069	$119,877,464

Share Transactions:
I Shares
Issued	2,084,496	688,203
Reinvestment of Dividends	2,250,795	330,329
Redeemed	(271,341)	(72,589)

Total Increase in I Shares	4,063,950	945,943

Net Increase in Shares Outstanding	4,063,950	945,943

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$1,407,629	$1,485,515
Net Realized Gain (Loss) on Investments	(3,534,130)	13,653,489
Net Realized Loss on Foreign Capital Gains Tax	(24,207)	(61,665)
Net Realized Loss on Foreign Currency Transactions	(32,380)	(93,163)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(20,732,291)	15,597,275
Net Change in Foreign Capital Gains Tax on Appreciated Securities	68,519	(127,753)
Net Change in Unrealized Depreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(44,319)	(3,282)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,891,179)	30,450,416

Distributions:
I Shares	(13,569,368)	(1,262,029)
Class S Shares	(11,658)	(931)

Total Distributions	(13,581,026)	(1,262,960)

Capital Share Transactions:
I Shares
Issued	20,995,479	37,133,855
Reinvestment of Dividends	13,559,270	1,258,841
Redemption Fees — Note 2	53	580
Redeemed	(8,243,681)	(4,276,663)

Net Increase in Net Assets from I Shares Transactions	26,311,121	34,116,613

Class S Shares
Issued	82,354	31,361
Reinvestment of Dividends	11,657	931
Redeemed	(240)	(7,009)

Net Increase in Net Assets from Class S Shares Transactions	93,771	25,283

Investor Shares(A)
Issued	—	650
Redeemed	—	(90,787)

Net Increase (Decrease) in Net Assets from Investor Shares Transactions	—	(90,137)

Net Increase in Net Assets from Capital Share Transactions	26,404,892	34,051,759

Total Increase (Decrease) in Net Assets	(10,067,313)	63,239,215
Net Assets:
Beginning of Period/Year	150,653,155	87,413,940

End of Period/Year	$140,585,842	$150,653,155

Share Transactions:
I Shares
Issued	1,581,453	2,638,701
Reinvestment of Dividends	1,023,808	86,789
Redeemed	(675,252)	(298,044)

Total Increase in I Shares	1,930,009	2,427,446

Class S Shares
Issued	6,028	2,183
Reinvestment of Dividends	883	64
Redeemed	(19)	(500)

Total Increase in Class S Shares	6,892	1,747

Investor Shares(A)
Issued	—	49
Redeemed	—	(6,439)

Total Decrease in Investor Shares	—	(6,390)

Net Increase in Shares Outstanding	1,936,901	2,422,803

(A) Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund. See Note 1 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)		Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover †

Limited Duration Fund‡

I Shares^(1)

2022@	$10.02	$0.05	$(0.37)	$(0.32)	$(0.04)	$(0.01)	$–	$(0.05)	$–	#	$9.65	(3.19)%	$134,782	0.50%		0.65%		0.97%		8%

2021	$10.09	$0.11	$(0.07)	$0.04	$(0.11)	$–	$–	$(0.11)	$–	#	$10.02	0.43%	$139,004	0.50%		0.71%		1.05%		59%

2020	$10.00	$0.20	$0.10	$0.30	$(0.21)	$–	$–	$(0.21)	$–		$10.09	3.00%	$118,637	0.50%		0.80%		1.96%		49%

2019	$9.79	$0.25	$0.21	$0.46	$(0.25)	$–	$–	$(0.25)	$–		$10.00	4.76%	$100,482	0.50%		0.82%		2.48%		76%

2018	$9.96	$0.21	$(0.17)	$0.04	$(0.21)	$–	$–	$(0.21)	$–		$9.79	0.37%	$94,393	0.50%		0.84%		2.12%		79%

2017	$10.01	$0.16	$(0.05)	$0.11	$(0.16)	$–	$–	$(0.16)	$–		$9.96	1.10%	$83,783	0.50%		1.01%		1.61%		94%

Class S Shares

2022@	$10.02	$0.04	$(0.37)	$(0.33)	$(0.04)	$(0.01)	$–	$(0.05)	$–		$9.64	(3.33)%	$203	0.60%		0.75%		0.87%		8%

2021	$10.09	$0.10	$(0.07)	$0.03	$(0.10)	$–	$–	$(0.10)	$–		$10.02	0.33%	$79	0.60%		0.81%		0.97%		59%

2020	$10.00	$0.18	$0.11	$0.29	$(0.20)	$–	$–	$(0.20)	$–		$10.09	2.91%	$77	0.60%		0.91%		1.76%		49%

2019	$9.79	$0.24	$0.21	$0.45	$(0.24)	$–	$–	$(0.24)	$–		$10.00	4.66%	$14	0.60%		0.92%		2.38%		76%

2018	$9.96	$0.20	$(0.17)	$0.03	$(0.20)	$–	$–	$(0.20)	$–		$9.79	0.32%	$11	0.58%		0.92%		2.05%		79%

2017	$10.01	$0.16	$(0.05)	$0.11	$(0.16)	$–	$–	$(0.16)	$–		$9.96	1.12%	$10	0.50%		1.01%		1.60%		94%

Core Bond Fund

I Shares^(1)

2022@	$10.43	$0.11	$(1.12)	$(1.01)	$(0.11)	$–	$–	$(0.11)	$–	#	$9.31	(9.77)%	$146,813	0.50%		0.65%		2.22%		21%

2021	$10.61	$0.23	$(0.11)	$0.12	$(0.24)	$(0.06)	$–	$(0.30)	$–	#	$10.43	1.12%	$136,400	0.50%		0.71%		2.17%		24%

2020	$10.34	$0.26	$0.30	$0.56	$(0.29)	$–	$–	$(0.29)	$–		$10.61	5.50%	$107,887	0.50%		0.80%		2.49%		39%

2019	$9.55	$0.30	$0.80	$1.10	$(0.31)	$–	$–	$(0.31)	$–		$10.34	11.68%	$91,451	0.50%		0.84%		3.05%		47%

2018	$10.03	$0.27	$(0.48)	$(0.21)	$(0.27)	$–	$–	$(0.27)	$–		$9.55	(2.08)%	$78,267	0.50%		0.87%		2.78%		45%

2017	$10.08	$0.25	$(0.04)	$0.21	$(0.26)	$–	$–	$(0.26)	$–		$10.03	2.16%	$67,563	0.50%		1.04%		2.52%		37%

Class S Shares

2022@	$10.41	$0.11	$(1.12)	$(1.01)	$(0.10)	$–	$–	$(0.10)	$–		$9.30	(9.73)%	$967	0.60%		0.75%		2.11%		21%

2021	$10.60	$0.22	$(0.12)	$0.10	$(0.23)	$(0.06)	$–	$(0.29)	$–		$10.41	0.92%	$1,155	0.60%		0.82%		2.07%		24%

2020	$10.33	$0.25	$0.30	$0.55	$(0.28)	$–	$–	$(0.28)	$–		$10.60	5.40%	$1,093	0.60%		0.90%		2.39%		39%

2019	$9.55	$0.29	$0.79	$1.08	$(0.30)	$–	$–	$(0.30)	$–		$10.33	11.46%	$1,128	0.60%		0.94%		2.95%		47%

2018	$10.03	$0.27	$(0.48)	$(0.21)	$(0.27)	$–	$–	$(0.27)	$–		$9.55	(2.14)%	$1,050	0.57%		0.94%		2.77%		45%

2017	$10.07	$0.25	$(0.03)	$0.22	$(0.26)	$–	$–	$(0.26)	$–		$10.03	2.28%	$11	0.50%		1.05%		2.52%		37%

Long/Short Equity Fund

I Shares

2022@	$9.66	$(0.02)	$1.58	$1.56	$(0.01)	$–	$–	$(0.01)	$–	#	$11.21	16.14%	$56,112	2.28	%(2)	2.39	%(2)	(0.34)%		65%

2021	$8.61	$(0.10)	$1.15	$1.05	$–	$–	$–	$–	$–	#	$9.66	12.20%	$33,305	2.28	%(3)	2.65	%(3)	(1.06	)%(3)	97%

2020(4)	$10.00	$(0.03)	$(1.35)	$(1.38)	$–	$–	$(0.01)	$(0.01)	$–		$8.61	(13.78)%	$20,942	1.73	%(5)	2.40	%(5)	(0.35	)%(5)	114%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover †

Large Cap Value Fund

I Shares^(1)

2022@	$16.26	$0.08	$(0.79)	$(0.71)		$(0.07)	$(0.77)		$–	$(0.84)	$	–#	$14.71	(4.64)%	$129,884	0.90%	0.83%	0.98%	23%

2021	$11.22	$0.11	$5.06	$5.17		$(0.13)	$–		$–	$(0.13)	$	–#	$16.26	46.23%	$125,076	0.90%	0.90%	0.75%	24%

2020	$12.63	$0.17	$(1.17)	$(1.00)		$(0.17)	$(0.24)		$–	$(0.41)		$–	$11.22	(8.19)%	$70,842	0.90%	1.03%	1.49%	68%

2019	$11.74	$0.20	$1.09	$1.29		$(0.20)	$(0.20)		$–	$(0.40)		$–	$12.63	11.50%	$71,968	0.90%	1.06%	1.66%	41%

2018	$11.75	$0.18	$0.16	$0.34		$(0.18)	$(0.17)		$–	$(0.35)		$–	$11.74	2.77%	$56,851	0.90%	1.11%	1.45%	56%

2017	$9.71	$0.16	$2.03	$2.19		$(0.15)	$–		$–	$(0.15)		$–	$11.75	22.67%	$46,374	0.90%	1.33%	1.41%	46%

Class S Shares

2022@	$16.26	$0.07	$(0.79)	$(0.72)		$(0.06)	$(0.77)		$–	$(0.83)		$–	$14.71	(4.69)%	$419	1.00%	0.93%	0.89%	23%

2021	$11.22	$0.10	$5.06	$5.16		$(0.12)	$–		$–	$(0.12)		$–	$16.26	46.09%	$478	1.00%	1.00%	0.67%	24%

2020	$12.63	$0.16	$(1.17)	$(1.01)		$(0.16)	$(0.24)		$–	$(0.40)		$–	$11.22	(8.28)%	$312	1.00%	1.13%	1.38%	68%

2019	$11.74	$0.19	$1.08	$1.27		$(0.18)	$(0.20)		$–	$(0.38)		$–	$12.63	11.40%	$288	1.00%	1.16%	1.56%	41%

2018	$11.75	$0.16	$0.16	$0.32		$(0.16)	$(0.17)		$–	$(0.33)		$–	$11.74	2.64%	$213	1.04%	1.25%	1.32%	56%

2017	$9.71	$0.15	$2.04	$2.19		$(0.15)	$–		$–	$(0.15)		$–	$11.75	22.66%	$13	0.92%	1.35%	1.39%	46%

Large Cap Growth Fund

I Shares^(1)

2022@	$19.58	$(0.03)	$(3.47)	$(3.50)		$–	$(2.42)		$–	$(2.42)	$	–#	$13.66	(20.39)%	$118,071	0.90%	0.83%	(0.34)%	22%

2021	$15.42	$(0.05)	$5.14	$5.09		$–	$(0.93)		$–	$(0.93)	$	–#	$19.58	34.10%	$138,704	0.90%	0.89%	(0.28)%	78%

2020	$12.89	$(0.01)	$3.22	$3.21	$	–#	$(0.68)		$–	$(0.68)		$–	$15.42	25.83%	$88,825	0.90%	1.00%	(0.09)%	93%

2019	$13.23	$0.01	$1.09	$1.10		$(0.01)	$(1.43)		$–	$(1.44)		$–	$12.89	10.94%	$71,182	0.90%	1.05%	0.06%	113%

2018	$12.35	$0.01	$0.97	$0.98		$(0.01)	$(0.09)		$–	$(0.10)		$–	$13.23	8.01%	$59,020	0.90%	1.10%	0.04%	118%

2017	$9.79	$0.02	$2.57	$2.59		$(0.03)	$–		$–	$(0.03)		$–	$12.35	26.45%	$46,955	0.90%	1.34%	0.16%	86%

Class S Shares

2022@	$19.50	$(0.04)	$(3.45)	$(3.49)		$–	$(2.42)		$–	$(2.42)		$–	$13.59	(20.43)%	$1,245	1.00%	0.93%	(0.45)%	22%

2021	$15.38	$(0.07)	$5.12	$5.05		$–	$(0.93)		$–	$(0.93)		$–	$19.50	33.93%	$1,625	1.00%	0.99%	(0.37)%	78%

2020	$12.87	$(0.03)	$3.22	$3.19		$–	$(0.68)		$–	$(0.68)		$–	$15.38	25.71%	$1,470	1.00%	1.10%	(0.20)%	93%

2019	$13.22	$–	$1.09	$1.09		$(0.01)	$(1.43)		$–	$(1.44)		$–	$12.87	10.82%	$1,073	1.00%	1.15%	(0.04)%	113%

2018	$12.34	$(0.01)	$0.99	$0.98		$(0.01)	$(0.09)		$–	$(0.10)		$–	$13.22	7.99%	$927	0.97%	1.17%	(0.06)%	118%

2017	$9.78	$0.02	$2.57	$2.59		$(0.03)	$–		$–	$(0.03)		$–	$12.34	26.47%	$12	0.90%	1.34%	0.17%	86%

Small Cap Fund††

I Shares^(1)

2022@	$15.54	$–	$(2.28)	$(2.28)		$(0.01)	$(1.59)		$–	$(1.60)	$	–#	$11.66	(16.20)%	$118,148	1.05%	0.96%	0.03%	16%

2021	$10.04	$(0.05)	$5.55	$5.50		$–	$–		$–	$–	$	–#	$15.54	54.78%	$129,178	1.05%	1.02%	(0.32)%	61%

2020	$10.49	$(0.02)	$(0.43)	$(0.45)		$–	$–		$–	$–		$–	$10.04	(4.29)%	$81,052	1.05%	1.14%	(0.16)%	107%

2019	$11.39	$(0.02)	$0.29	$0.27		$–	$(1.16)		$(0.01)	$(1.17)		$–	$10.49	4.41%	$88,944	1.05%	1.14%	(0.19)%	65%

2018	$12.30	$(0.01)	$(0.31)	$(0.32)		$(0.01)	$(0.58)		$–	$(0.59)		$–	$11.39	(2.90)%	$80,036	1.05%	1.17%	(0.10)%	92%

2017	$9.62	$–	$2.69	$2.69		$(0.01)	$–		$–	$(0.01)		$–	$12.30	28.01%	$76,196	1.05%	1.33%	0.03%	108%

Class S Shares

2022@	$15.47	$–	$(2.27)	$(2.27)	$	–#	$(1.59)		$–	$(1.59)		$–	$11.61	(16.16)%	$57	1.12%	1.05%	–%	16%

2021	$10.01	$(0.06)	$5.52	$5.46		$–	$–		$–	$–		$–	$15.47	54.55%	$740	1.15%	1.12%	(0.43)%	61%

2020	$10.47	$(0.03)	$(0.43)	$(0.46)		$–	$–		$–	$–		$–	$10.01	(4.39)%	$403	1.15%	1.25%	(0.29)%	107%

2019	$11.37	$(0.03)	$0.29	$0.26		$–	$(1.16)	$	–#	$(1.16)		$–	$10.47	4.36%	$231	1.15%	1.24%	(0.26)%	65%

2018	$12.29	$(0.03)	$(0.31)	$(0.34)	$	–#	$(0.58)		$–	$(0.58)		$–	$11.37	(3.02)%	$320	1.20%	1.32%	(0.25)%	92%

2017	$9.62	$(0.01)	$2.69	$2.68		$(0.01)	$–		$–	$(0.01)		$–	$12.29	27.88%	$199	1.09%	1.36%	(0.06)%	108%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover †

U.S. All Cap Index Fund

I Shares

2022@	$14.76	$0.08	$(1.97)	$(1.89)	$(0.07)	$(0.08)	$–	$(0.15)		$–	$12.72	(12.93)%	$60,073	0.25%	0.60%	1.09%	2%

2021	$10.18	$0.15	$4.57	$4.72	$(0.14)	$–	$–	$(0.14)		$–	$14.76	46.61%	$40,493	0.25%	0.96%	1.12%	5%

2020(6)	$10.00	$0.12	$0.17	$0.29	$(0.11)	$–	$–	$(0.11)		$–	$10.18	3.08%	$15,989	0.25%	1.78%	1.52%	8%

Real Estate Fund##

I Shares

2022@	$11.97	$0.06	$0.50	$0.56	$(0.11)	$(2.13)	$–	$(2.24)		$–	$10.29	4.09%	$144,931	1.00%	1.07%	1.11%	98%

2021	$8.88	$0.10	$3.35	$3.45	$(0.17)	$(0.19)	$–	$(0.36)		$–	$11.97	39.65%	$119,877	1.00%	1.16%	0.94%	231%

2020	$10.33	$0.13	$(1.34)	$(1.21)	$(0.19)	$(0.05)	$–	$(0.24)		$–	$8.88	(11.74)%	$80,527	1.00%	1.45%	1.42%	232%

2019(7)	$10.00	$0.01	$0.32	$0.33	$–	$–	$–	$–		$–	$10.33	3.30%	$49,010	1.00%	1.96%	0.61%	10%

International Equity Fund

I Shares^(1)

2022@	$14.58	$0.12	$(2.00)	$(1.88)	$(0.09)	$(1.15)	$–	$(1.24)	$	–#	$11.46	(14.00)%	$140,423	1.10%	1.14%	1.85%	24%

2021	$11.05	$0.17	$3.50	$3.67	$(0.14)	$–	$–	$(0.14)	$	–#	$14.58	33.26%	$150,545	1.10%	1.21%	1.21%	55%

2020	$11.20	$0.15	$(0.14)	$0.01	$(0.12)	$–	$(0.04)	$(0.16)		$–	$11.05	0.20%	$87,281	1.10%	1.33%	1.37%	47%

2019	$10.85	$0.21	$0.62	$0.83	$(0.21)	$(0.27)	$–	$(0.48)		$–	$11.20	7.94%	$81,517	1.10%	1.36%	1.93%	49%

2018	$11.80	$0.22	$(0.94)	$(0.72)	$(0.23)	$–	$–	$(0.23)		$–	$10.85	(6.24)%	$67,140	1.10%	1.39%	1.86%	45%

2017	$9.35	$0.16	$2.46	$2.62	$(0.17)	$–	$–	$(0.17)		$–	$11.80	28.20%	$62,905	1.10%	1.56%	1.58%	40%

Class S Shares

2022@	$14.54	$0.12	$(2.01)	$(1.89)	$(0.08)	$(1.15)	$–	$(1.23)		$–	$11.42	(14.08)%	$163	1.20%	1.24%	1.85%	24%

2021	$11.02	$0.16	$3.49	$3.65	$(0.13)	$–	$–	$(0.13)		$–	$14.54	33.16%	$108	1.20%	1.31%	1.14%	55%

2020	$11.18	$0.15	$(0.16)	$(0.01)	$(0.11)	$–	$(0.04)	$(0.15)		$–	$11.02	–%	$62	1.20%	1.42%	1.39%	47%

2019	$10.84	$0.20	$0.61	$0.81	$(0.20)	$(0.27)	$–	$(0.47)		$–	$11.18	7.75%	$157	1.20%	1.46%	1.86%	49%

2018	$11.80	$0.20	$(0.94)	$(0.74)	$(0.22)	$–	$–	$(0.22)		$–	$10.84	(6.44)%	$149	1.24%	1.53%	1.70%	45%

2017	$9.35	$0.18	$2.44	$2.62	$(0.17)	$–	$–	$(0.17)		$–	$11.80	28.18%	$27	1.11%	1.57%	1.66%	40%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to the Financial Statements.
†

Total return and portfolio turnover are for the period indicated and have not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Effective March 1, 2018, Institutional Shares were renamed as I Shares.
#	Amount is less than $0.005.
##	Effective July 20, 2020, Global Real Estate Fund was renamed as Real Estate Fund.
‡	Effective March 1, 2018, Limited Duration Bond Fund was renamed as Limited Duration Fund.
@	For the six-months or period ended April 30, 2022, (Unaudited). All ratios for the period have been annualized.
††	Effective March 1, 2018, Small Cap Equity Fund was renamed as Small Cap Fund.
(1)	Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.
(2)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 1.50% and 1.61%.
(3)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 1.50%, 1.86%, and (1.85)%.
(4)	Commenced operations on December 2, 2019. All ratios for the period have been annualized.
(5)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%, 2.17%, and (0.58)%.
(6)	Commenced operations on December 31, 2019. All ratios for the period have been annualized.
(7)	Commenced operations on September 30, 2019. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2022
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the Knights of Columbus Limited Duration Fund (the “Limited Duration Fund”), the Knights of Columbus Core Bond Fund (the “Core Bond Fund”), the Knights of Columbus Long/Short Equity Fund (the “Long/Short Equity Fund”), the Knights of Columbus Large Cap Value Fund (the “Large Cap Value Fund”), the Knights of Columbus Large Cap Growth Fund (the “Large Cap Growth Fund”), the Knights of Columbus Small Cap Fund (the “Small Cap Fund”), the Knights of Columbus U.S. All Cap Index Fund (the “U.S. All Cap Index Fund”), the Knights of Columbus Real Estate Fund (the “Real Estate Fund”) and the Knights of Columbus International Equity Fund (the “International Equity Fund”) (collectively the “Funds,” individually a “Fund”), each of which is a diversified Fund, except the Large Cap Growth Fund, which is a non-diversified Fund. The investment objective of the Limited Duration Fund and Core Bond Fund is to seek current income and capital preservation. The investment objective of the Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund is to seek long-term capital appreciation. The investment objective of the Real Estate Fund is to seek current income and capital appreciation. The U.S. All Cap Index Fund seeks investment results to the performance of an index that measures the investment return of the broad U.S. stock market, excluding companies whose policies and practices are inconsistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Funds. After the Conversion Date, Investor Shares will no longer be offered by the Funds, and were terminated as a separately designated class of the Funds.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2022
(Unaudited)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts the Funds Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended April 30, 2022, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2022
(Unaudited)

As of and during the period ended April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Long/Short Equity Fund invested in financial options contracts to add return or to hedge their existing portfolio securities. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Long/Short Equity Fund’s Schedule of Investments for details regarding open option contracts as of April 30, 2022.

For the period ended April 30, 2022, the quarterly average balances of options held by the Long/Short Equity Fund was as follows:

Average Quarterly Market Value Contracts Purchased	$256,325

Average Quarterly Market Value Contracts Written	$—

Securities Sold Short — Consistent with Long/Short Equity Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of April 30, 2022, the Long/Short Equity Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income

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or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the prime broker, Wells Fargo Bank, N.A., and pledged securities held at the custodian, Brown Brothers Harriman & Co. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the benchmark rate as defined in the prime brokerage agreement plus 150 basis points on the amount of any shortfall in the required cash margin. During the period, the benchmark rate consisted of the Fed Funds Rate, the ICE LIBOR USD 3 Month Rate, or a blended rate between the Fed Funds Rate and the ICE LIBOR USD 3 Month Rate. These amounts are disclosed as Receivable from Prime Broker on the Statements of Assets and Liabilities.

Long/Short Equity Fund had prime brokerage borrowings throughout the period ended April 30, 2022 as follows:

	Maximum Amount Borrowed	Average Outstanding Balance	Effective Borrowing Rate Paid	Borrowing Cost Paid
USD	$860,139	$2,729,921	2.85%	$77,698

Swap Contracts — The Long/Short Equity Fund and the U.S. All Cap Index Fund are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. During the period ended April 30, 2022, the Funds’ swap agreements were with one counterparty, Wells Fargo Bank, N.A.

For the period ended April 30, 2022, only the U.S. All Cap Index Fund employed total returns swaps. The quarterly average balances of swap contracts held by the Fund was as follows:

U.S. All Cap Index Fund

Average Quarterly Market Value Balance Long	$1,964,553
Average Quarterly Market Value Balance Short	$(2,063,263)

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

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Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the period ended April 30, 2022, the Funds retained fees of $90, $85, $0, $117, $53, $23, $73, $35 and $53, respectively. For the year ended October 31, 2021, the Funds retained fees of $19, $79, $2,011, $540, $1,732, $446, $0, $0 and $580, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period. As of April 30, 2022, the Funds’ offering costs have been fully amortized.

3. Derivative Transactions:

The Long/Short Equity Fund and the U.S. All Cap Index Fund held derivatives throughout the period with only one type of exposure to equity risk on derivatives, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

4. Offsetting Assets and Liabilities:

The Funds are in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Long/Short Equity Fund and the U.S. All Cap Index Fund have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting marked-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. As of April 30, 2022, the Funds did not hold financial instruments or derivatives subject to master netting arrangements.

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5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the period ended April 30, 2022, the Funds were charged the following for these services:

Administration Fees
Limited Duration Fund	$65,578
Core Bond Fund	65,943
Long/Short Equity Fund	20,787
Large Cap Value Fund	58,428
Large Cap Growth Fund	59,494
Small Cap Fund	57,501
U.S. All Cap Index Fund	25,873
Real Estate Fund	61,135
International Equity Fund	68,755

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of the I Shares and the Class S Shares of the Funds. Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund. For each Fund, I Shares are not subject to compensation for distribution services by the Fund with respect to Investor Shares.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Funds’ Class S Shares and Investor Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

For the period ended April 30, 2022, the Funds were charged the following rates for these services:

Class S Shares
Limited Duration Fund	0.10%
Core Bond Fund	0.10%
Long/Short Equity Fund	N/A
Large Cap Value Fund	0.10%
Large Cap Growth Fund	0.10%
Small Cap Fund	0.10%
U.S. All Cap Index Fund	N/A
Real Estate Fund	N/A
International Equity Fund	0.10%

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

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7. Investment Advisory Agreements and Sub-advisory Agreements:

Under the terms of the Advisory Agreement, the Adviser provides investment advisory services to the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund at 0.40%, 0.40%, 1.25%, 0.60%, 0.60%, 0.725%, 0.20%, 0.85%, and 0.90%, respectively, of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) for I Shares, Class S Shares and Investor Shares from exceeding certain levels as set forth below until February 28, 2023 (each, a “contractual expense limit”). Refer to Note 1 for the details regarding the termination of the Investor Shares during the period. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023. Accordingly, the contractual expense limitations for the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund, and International Equity Fund are 0.50%, 0.50%, 1.50%, 0.90%, 0.90%, 1.05%, 0.25%, 1.00%, and 1.10%, respectively.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. For the period ended April 30, 2022, the Adviser recaptured previously waived fees in Large Cap Value Fund, Large Cap Growth Fund and Small Cap Fund of $43,785, $46,058 and $56,160, respectively.

As of April 30, 2022, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until April 30:	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund(1)	Large Cap Value Fund	Large Cap Growth Fund

2020	2023	$297,748	$293,388	$46,797	$84,237	$79,330
2021	2024	318,869	305,370	126,810	64,579	55,316
2022	2025	247,778	246,478	75,573	8,205	6,038

	Total	$864,395	$845,236	$249,180	$157,021	$140,684

Fiscal Year	Subject to Repayment until April 30:	Small Cap Fund	U.S. All Cap Index Fund (2)	Real Estate Fund	International Equity Fund

2020	2023	$57,369	$46,021	$127,273	$178,965
2021	2024	49,357	222,458	250,904	172,649
2022	2025	5,716	196,791	140,956	100,239

	Total	$112,442	$465,270	$519,133	$451,853

The Trust and the Adviser have entered into an investment advisory agreement dated February 26, 2015, as amended (the “Advisory Agreement”), with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

L2 Asset Management, LLC (“L2”) and the Adviser have entered into an investment subadvisory agreement, dated September 10, 2019 (the “L2 Subadvisory Agreement”). Under the terms of the L2 Subadvisory Agreement, L2 serves as the investment subadviser for the Long/Short Equity Fund and U.S. All Cap Index Fund (the “L2 Subadvised Funds”), makes investment decisions for the L2 Subadvised Funds, and administers the investment program of the L2 Subadvised Funds, subject to the supervision of, and policies established by, the Adviser and the Board.

Ranger Global Real Estate Advisors, LLC (“Ranger”) and the Adviser entered into an investment subadvisory agreement, dated July 24, 2019. As a result of a change-in-control of Ranger, an interim subadvisory agreement was signed on October 26, 2021. On February 15, 2022, a shareholder meeting was held whereby the shareholders of the Real Estate Fund voted to approve a new investment subadvisory agreement (the “Ranger Subadvisory Agreement”), which was entered into on that date. Under the terms of the Ranger Subadvisory Agreement, Ranger serves as the investment subadviser for the Real Estate Fund (the “Ranger Subadvised Fund), makes investment decisions for the Ranger Subadvised Fund, and administers the investment program of the Ranger Subadvised Fund, subject to the supervision of, and policies established by, the Adviser and the Board.

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For the services provided pursuant to the L2 Subadvisory Agreement and the Ranger Subadvisory Agreement, each of L2 and Ranger, respectively, receives an annual fee from the Adviser at the following annual rates based on the average daily net assets of each L2 Subadvised Fund and the Ranger Subadvised Fund, respectively.

Sub-Adviser Fee Rate
Long/Short Equity Fund	0.25%
U.S. All Cap Index Fund	0.10%
Real Estate Fund	0.60%

8. Investment Transactions:

For the period ended April 30, 2022, the Funds made purchases and sales of investment securities other than short-term securities and in-kind transactions as follows:

		Purchases		Sales		U.S. Government Purchases		U.S. Government Sales and Maturities
Limited Duration Fund	$	19,228,750	$	1,395,894	$	15,396,955	$	8,067,199
Core Bond Fund		34,335,525		11,939,220		23,787,026		17,821,063
Long/Short Equity Fund		32,477,853		19,558,747		–		–
Large Cap Value Fund		41,830,622		29,451,279		–		–
Large Cap Growth Fund		39,552,894		28,329,407		–		–
Small Cap Fund		30,324,082		19,373,761		–		–
U.S. All Cap Index Fund		29,222,046		1,111,600		–		–
Real Estate Fund		155,267,774		124,202,950		–		–
International Equity Fund		48,573,644		34,586,818		–		–

The Long/Short Equity Fund included cost of purchases to cover securities sold short and the proceeds from securities sold short in the amounts of $50,437,811 and $38,519,192, respectively, for the period ended April 30, 2022.

9. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily related to investments in perpetual bonds, passive foreign investment companies, swaps, REITS income reclassification to capital gain, distribution reclassification, foreign currency gain/loss and paydown gain/loss reclassification. Certain permanent differences are charged or credited to distributable earnings or paid in capital as appropriate, in the period that the differences arise.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2022, except for the permanent reclassification and components of distributable earnings (accumulated losses), which are as of December 31, 2020. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2020.

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The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Limited Duration Fund
2021	$1,444,208	$—	$—	$1,444,208
2020	2,229,465	—	—	2,229,465
Core Bond Fund
2021	2,793,105	631,763	—	3,424,868
2020	2,849,332	—	—	2,849,332
Long/Short Equity Fund
2021	—	—	—	—
2020	—	—	29,579	29,579
Large Cap Value Fund
2021	917,311	—	—	917,311
2020	1,019,718	1,376,760	—	2,396,478
Large Cap Growth Fund
2021	—	5,638,248	—	5,638,248
2020	—	3,837,496	—	3,837,496
Small Cap Fund
2021	—	—	—	—
2020	—	—	—	—
U.S. All Cap Index Fund
2021	277,894	—	—	277,894
2020	172,700	—	—	172,700
Real Estate Fund(1)
2021	3,319,614	6,366	—	3,325,980
2020	1,315,189	—	—	1,315,189
International Equity Fund
2021	1,262,960	—	—	1,262,960
2020	947,499	—	298,083	1,245,582

(1)	The Real Estate Fund has a tax year end of December 31.

As of October 31, 2021, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Limited Duration Fund	$111,960	$134,097	$—	$—	$(33,323)	$(3)	$212,731
Core Bond Fund	239,515	—	(51,612)	—	3,440,963	(2)	3,628,864
Long/Short Equity Fund	—	—	(2,450,123)	(172,520)	2,125,700	(66,864)	(563,807)
Large Cap Value Fund	1,392,579	4,620,288	—	—	29,974,624	(3)	35,987,488
Large Cap Growth Fund	5,715,887	11,627,451	—	—	35,730,702	—	53,074,040
Small Cap Fund	2,023,579	11,322,382	—	—	33,729,603	(2)	47,075,562
U.S. All Cap Index Fund	191,312	179,706	—	—	8,145,015	(2)	8,516,031
Real Estate Fund(1)	2,389,689	151,113	—	—	472,326	—	3,013,128
International Equity Fund	1,440,958	11,197,034	—	—	21,581,075	6	34,219,073

(1)	The Real Estate Fund has a tax year end of December 31.

Late-year loss deferral represents ordinary losses from January 1, 2020 through October 31, 2021, that in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total

Core Bond Fund	$51,612	$—	$51,612
Long/Short Equity Fund	2,450,123	—	2,450,123

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For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in passive foreign investment companies and deferred losses from wash sale transactions. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Limited Duration Fund	$150,897,305	$15,151	$(5,345,928)	$(5,330,777)
Core Bond Fund	159,681,448	91,960	(13,306,606)	(13,214,646)
Long/Short Equity Fund	36,101,806	1,200,003	(2,504,980)	(1,304,977)
Large Cap Value Fund	109,587,905	23,775,415	(6,674,801)	17,100,614
Large Cap Growth Fund	110,032,979	18,527,850	(12,207,207)	6,320,643
Small Cap Fund	106,736,089	20,358,182	(12,819,481)	7,538,701
U.S. All Cap Index Fund	58,567,610	4,119,166	(4,966,187)	(847,021)
Real Estate Fund	148,273,352	3,134,774	(8,392,890)	(5,258,116)
International Equity Fund	133,912,294	14,593,920	(13,561,712)	1,032,208

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Catholic Values Investing Risk (All Funds) — The Funds considers the United States Conference of Catholic Bishops (the “USCCB”) Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the USCCB Guidelines.

Covered Call Risk (Real Estate Fund) — Covered call risk is the risk that the issuer of the call option will forgo any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retain the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.

Derivatives Risk (Long/Short Equity Fund and U.S. All Cap Index Fund) — The Funds’ use of futures contracts, forward contracts, options and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Funds’ gains or losses. There are various factors that affect the Funds’ ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Funds buys or sells. The Funds could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Funds from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Funds. Derivatives are often more volatile than other investments and the Funds may lose more in a derivative than it originally invested in it. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Forward Contracts. A forward contract involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its

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obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they also involve a high degree of leverage.

Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally classified as liquid, under certain market conditions they may be classified as illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the investment managers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Options. Options involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). If the Fund writes a “covered” call option (i.e., a call option on a security in which the Fund holds a long position), the Fund may not participate fully in a rise in market value of the underlying security. Over-the-counter options also involve counterparty solvency risk.

Swaps. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk and valuation risk. Swaps may also be classified as illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Emerging Markets Securities Risk (International Equity Fund) – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk (Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund) – Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Fixed Income Risk (Limited Duration Fund and Core Bond Fund) – The market values of fixed income investments change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. Current market conditions may pose heightened risks for the Funds. While interest rates in the U.S. are near historic lows, recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in

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a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Funds’ values may fluctuate and/or Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force Funds to sell securities into a declining or illiquid market.

In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Foreign Company Risk (Real Estate Fund and International Equity Fund) – Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolios. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (Real Estate Fund and International Equity Fund) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

High Yield Bond Risk (Limited Duration Fund and Core Bond Fund) – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Indexing Strategy/Index Tracking Risk (U.S. All Cap Index Fund) – The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Investment Style Risk (Long/Short Equity Fund, Large Cap Value Fund and Large Cap Growth Fund) – The Sub-Adviser’s value investment style may increase the risks of investing in the Fund. If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Large-Capitalization Company Risk (Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, U.S. All Cap Index Fund and Real Estate Fund) — The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Large Purchase and Redemption Risk (All Funds) — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Market Risk (All Funds) – Each Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities

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and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

Mortgage-Backed and Asset-Backed Securities Risk (Limited Duration Fund and Core Bond Fund) – Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating the security’s decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds’ recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if the Fund cannot sell collateral quickly and receive the amount the Fund is owed.

Municipal Bonds Risk (Limited Duration Fund and Core Bond Fund) – Municipal bonds are fixed income securities issued by state or local governments or their agencies to finance capital expenditures and operations. The obligation to pay principal and interest on municipal bonds may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal bonds vary in credit quality. Municipal bonds, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal bonds, to pay interest and principal on municipal bonds. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for municipal issuers to meet their obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal bonds to repay principal and to make interest payments. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Funds’ securities.

Portfolio Turnover Risk (Long/Short Equity Fund, Large Cap Growth Fund and Real Estate Fund) — Due to its investment strategy, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Funds’ performance.

Real Estate Investment Trusts Risk (U.S. All Cap Index Fund and Real Estate Fund) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed above. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Real Estate Sector Risk (Real Estate Fund) – Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. In addition to these risks, some REITs and real estate operating companies (“REOCs”) have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Moreover, certain real estate investments may be illiquid and, therefore, the ability of REITs and REOCs to reposition their portfolios promptly in response to changes in economic or other conditions is limited. These factors may increase the volatility of the Fund’s investments in REITs or REOCs.

Sector Emphasis Risk (Long/Short Equity Fund and Real Estate Fund) – The securities of companies in the same business sector, if comprising a significant portion of the Funds’ portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Funds’ portfolio or the Funds’ portfolio was diversified across a greater number of industry sectors.

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Short Sales Risk (Long/Short Equity Fund) – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Small-Capitalization Company Risk (Small Cap Fund, U.S. All Cap Index Fund and Real Estate Fund) – The small-capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Credit Risk (Limited Duration Fund and Core Bond Fund) – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Interest Rate Risk (Limited Duration Fund and Core Bond Fund) – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

Prepayment and Extension Risk (Limited Duration Fund and Core Bond Fund) – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

U.S. Government Securities Risk (Limited Duration Fund and Core Bond Fund) – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Corporate Fixed Income Securities Risk (Limited Duration Fund and Core Bond Fund) – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

Liquidity Risk (Limited Duration Fund and Core Bond Fund) – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Quantitative Investing Risk (Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund) – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Information Technology Sector Risk (Large Cap Growth Fund) – Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

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Foreign/Emerging Markets Securities Risk (Real Estate Fund and International Equity Fund) – Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising a Fund’s portfolio. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Certain foreign countries have experienced outbreaks of infectious illnesses and may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund’s investments in that country and other affected countries.

A Fund may invest in unsponsored American Depositary Receipts (“ADRs”), which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

11. In-Kind Transactions:

During the period ended April 30, 2022, the Limited Duration Fund redeemed shares of beneficial interest in exchange for securities and cash. The securities were redeemed at their current value on the date of the transaction.

Transaction Date	Shares Redeemed	Cash	Investment Securities at Value	Interest Accrued	Total	Realized Gains(Losses)
4/29/2022	1,595,855	$578,615	$14,756,218	$65,167	$15,400,000	$(548,748)

12. Other:

At April 30, 2022, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders I Shares	% Ownership	No. of Shareholders Class S Shares	% Ownership
Limited Duration Fund	3	43%	1	86%
Core Bond Fund	2	33%	1	94%
Long/Short Equity Fund	4	85%	—	—
Large Cap Value Fund	2	32%	2	96%
Large Cap Growth Fund	2	37%	1	95%
Small Cap Fund	1	48%	3	100%
U.S. All Cap Index Fund	3	59%	—	—
Real Estate Fund	1	75%	—	—
International Equity Fund	1	41%	3	86%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

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13. Subsequent Events:

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements except as follows:

On May 27, 2022, following approval at a meeting of the shareholders of the Large Cap Growth Fund, the diversification status of the Large Cap Growth Fund was changed from a diversified fund to a non-diversified fund, as those terms are defined under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Large Cap Growth Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2021 to April 30, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period *
Limited Duration Fund
Actual Fund Return
I Shares	$1,000.00	$997.60	0.50%	$2.52
Class S Shares	1,000.00	998.10	0.60	3.02
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.69	0.50%	$2.55
Class S Shares	1,000.00	1,022.18	0.60	3.06
Core Bond Fund
Actual Fund Return
I Shares	$1,000.00	$1,012.90	0.50%	$2.54
Class S Shares	1,000.00	1,011.40	0.60	3.04
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.69	0.50%	$2.55
Class S Shares	1,000.00	1,022.18	0.60	3.06
Long/Short Equity Fund
Actual Fund Return
I Shares	$1,000.00	$1,005.20	2.16%	$10.92
Hypothetical 5% Return
I Shares	$1,000.00	$1,014.32	2.16%	$10.97

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Value Fund
Actual Fund Return
I Shares	$1,000.00	$953.60	0.90%	$4.36
Class S Shares	1,000.00	953.10	1.00	4.84
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class S Shares	1,000.00	1,019.84	1.00	5.01
Large Cap Growth Fund
Actual Fund Return
I Shares	$1,000.00	$795.50	0.90%	$4.01
Class S Shares	1,000.00	795.70	1.00	4.45
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class S Shares	1,000.00	1,019.84	1.00	5.01
Small Cap Fund
Actual Fund Return
I Shares	$1,000.00	$838.70	1.05%	$4.79
Class S Shares	1,000.00	838.40	1.12	5.11
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.59	1.05%	$5.26
Class S Shares	1,000.00	1,019.24	1.12	5.61

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period *
U.S. All Cap Index Fund
Actual Fund Return
I Shares	$1,000.00	$870.70	0.25%	$1.16
Hypothetical 5% Return
I Shares	$1,000.00	$1,023.56	0.25%	$1.25
Real Estate Fund
Actual Fund Return
I Shares	$1,000.00	$1,042.00	1.00%	$5.06
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.84	1.00%	$5.01

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period *
International Equity Fund
Actual Fund Return
I Shares	$1,000.00	$860.00	1.10%	$5.07
Class S Shares	1,000.00	859.20	1.20	5.53
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class S Shares	1,000.00	1,018.84	1.20	6.01

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 17, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 17, 2021 to decide whether to renew the following agreements (the “Agreements”) for an additional one-year term (the “December Meeting”):

•	the advisory agreement between Knights of Columbus Asset Advisors LLC (the “Adviser”) and the Trust, on behalf of the Funds;

•	the sub-advisory agreement between the Adviser and L2 Asset Management, LLC, with respect to the Knights of Columbus Long/Short Equity Fund and Knights of Columbus U.S. All Cap Index Fund; and

•

the sub-advisory agreement between the Adviser and Ranger Global Real Estate Advisors (together with L2 Asset Management, LLC, the “Sub-Advisers”), with respect to the Knights of Columbus Real Estate Fund.

The December Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the December Meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the December Meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the December Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the December Meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the December Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the Knights of Columbus Core Bond Fund and Knights of Columbus Limited Duration Fund, and by L2 Asset Management, LLC to the Knights of Columbus Long/Short Equity Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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Knights of Columbus Funds

P.O. Box 219009

Kansas City, MO 64121

1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, CT 06510

Investments Subadvisers

L2 Asset Management, LLC

66 Glezen Lane,

Wayland, MA 01778

Ranger Global Real Estate Advisors, LLC

415 Madison Avenue, 14th Floor

New York, NY 10017

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a

current prospectus for the Funds described.

KOC-SA-001-0800

Item 2.  Code of Ethics.

Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b)    Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022